Hartford Core Bond ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7%
	Asset-Backed - Automobile - 2.9%
	American Credit Acceptance Receivables Trust
$ 30,000	4.55%, 10/13/2026(1)	$ 29,885
185,000	6.09%, 11/12/2027(1)	184,159
440,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	435,885
220,000	Avis Budget Rental Car Funding AESOP LLC 5.90%, 08/21/2028(1)	217,071
327,776	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	325,305
440,444	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	439,189
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	137,243
155,000	5.41%, 02/15/2029(1)	152,320
215,000	Enterprise Fleet Financing LLC 5.42%, 10/22/2029(1)	211,758
	Exeter Automobile Receivables Trust
116,839	2.18%, 06/15/2026	116,195
155,000	4.57%, 01/15/2027	153,552
210,000	5.72%, 04/15/2027	208,475
87,000	6.03%, 08/16/2027	86,380
90,000	6.11%, 09/15/2027	89,426
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	249,725
77,000	5.05%, 01/18/2028(1)	75,263
195,000	5.21%, 05/15/2028(1)	190,400
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	44,263
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	553,764
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	434,136
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	103,130
	Santander Drive Auto Receivables Trust
380,000	4.42%, 11/15/2027	369,879
120,000	4.43%, 03/15/2027	117,537
85,000	4.72%, 06/15/2027	83,326
160,000	4.98%, 02/15/2028	157,019
280,000	5.61%, 07/17/2028	276,505
350,000	5.95%, 01/17/2028	347,114
235,000	SFS Auto Receivables Securitization Trust 5.47%, 12/20/2029(1)	230,164
94,353	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	94,051
	Westlake Automobile Receivables Trust
105,000	1.65%, 02/17/2026(1)	102,153
280,000	4.31%, 09/15/2027(1)	274,668
90,000	5.41%, 01/18/2028(1)	88,694
400,000	6.14%, 03/15/2028(1)	397,800
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	140,438
		7,116,872
	Asset-Backed - Finance & Insurance - 0.5%
380,000	Bain Capital Credit CLO Ltd. 6.82%, 07/25/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	377,218
39,277	BHG Securitization Trust 0.90%, 10/17/2034(1)	37,845
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Asset-Backed - Finance & Insurance - 0.5% - (continued)
$ 250,000	BlueMountain CLO XXIV Ltd. 6.78%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	$ 246,125
470,000	BlueMountain CLO XXXI Ltd. 6.81%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	463,553
		1,124,741
	Asset-Backed - Student Loan - 0.3%
	Navient Private Education Refi Loan Trust
152,582	0.97%, 12/16/2069(1)	127,411
257,158	1.11%, 02/18/2070(1)	212,213
322,046	5.51%, 10/15/2071(1)	313,798
		653,422
	Commercial Mortgage-Backed Securities - 4.2%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	206,348
	BBCMS Mortgage Trust
125,000	3.66%, 04/15/2055(3)	103,361
120,000	4.60%, 06/15/2055(3)	106,465
175,000	5.44%, 12/15/2055(3)	164,733
55,000	5.71%, 12/15/2055(3)	52,724
	Benchmark Mortgage Trust
2,786,014	0.57%, 07/15/2056(3)(4)	110,639
560,596	1.51%, 01/15/2054(3)(4)	44,400
616,096	1.79%, 07/15/2053(3)(4)	40,991
480,000	BX Commercial Mortgage Trust 6.15%, 09/15/2036, 1 mo. USD Term SOFR + 0.81%(1)(2)	464,962
630,000	BX Trust 6.35%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(2)	609,502
215,000	CAMB Commercial Mortgage Trust 6.45%, 12/15/2037, 1 mo. USD Term SOFR + 1.18%(1)(2)	213,377
37,257	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	36,288
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	84,103
35,000	3.18%, 02/10/2048	33,543
150,000	3.31%, 03/10/2048	143,463
110,000	3.38%, 01/10/2039(1)	87,054
210,000	3.61%, 08/10/2049(1)(3)	191,625
29,999	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	28,477
97,069	CSMC Trust 2.26%, 08/15/2037(1)	87,827
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	251,943
	DBJPM Mortgage Trust
466,925	1.71%, 09/15/2053(3)(4)	27,168
24,420	3.04%, 05/10/2049	23,387
	FREMF Mortgage Trust
295,000	3.61%, 04/25/2048(1)(3)	283,795
90,000	3.67%, 11/25/2049(1)(3)	87,136
230,000	3.76%, 07/25/2026(1)(3)	215,133
225,000	3.95%, 06/25/2049(1)(3)	212,618
315,000	4.16%, 08/25/2047(1)(3)	308,768
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	344,779
200,000	Hawaii Hotel Trust 6.53%, 05/15/2038, 1 mo. USD Term SOFR + 1.20%(1)(2)	197,615
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	991,935
	JPMBB Commercial Mortgage Securities Trust
40,788	3.56%, 12/15/2048	39,670
635,000	3.58%, 03/17/2049	594,536

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	JPMDB Commercial Mortgage Securities Trust
$ 75,574	2.95%, 06/15/2049	$ 72,514
632,000	3.14%, 12/15/2049	567,891
119,666	3.24%, 10/15/2050	112,409
722,483	Life Mortgage Trust 6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	707,394
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	202,710
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	45,761
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	342,764
719,000	3.43%, 03/15/2059	670,875
39,462	3.52%, 12/15/2048	38,293
420,000	3.64%, 03/15/2050	380,024
235,000	3.81%, 12/15/2048	222,231
	Wells Fargo NA
3,982,326	0.64%, 11/15/2062(3)(4)	123,290
949,702	0.94%, 02/15/2052(3)(4)	34,618
997,258	0.99%, 02/15/2056(3)(4)	62,404
1,473,698	1.33%, 11/15/2053(3)(4)	97,786
1,248,072	1.76%, 03/15/2063(3)(4)	110,220
170,000	2.04%, 02/15/2054	127,708
145,000	4.41%, 11/15/2061(3)	133,230
		10,440,487
	Other Asset-Backed Securities - 8.7%
	Affirm Asset Securitization Trust
3,894	1.90%, 01/15/2025(1)	3,872
210,000	6.61%, 01/18/2028(1)	208,964
425,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	400,891
102,556	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	101,554
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.55%, 05/15/2036, 1 mo. USD Term SOFR + 1.21%(1)(2)	98,816
75,645	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	74,818
456,208	Barings CLO Ltd. 6.87%, 10/20/2030, 3 mo. USD Term SOFR + 1.45%(1)(2)	455,182
315,000	Benefit Street Partners CLO XXXI Ltd. 7.73%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	314,225
460,000	BlueMountain CLO XXXIII Ltd. 6.83%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	455,393
245,524	Carlyle Global Market Strategies CLO Ltd. 6.68%, 05/15/2031, 3 mo. USD Term SOFR + 1.31%(1)(2)	244,946
251,409	Carlyle U.S. CLO Ltd. 6.70%, 04/20/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	250,111
190,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	189,371
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	82,430
126,765	1.69%, 07/15/2060(1)	114,965
97,713	5.97%, 08/15/2062(1)	94,739
95,000	CNH Equipment Trust 4.77%, 10/15/2030	91,753
	DB Master Finance LLC
147,375	2.79%, 11/20/2051(1)	111,426
705,600	4.35%, 05/20/2049(1)	642,887
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	158,418
	Domino's Pizza Master Issuer LLC
151,125	2.66%, 04/25/2051(1)	126,256
433,125	3.67%, 10/25/2049(1)	369,404
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Other Asset-Backed Securities - 8.7% - (continued)
$ 207,350	4.12%, 07/25/2047(1)	$ 191,007
260,939	Dryden 55 CLO Ltd. 6.68%, 04/15/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	259,678
	Elmwood CLO Ltd.
295,000	7.64%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	291,071
435,000	7.80%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	434,958
	FirstKey Homes Trust
154,128	4.15%, 05/17/2039(1)	144,026
586,682	4.25%, 07/17/2039(1)	546,749
640,000	FS Rialto Issuer LLC 6.70%, 11/16/2036, 1 mo. USD Term SOFR + 1.36%(1)(2)	627,379
703,080	Galaxy XXIV CLO Ltd. 6.78%, 01/15/2031, 3 mo. USD Term SOFR + 1.38%(1)(2)	701,253
250,000	Invesco U.S. CLO Ltd. 7.71%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	247,407
256,752	KKR CLO 21 Ltd. 6.66%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	255,292
215,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	211,176
270,000	Madison Park Funding XXII Ltd. 6.92%, 01/15/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	269,473
248,903	Magnetite XVII Ltd. 6.78%, 07/20/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	248,243
330,000	MF1 Ltd. 7.08%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	320,499
380,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	324,927
410,000	Octagon 61 Ltd. 7.77%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	411,380
785,000	Octagon Investment Partners XXI Ltd. 6.63%, 02/14/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	780,292
	PRET LLC
167,415	1.74%, 07/25/2051(1)(5)	154,114
478,653	1.84%, 09/25/2051(1)(5)	432,775
115,019	1.87%, 07/25/2051(1)(5)	104,756
478,678	2.49%, 10/25/2051(1)(5)	442,009
365,511	Pretium Mortgage Credit Partners I LLC 2.36%, 10/27/2060(1)(5)	341,361
207,433	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	193,023
	Progress Residential Trust
401,967	1.51%, 10/17/2038(1)	350,368
144,016	3.20%, 04/17/2039(1)	129,991
398,972	4.44%, 05/17/2041(1)	363,419
106,629	4.45%, 06/17/2039(1)	100,348
178,743	4.75%, 10/27/2039(1)	168,495
91,490	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	89,032
625,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	563,884
635,000	RR 23 Ltd. 8.00%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	633,286
3,350	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	3,330
718,076	Sound Point CLO XIX Ltd. 6.66%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	713,647
390,000	Sound Point CLO XXIX Ltd. 6.71%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	384,323
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	54,553
410,000	5.90%, 07/25/2048(1)	390,393

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Other Asset-Backed Securities - 8.7% - (continued)
$ 75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	$ 67,713
350,000	Texas Debt Capital CLO Ltd. 7.72%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	349,986
655,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	604,734
26,533	Upstart Securitization Trust 0.84%, 09/20/2031(1)	26,323
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	212,841
	VCAT LLC
111,982	1.74%, 05/25/2051(1)(5)	102,529
598,271	1.87%, 08/25/2051(1)(5)	556,109
442,902	1.92%, 09/25/2051(1)(5)	405,623
42,493	2.12%, 03/27/2051(1)(5)	40,543
660,000	Venture 37 CLO Ltd. 6.81%, 07/15/2032, 3 mo. USD Term SOFR + 1.41%(1)(2)	649,681
390,000	Venture 42 CLO Ltd. 6.79%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	382,927
150,000	Venture 43 CLO Ltd. 6.90%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	148,755
227,877	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	199,124
164,581	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	152,888
122,532	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	115,403
149,899	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	135,014
84,356	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	77,946
250,000	Voya CLO Ltd. 6.85%, 10/18/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)	249,539
299,617	Wellfleet CLO X Ltd. 6.85%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	296,256
200,388	Wendy's Funding LLC 2.37%, 06/15/2051(1)	162,418
98,500	Wingstop Funding LLC 2.84%, 12/05/2050(1)	84,802
		21,489,492
	Whole Loan Collateral CMO - 7.1%
260,465	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	240,891
	Angel Oak Mortgage Trust
86,494	0.91%, 01/25/2066(1)(3)	68,761
303,912	0.95%, 07/25/2066(1)(3)	235,835
51,153	0.99%, 04/25/2053(1)(3)	45,904
76,203	0.99%, 04/25/2066(1)(3)	60,604
199,373	1.04%, 01/20/2065(1)(3)	152,942
143,609	1.07%, 05/25/2066(1)(3)	116,548
452,925	1.46%, 09/25/2066(1)(3)	339,978
25,269	1.47%, 06/25/2065(1)(3)	23,016
43,222	1.69%, 04/25/2065(1)(3)	39,050
221,189	1.82%, 11/25/2066(1)(3)	178,997
591,961	2.88%, 12/25/2066(1)(5)	496,310
26,110	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	23,904
148,944	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	122,443
	BRAVO Residential Funding Trust
50,688	0.94%, 02/25/2049(1)(3)	43,398
66,337	0.97%, 03/25/2060(1)(3)	59,636
381,133	1.62%, 03/01/2061(1)(5)	338,174
	Bunker Hill Loan Depositary Trust
44,294	1.72%, 02/25/2055(1)(3)	41,918
24,299	2.88%, 07/25/2049(1)(5)	22,327
69,117	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	55,179
388,327	CIM Trust 1.43%, 07/25/2061(1)(3)	325,003
	COLT Mortgage Loan Trust
34,954	0.80%, 07/27/2054(1)	29,328
128,132	0.91%, 06/25/2066(1)(3)	97,538
203,185	0.92%, 08/25/2066(1)(3)	155,051
370,056	0.96%, 09/27/2066(1)(3)	279,878
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
$ 457,991	1.11%, 10/25/2066(1)(3)	$ 364,834
50,236	1.33%, 10/26/2065(1)(3)	43,635
28,107	1.51%, 04/27/2065(1)(3)	26,097
525,490	2.28%, 12/27/2066(1)(3)	437,966
91,099	4.30%, 03/25/2067(1)(3)	86,555
239,562	COLT Trust 1.39%, 01/25/2065(1)(3)	191,680
	Connecticut Avenue Securities Trust
299,520	7.22%, 06/25/2043, 30 day USD SOFR Average + 1.90%(1)(2)	300,707
101,673	7.62%, 05/25/2043, 30 day USD SOFR Average + 2.30%(1)(2)	103,019
150,422	7.82%, 04/25/2043, 30 day USD SOFR Average + 2.50%(1)(2)	152,220
	CSMC Trust
91,487	0.83%, 03/25/2056(1)(3)	69,810
186,361	0.94%, 05/25/2066(1)(3)	141,148
456,742	1.17%, 07/25/2066(1)(3)	348,395
162,431	1.18%, 02/25/2066(1)(3)	133,791
78,893	1.21%, 05/25/2065(1)(5)	69,384
76,613	1.80%, 12/27/2060(1)(3)	67,629
230,075	1.84%, 10/25/2066(1)(3)	191,393
156,072	2.00%, 01/25/2060(1)(3)	130,958
574,744	2.27%, 11/25/2066(1)(3)	466,135
	Deephaven Residential Mortgage Trust
24,567	0.72%, 05/25/2065(1)(3)	22,306
52,551	0.90%, 04/25/2066(1)(3)	42,205
	Ellington Financial Mortgage Trust
29,005	0.80%, 02/25/2066(1)(3)	23,313
58,283	0.93%, 06/25/2066(1)(3)	44,064
22,909	1.18%, 10/25/2065(1)(3)	19,982
326,538	1.24%, 09/25/2066(1)(3)	247,200
265,497	2.21%, 01/25/2067(1)(3)	218,278
	Federal National Mortgage Association Connecticut Avenue Securities
140,170	7.02%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(2)	140,168
61,291	7.87%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	62,651
	GCAT Trust
101,528	0.87%, 01/25/2066(1)(3)	78,931
109,167	1.04%, 05/25/2066(1)(3)	86,043
321,027	1.09%, 08/25/2066(1)(3)	242,943
452,880	1.26%, 07/25/2066(1)(3)	348,820
21,279	1.56%, 04/25/2065(1)(5)	18,998
165,725	1.92%, 08/25/2066(1)(3)	138,763
9,677	2.25%, 01/25/2060(1)(5)	9,013
	Imperial Fund Mortgage Trust
178,338	1.07%, 09/25/2056(1)(3)	134,138
547,170	2.09%, 01/25/2057(1)(3)	443,404
626,353	3.64%, 03/25/2067(1)(5)	545,430
	Legacy Mortgage Asset Trust
88,443	1.65%, 11/25/2060(1)(5)	77,042
77,651	1.75%, 04/25/2061(1)(5)	69,261
105,800	1.75%, 07/25/2061(1)(5)	93,856
	MetLife Securitization Trust
37,817	3.75%, 03/25/2057(1)(3)	34,367
32,808	3.75%, 04/25/2058(1)(3)	31,236
	MFA Trust
20,965	1.01%, 01/26/2065(1)(3)	18,409
132,687	1.03%, 11/25/2064(1)(3)	105,422
58,289	1.15%, 04/25/2065(1)(3)	50,516
21,294	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	20,802

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.7% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
	New Residential Mortgage Loan Trust
$ 74,383	0.94%, 07/25/2055(1)(3)	$ 62,328
49,396	0.94%, 10/25/2058(1)(3)	42,765
370,683	1.16%, 11/27/2056(1)(3)	293,846
17,230	1.65%, 05/24/2060(1)(3)	15,929
517,609	2.28%, 04/25/2061(1)(3)	416,959
87,067	3.50%, 12/25/2057(1)(3)	80,612
14,343	3.75%, 03/25/2056(1)(3)	12,993
39,248	3.75%, 11/25/2058(1)(3)	35,174
168,071	4.00%, 03/25/2057(1)(3)	153,433
180,939	4.00%, 12/25/2057(1)(3)	166,810
226,282	NMLT Trust 1.19%, 05/25/2056(1)(3)	176,384
	OBX Trust
232,328	1.05%, 07/25/2061(1)(3)	167,057
154,570	1.07%, 02/25/2066(1)(3)	122,693
463,392	2.31%, 11/25/2061(1)(3)	377,132
	Preston Ridge Partners Mortgage LLC
214,305	1.74%, 09/25/2026(1)(3)	197,173
143,053	1.79%, 06/25/2026(1)(5)	129,250
205,892	1.79%, 07/25/2026(1)(5)	191,753
230,562	1.87%, 04/25/2026(1)(5)	214,720
323,666	1.87%, 08/25/2026(1)(5)	295,297
52,887	2.12%, 03/25/2026(1)(3)	50,624
46,769	2.36%, 11/25/2025(1)(5)	45,295
419,775	2.36%, 10/25/2026(1)(5)	391,217
84,225	PRPM LLC 1.32%, 07/25/2051(1)(5)	73,909
48,807	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	44,016
17,882	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	15,750
114,129	STAR Trust 1.22%, 05/25/2065(1)(3)	98,297
	Starwood Mortgage Residential Trust
40,439	0.94%, 05/25/2065(1)(3)	35,513
378,359	1.16%, 08/25/2056(1)(3)	298,722
18,039	1.49%, 04/25/2065(1)(3)	16,621
356,501	1.92%, 11/25/2066(1)(3)	275,210
129,116	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	125,656
	Towd Point Mortgage Trust
107,257	1.75%, 10/25/2060(1)	91,668
36,654	2.16%, 01/25/2052(1)(3)	36,252
126,669	2.75%, 10/25/2057(1)(3)	120,025
44,185	2.90%, 10/25/2059(1)(3)	40,281
346,485	2.92%, 11/30/2060(1)(3)	281,117
29,906	3.25%, 03/25/2058(1)(3)	28,537
171,874	3.75%, 03/25/2058(1)(3)	158,783
145,339	TRK Trust 1.15%, 07/25/2056(1)(3)	120,692
	Verus Securitization Trust
71,357	0.92%, 02/25/2064(1)(3)	60,357
161,665	0.94%, 07/25/2066(1)(3)	128,669
397,031	1.01%, 09/25/2066(1)(3)	315,121
62,601	1.03%, 02/25/2066(1)(3)	51,320
43,323	1.22%, 05/25/2065(1)(5)	39,159
29,812	1.50%, 05/25/2065(1)(5)	27,431
249,070	1.82%, 11/25/2066(1)(3)	201,342
493,743	1.83%, 10/25/2066(1)(3)	405,747
27,455	2.69%, 11/25/2059(1)(3)	26,347
355,706	2.72%, 01/25/2067(1)(5)	300,701
		17,342,217
	Total Asset & Commercial Mortgage-Backed Securities (cost $63,713,712)	$ 58,167,231
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5%
	Aerospace/Defense - 0.2%
	Boeing Co.
$ 161,000	5.04%, 05/01/2027	$ 155,984
60,000	5.15%, 05/01/2030	56,312
270,000	Northrop Grumman Corp. 5.15%, 05/01/2040	237,717
		450,013
	Agriculture - 0.8%
	BAT Capital Corp.
145,000	6.34%, 08/02/2030	140,732
35,000	6.42%, 08/02/2033	33,103
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	193,487
110,000	4.00%, 06/22/2032(1)	96,019
135,000	4.75%, 04/24/2033(1)	123,743
	Philip Morris International, Inc.
475,000	4.88%, 02/15/2028	456,667
315,000	5.13%, 11/17/2027	307,208
375,000	5.13%, 02/15/2030	353,782
85,000	5.38%, 02/15/2033	78,694
110,000	5.63%, 11/17/2029	107,714
200,000	5.63%, 09/07/2033	188,184
		2,079,333
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	241,005
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	247,679
		488,684
	Beverages - 0.1%
155,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	141,878
	Biotechnology - 0.7%
	Amgen, Inc.
130,000	5.15%, 03/02/2028	126,930
60,000	5.25%, 03/02/2030	57,682
245,000	5.25%, 03/02/2033	228,896
125,000	5.75%, 03/02/2063	108,989
	CSL Finance PLC
75,000	4.05%, 04/27/2029(1)	69,404
170,000	4.25%, 04/27/2032(1)	151,310
	Gilead Sciences, Inc.
250,000	1.65%, 10/01/2030	191,318
230,000	5.25%, 10/15/2033	218,369
	Royalty Pharma PLC
140,000	2.15%, 09/02/2031	103,003
560,000	2.20%, 09/02/2030	428,228
		1,684,129
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
386,000	6.17%, 07/15/2027	376,962
125,000	6.35%, 11/15/2028	122,104
175,000	6.55%, 11/15/2030	168,566
320,000	Nutrien Ltd. 4.90%, 03/27/2028	306,707
	Sherwin-Williams Co.
312,000	2.30%, 05/15/2030	249,106
2,000	2.95%, 08/15/2029	1,706
		1,225,151
	Commercial Banks - 8.2%
	Bank of America Corp.
85,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	63,354

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Commercial Banks - 8.2% - (continued)
$ 550,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	$ 407,222
55,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	41,273
110,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	86,855
1,395,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	1,071,714
35,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	31,175
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	593,721
165,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	156,951
400,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	396,067
390,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	393,284
	Barclays PLC
220,000	6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 2 mo. USD SOFR + 2.98% thereafter)(6)	202,106
200,000	7.12%, 06/27/2034, (7.12% fixed rate until 06/27/2033; 6 mo. USD SOFR + 3.57% thereafter)(6)	186,104
200,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(6)	202,278
410,000	BNP Paribas SA 5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	393,834
	BPCE SA
250,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	218,155
880,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	868,048
425,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	413,708
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	247,384
250,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	245,821
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	199,451
	Deutsche Bank AG
300,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	270,857
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Commercial Banks - 8.2% - (continued)
$ 150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(6)	$ 147,154
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(6)	33,934
	Goldman Sachs Group, Inc.
40,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(6)	35,706
75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	55,143
305,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	226,845
371,000	2.60%, 02/07/2030	298,513
650,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	496,508
	HSBC Holdings PLC
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	176,154
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	187,265
200,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(6)	151,019
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	186,889
245,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 6 mo. USD SOFR + 2.61% thereafter)(6)	233,789
610,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	549,311
200,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	196,000
330,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	307,401
55,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	52,901
250,000	Huntington National Bank 5.65%, 01/10/2030	229,286
200,000	Intesa Sanpaolo SpA 6.63%, 06/20/2033(1)	183,704
	JP Morgan Chase & Co.
893,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	859,435
345,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	261,938
305,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	293,786
180,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	179,737

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Commercial Banks - 8.2% - (continued)
$ 65,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	$ 64,642
	M&T Bank Corp.
245,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	204,821
225,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	225,747
500,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	453,303
	Morgan Stanley
562,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	407,326
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	69,006
337,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	271,154
141,000	3.97%, 07/22/2038(3)	107,024
255,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(6)	242,890
440,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	418,827
115,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(6)	110,676
40,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	36,386
630,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	629,378
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	240,871
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)(7)	240,450
	PNC Financial Services Group, Inc.
110,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(6)	96,997
90,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(6)	90,085
235,000	Royal Bank of Canada 5.20%, 08/01/2028	226,620
610,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	538,315
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	206,526
	UBS Group AG
205,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	192,519
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	196,068
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Commercial Banks - 8.2% - (continued)
$ 250,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	$ 247,489
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	510,172
	Wells Fargo & Co.
159,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD Term SOFR + 1.09% thereafter)(6)	152,562
295,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	234,031
295,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	241,399
185,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	146,048
165,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	156,157
280,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	246,667
161,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	128,533
120,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	108,881
615,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(6)	592,680
100,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	98,437
		20,164,467
	Commercial Services - 0.0%
	Howard University
100,000	2.90%, 10/01/2031	80,214
70,000	3.48%, 10/01/2041	46,348
		126,562
	Diversified Financial Services - 0.8%
	American Express Co.
110,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 3 mo. USD SOFR + 1.84% thereafter)(6)	98,968
375,000	6.34%, 10/30/2026, (6.34% fixed rate until 10/30/2025; 6 mo. USD SOFR + 1.33% thereafter)(6)	376,084
	Capital One Financial Corp.
40,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	34,317
225,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	184,618
70,000	3.75%, 03/09/2027	63,197
205,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	184,299

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Diversified Financial Services - 0.8% - (continued)
$ 45,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	$ 41,886
75,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(6)	66,063
300,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	287,378
205,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(6)	187,532
120,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	120,088
230,000	Nasdaq, Inc. 5.55%, 02/15/2034	213,545
		1,857,975
	Electric - 5.4%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	63,313
42,000	4.15%, 08/15/2044	30,766
	Arizona Public Service Co.
85,000	5.55%, 08/01/2033	80,029
40,000	6.35%, 12/15/2032	39,967
195,000	Berkshire Hathaway Energy Co. 4.60%, 05/01/2053	145,431
250,000	CenterPoint Energy, Inc. 5.25%, 08/10/2026	246,182
125,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	103,325
195,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	114,801
	Dominion Energy, Inc.
119,000	3.38%, 04/01/2030	100,236
521,000	5.38%, 11/15/2032	483,466
10,000	6.30%, 03/15/2033	9,758
	Duke Energy Corp.
70,000	2.45%, 06/01/2030	55,883
1,245,000	2.55%, 06/15/2031	961,508
120,000	3.75%, 09/01/2046	78,609
215,000	4.50%, 08/15/2032	188,236
65,000	5.00%, 08/15/2052	50,873
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	49,355
	Edison International
95,000	4.13%, 03/15/2028	86,458
160,000	5.25%, 11/15/2028	152,021
60,000	6.95%, 11/15/2029	61,035
205,000	Enel Finance International NV 5.00%, 06/15/2032(1)	180,516
314,000	Evergy, Inc. 2.90%, 09/15/2029	263,735
	Eversource Energy
30,000	4.75%, 05/15/2026	29,168
445,000	5.13%, 05/15/2033	403,099
315,000	5.45%, 03/01/2028	307,665
225,000	Exelon Corp. 5.15%, 03/15/2028	218,398
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	233,963
	Georgia Power Co.
71,000	4.30%, 03/15/2042	54,585
325,000	4.65%, 05/16/2028	310,633
55,000	4.70%, 05/15/2032	49,906
150,000	4.95%, 05/17/2033	137,216
172,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	140,789
100,000	Louisville Gas & Electric Co. 5.45%, 04/15/2033	95,780
15,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	14,480
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Electric - 5.4% - (continued)
$ 120,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	$ 114,589
295,000	National Grid PLC 5.60%, 06/12/2028	288,155
	National Rural Utilities Cooperative Finance Corp.
235,000	4.15%, 12/15/2032	203,031
65,000	5.80%, 01/15/2033	62,993
	NextEra Energy Capital Holdings, Inc.
539,000	2.25%, 06/01/2030	420,719
445,000	4.63%, 07/15/2027	424,286
60,000	5.05%, 02/28/2033	54,577
125,000	5.75%, 09/01/2025	124,399
184,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	143,494
115,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	107,155
230,000	Ohio Power Co. 5.00%, 06/01/2033	209,799
	Pacific Gas & Electric Co.
875,000	2.50%, 02/01/2031	649,709
175,000	3.25%, 06/01/2031	136,107
270,000	4.55%, 07/01/2030	234,001
85,000	4.95%, 07/01/2050	59,680
530,000	5.45%, 06/15/2027	506,592
420,000	6.10%, 01/15/2029	404,301
275,000	6.15%, 01/15/2033	253,627
430,000	6.40%, 06/15/2033	404,367
10,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	9,778
65,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	57,569
324,000	Puget Energy, Inc. 3.65%, 05/15/2025	310,963
47,000	Sempra 3.40%, 02/01/2028	42,374
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	183,245
75,000	2.75%, 02/01/2032	58,489
72,000	2.85%, 08/01/2029	61,225
166,000	3.65%, 02/01/2050	106,154
2,000	4.00%, 04/01/2047	1,378
295,000	4.90%, 06/01/2026	287,843
100,000	5.30%, 03/01/2028	97,812
75,000	5.85%, 11/01/2027	75,009
	Southern Co.
4,000	3.25%, 07/01/2026	3,738
368,000	3.70%, 04/30/2030	319,654
410,000	4.85%, 06/15/2028	391,932
160,000	5.20%, 06/15/2033	147,393
90,000	5.70%, 03/15/2034	85,813
235,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	216,925
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	31,386
310,000	5.00%, 04/01/2033	283,093
100,000	Xcel Energy, Inc. 4.60%, 06/01/2032	88,567
		13,203,106
	Entertainment - 0.2%
	Warnermedia Holdings, Inc.
495,000	4.28%, 03/15/2032	411,529
30,000	5.05%, 03/15/2042	22,337
195,000	5.14%, 03/15/2052	138,572
		572,438
	Environmental Control - 0.1%
270,000	Waste Management, Inc. 4.88%, 02/15/2029	260,348
	Food - 0.3%
	Conagra Brands, Inc.
337,000	4.85%, 11/01/2028	316,804

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Food - 0.3% - (continued)
$ 270,000	5.30%, 10/01/2026	$ 265,358
65,000	General Mills, Inc. 4.95%, 03/29/2033	59,159
		641,321
	Gas - 1.0%
55,000	Atmos Energy Corp. 5.90%, 11/15/2033	54,302
65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	53,190
325,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	282,368
145,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	136,628
	NiSource, Inc.
75,000	1.70%, 02/15/2031	55,050
317,000	3.49%, 05/15/2027	291,836
327,000	3.60%, 05/01/2030	280,348
250,000	5.25%, 03/30/2028	242,837
115,000	5.40%, 06/30/2033	107,246
	Southern California Gas Co.
655,000	5.20%, 06/01/2033	606,542
25,000	5.75%, 06/01/2053	22,255
50,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	47,697
209,000	Southwest Gas Corp. 2.20%, 06/15/2030	162,168
		2,342,467
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
445,000	6.05%, 04/15/2028(1)	426,143
55,000	6.30%, 02/15/2030(1)	51,870
		478,013
	Healthcare - Products - 0.3%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	339,812
295,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	288,496
		628,308
	Healthcare - Services - 0.4%
117,000	CommonSpirit Health 2.76%, 10/01/2024	113,607
228,000	Humana, Inc. 3.70%, 03/23/2029	206,329
225,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	145,417
25,000	Sutter Health 3.36%, 08/15/2050	15,595
	UnitedHealth Group, Inc.
87,000	4.75%, 07/15/2045	71,793
35,000	4.95%, 05/15/2062	28,617
277,000	5.30%, 02/15/2030	272,387
95,000	5.35%, 02/15/2033	91,504
55,000	5.88%, 02/15/2053	52,349
65,000	6.05%, 02/15/2063	62,361
		1,059,959
	Household Products - 0.2%
	Estee Lauder Cos., Inc.
225,000	4.38%, 05/15/2028	214,942
105,000	4.65%, 05/15/2033	95,664
45,000	5.15%, 05/15/2053	38,848
245,000	Kenvue, Inc. 5.50%, 03/22/2025	244,583
		594,037
	Insurance - 1.0%
40,000	Aon Corp. 2.80%, 05/15/2030	32,696
65,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	60,711
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	257,769
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	274,379
	Corebridge Financial, Inc.
170,000	3.85%, 04/05/2029	150,319
50,000	6.05%, 09/15/2033(1)	47,031
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Insurance - 1.0% - (continued)
$ 50,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	$ 49,415
415,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	343,419
180,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	153,792
190,000	MetLife, Inc. 5.38%, 07/15/2033	178,044
470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	354,990
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	177,967
334,000	Willis North America, Inc. 2.95%, 09/15/2029	280,197
		2,360,729
	Internet - 0.1%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	363,673
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	451,086
	IT Services - 0.1%
250,000	Apple, Inc. 4.15%, 05/10/2030	235,582
	Machinery-Diversified - 0.2%
65,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	61,545
481,000	Otis Worldwide Corp. 2.57%, 02/15/2030	391,850
		453,395
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	23,735
185,000	3.90%, 06/01/2052	104,879
482,000	4.20%, 03/15/2028	438,780
380,000	4.40%, 12/01/2061	222,641
95,000	4.80%, 03/01/2050	62,985
68,000	5.13%, 07/01/2049	47,304
	Comcast Corp.
434,000	3.20%, 07/15/2036	321,277
150,000	3.75%, 04/01/2040	110,750
425,000	4.55%, 01/15/2029	403,658
315,000	4.80%, 05/15/2033	287,940
190,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	145,937
	Discovery Communications LLC
105,000	3.63%, 05/15/2030	87,596
23,000	4.13%, 05/15/2029	20,260
135,000	4.65%, 05/15/2050	89,326
472,000	5.20%, 09/20/2047	339,746
70,000	5.30%, 05/15/2049	50,704
	Paramount Global
250,000	4.20%, 05/19/2032	193,519
165,000	4.38%, 03/15/2043	99,444
256,000	4.95%, 01/15/2031(7)	214,154
57,000	5.85%, 09/01/2043	41,320
		3,305,955
	Mining - 0.4%
260,000	Anglo American Capital PLC 3.88%, 03/16/2029(1)	230,421
175,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	162,194
200,000	Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(1)	185,608
	Glencore Funding LLC
125,000	2.85%, 04/27/2031(1)	97,226

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Mining - 0.4% - (continued)
$ 160,000	5.70%, 05/08/2033(1)	$ 148,779
270,000	6.38%, 10/06/2030(1)	264,867
		1,089,095
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
80,000	2.67%, 12/01/2026	71,559
70,000	3.57%, 12/01/2031	56,181
		127,740
	Oil & Gas - 1.0%
	BP Capital Markets America, Inc.
95,000	2.72%, 01/12/2032	75,613
130,000	3.38%, 02/08/2061	77,488
12,000	3.63%, 04/06/2030	10,614
225,000	4.81%, 02/13/2033	206,098
165,000	4.89%, 09/11/2033	151,429
65,000	Canadian Natural Resources Ltd. 2.95%, 07/15/2030	53,097
	ConocoPhillips Co.
120,000	3.80%, 03/15/2052	82,310
190,000	5.05%, 09/15/2033	177,440
75,000	5.70%, 09/15/2063	67,393
100,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	98,908
	Equinor ASA
232,000	3.63%, 04/06/2040	172,631
46,000	3.70%, 04/06/2050	32,049
201,000	Hess Corp. 7.30%, 08/15/2031	217,326
	Occidental Petroleum Corp.
65,000	6.13%, 01/01/2031	63,567
75,000	6.45%, 09/15/2036	72,852
105,000	6.63%, 09/01/2030	105,321
	Ovintiv, Inc.
45,000	5.65%, 05/15/2028	43,712
100,000	6.25%, 07/15/2033	95,109
60,000	7.38%, 11/01/2031	61,660
165,000	Phillips 66 Co. 4.95%, 12/01/2027	160,356
285,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	281,825
	Shell International Finance BV
190,000	3.00%, 11/26/2051	112,851
175,000	3.25%, 04/06/2050	111,111
		2,530,760
	Oil & Gas Services - 0.1%
195,000	Schlumberger Investment SA 4.85%, 05/15/2033	179,907
	Pharmaceuticals - 0.5%
173,000	AbbVie, Inc. 3.20%, 11/21/2029	150,883
	CVS Health Corp.
7,000	4.13%, 04/01/2040	5,207
325,000	5.00%, 01/30/2029	311,291
251,000	5.13%, 02/21/2030	237,384
75,000	5.25%, 02/21/2033	69,317
225,000	McKesson Corp. 5.10%, 07/15/2033	209,658
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	239,096
		1,222,836
	Pipelines - 1.5%
115,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	102,932
100,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	98,317
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Pipelines - 1.5% - (continued)
	Columbia Pipelines Operating Co. LLC
$ 30,000	5.93%, 08/15/2030(1)	$ 29,005
170,000	6.04%, 11/15/2033(1)	161,739
55,000	6.54%, 11/15/2053(1)	50,853
	Enbridge, Inc.
100,000	2.50%, 08/01/2033	72,317
395,000	5.70%, 03/08/2033	370,014
	Energy Transfer LP
75,000	5.25%, 04/15/2029	71,245
107,000	5.30%, 04/01/2044	84,487
165,000	6.05%, 12/01/2026	164,658
60,000	6.10%, 12/01/2028	59,270
335,000	6.40%, 12/01/2030	331,411
70,000	Enterprise Products Operating LLC 2.80%, 01/31/2030	58,568
350,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	325,834
	MPLX LP
165,000	2.65%, 08/15/2030	130,697
125,000	4.95%, 09/01/2032	111,201
55,000	5.20%, 03/01/2047	42,788
62,000	5.20%, 12/01/2047	47,998
	ONEOK, Inc.
180,000	3.10%, 03/15/2030	148,736
35,000	3.40%, 09/01/2029	29,978
95,000	4.35%, 03/15/2029	86,356
80,000	6.10%, 11/15/2032	77,251
60,000	Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	51,027
165,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	148,245
35,000	Targa Resources Corp. 6.13%, 03/15/2033	33,585
410,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	336,229
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	79,696
65,000	Western Midstream Operating LP 4.05%, 02/01/2030	56,359
	Williams Cos., Inc.
100,000	2.60%, 03/15/2031	78,121
180,000	4.65%, 08/15/2032	158,916
194,000	5.65%, 03/15/2033	183,417
		3,781,250
	Real Estate Investment Trusts - 0.8%
	American Tower Corp.
195,000	3.65%, 03/15/2027	179,616
260,000	3.80%, 08/15/2029	227,766
275,000	5.25%, 07/15/2028	262,457
160,000	5.80%, 11/15/2028	156,460
	Crown Castle, Inc.
40,000	2.50%, 07/15/2031	30,271
175,000	3.80%, 02/15/2028	157,905
330,000	4.80%, 09/01/2028	308,513
290,000	Equinix, Inc. 3.20%, 11/18/2029	245,218
155,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	141,606
	VICI Properties LP
50,000	4.95%, 02/15/2030	44,574
290,000	5.13%, 05/15/2032	250,811
		2,005,197
	Retail - 0.3%
225,000	AutoZone, Inc. 6.55%, 11/01/2033	226,187

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.5% - (continued)
	Retail - 0.3% - (continued)
$ 180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	$ 176,258
345,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	309,627
		712,072
	Semiconductors - 0.4%
293,000	Broadcom, Inc. 3.19%, 11/15/2036(1)	203,468
	Intel Corp.
193,000	3.25%, 11/15/2049	117,231
25,000	5.70%, 02/10/2053	22,497
55,000	5.90%, 02/10/2063	49,959
	Marvell Technology, Inc.
50,000	2.95%, 04/15/2031	39,546
175,000	5.75%, 02/15/2029	170,224
70,000	5.95%, 09/15/2033	66,543
205,000	NVIDIA Corp. 3.50%, 04/01/2040	154,208
264,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	238,431
		1,062,107
	Software - 0.4%
	Oracle Corp.
70,000	2.95%, 04/01/2030	58,099
219,000	3.60%, 04/01/2040	151,190
67,000	3.80%, 11/15/2037	49,476
575,000	5.38%, 07/15/2040	491,443
211,000	6.15%, 11/09/2029	211,819
		962,027
	Telecommunications - 1.0%
	AT&T, Inc.
685,000	2.55%, 12/01/2033	492,921
140,000	3.50%, 06/01/2041	93,914
49,000	3.65%, 09/15/2059	28,557
170,000	5.40%, 02/15/2034	156,341
245,000	5.54%, 02/20/2026	243,014
160,000	Rogers Communications, Inc. 3.80%, 03/15/2032	130,021
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	46,912
280,000	3.00%, 02/15/2041	177,633
275,000	3.88%, 04/15/2030	239,819
225,000	4.80%, 07/15/2028	214,186
30,000	5.05%, 07/15/2033	27,175
150,000	5.75%, 01/15/2034	142,652
	Verizon Communications, Inc.
170,000	2.36%, 03/15/2032	127,474
273,000	2.55%, 03/21/2031	213,686
105,000	2.65%, 11/20/2040	63,642
50,000	3.85%, 11/01/2042	35,544
		2,433,491
	Trucking & Leasing - 0.5%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	437,493
	Penske Truck Leasing Co. LP/PTL Finance Corp.
225,000	4.40%, 07/01/2027(1)	209,442
250,000	5.55%, 05/01/2028(1)	240,334
80,000	5.75%, 05/24/2026(1)	78,691
75,000	6.05%, 08/01/2028(1)	73,623
150,000	6.20%, 06/15/2030(1)	146,552
		1,186,135
	Total Corporate Bonds (cost $80,594,617)	$ 72,461,226
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Bermuda - 0.2%
	Bermuda Government International Bonds
$ 400,000	2.38%, 08/20/2030(8)	$ 316,560
200,000	5.00%, 07/15/2032(8)	181,562
		498,122
	Hungary - 0.1%
255,000	Hungary Government International Bonds 5.25%, 06/16/2029(1)	240,210
	Poland - 0.1%
200,000	Bank Gospodarstwa Krajowego 6.25%, 10/31/2028(1)	202,304
	Romania - 0.3%
	Romania Government International Bonds
312,000	3.00%, 02/27/2027(1)	281,927
466,000	3.00%, 02/14/2031(8)	368,732
		650,659
	Saudi Arabia - 0.0%
200,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	158,157
	Total Foreign Government Obligations (cost $2,018,055)	$ 1,749,452
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
205,000	Dallas Fort Worth International Airport, TX, Rev 4.51%, 11/01/2051	$ 164,177
	Development - 0.1%
345,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	322,873
	General - 0.3%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	31,103
256,151	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	246,007
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	50,963
55,000	3.07%, 02/15/2028	50,117
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	46,139
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	214,454
		638,783
	General Obligation - 0.1%
180,000	State of California, CA, GO 7.30%, 10/01/2039	198,431
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM Insured)
10,000	2.91%, 05/01/2026	9,423
10,000	3.63%, 05/01/2034	8,315
		17,738
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	13,770
40,000	5.18%, 11/15/2049	32,828
115,000	6.81%, 11/15/2040	115,790
85,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035	67,926
		230,314

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Utilities - 0.1%
$ 325,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	$ 314,524
	Total Municipal Bonds (cost $2,189,030)	$ 1,886,840
U.S. GOVERNMENT AGENCIES - 36.1%
	Mortgage-Backed Agencies - 36.1%
	Federal Home Loan Mortgage Corp. - 6.3%
228,348	0.88%, 11/25/2030(3)(4)	$ 10,552
98,008	1.12%, 01/25/2030(3)(4)	5,220
1,406,495	1.12%, 06/25/2030(3)(4)	80,632
9,447	1.13%, 12/15/2027	8,824
11,021	1.25%, 12/15/2027	10,287
1,535,550	1.38%, 06/25/2030(3)(4)	106,323
1,093,930	1.43%, 05/25/2030(3)(4)	79,069
475,836	1.50%, 12/25/2050	354,939
1,225,004	1.57%, 05/25/2030(3)(4)	95,050
173,944	1.70%, 04/25/2030(3)(4)	14,091
457,421	2.00%, 07/25/2050	367,250
219,289	2.00%, 10/01/2051	162,188
2,275,478	2.00%, 12/01/2051	1,682,328
7,706,707	2.00%, 01/01/2052	5,689,495
20,206	2.50%, 12/15/2042	17,254
946,253	2.50%, 09/01/2051	729,384
1,834,920	5.00%, 09/01/2052	1,694,016
2,245,452	5.00%, 10/01/2052	2,072,849
2,261,277	5.00%, 11/01/2052	2,092,046
172,822	7.32%, 06/25/2043, 30 day USD SOFR Average + 2.00%(1)(2)	173,261
44,393	7.97%, 07/25/2042, 30 day USD SOFR Average + 2.65%(1)(2)	45,162
		15,490,220
	Federal National Mortgage Association - 5.6%
45,979	1.25%, 02/25/2028	42,802
9,768	1.50%, 09/25/2027	9,165
141,456	2.00%, 10/01/2051	104,487
490,409	2.00%, 11/01/2051	360,591
5,665,261	2.00%, 04/01/2052	4,167,204
944,076	2.50%, 02/01/2052	725,484
1,247,906	2.50%, 05/01/2052	959,087
999,701	2.50%, 06/01/2052	768,435
941,996	2.50%, 07/01/2052	724,027
789,180	2.50%, 08/01/2052	606,565
282,000	3.00%, 12/25/2045	217,816
384,134	3.00%, 10/25/2046	320,088
313,000	3.00%, 03/25/2047	242,330
191,699	3.00%, 03/01/2050	154,897
1,940,196	3.00%, 11/01/2051	1,559,728
506,733	3.50%, 11/25/2042	440,921
735,000	4.50%, 12/25/2041	659,843
1,827,444	5.00%, 09/01/2052	1,687,113
		13,750,583
	Government National Mortgage Association - 7.2%
2,300,000	2.00%, 11/20/2053(9)	1,776,391
2,128,850	2.50%, 03/20/2051	1,698,621
1,275,000	2.50%, 11/20/2053(9)	1,016,014
2,222,515	3.00%, 10/20/2051	1,838,457
2,400,000	3.00%, 11/20/2053(9)	1,981,125
3,306,326	3.50%, 08/20/2052	2,820,493
3,000,000	4.00%, 11/20/2053(9)	2,638,572
4,200,000	5.00%, 11/20/2053(9)	3,908,696
		17,678,369
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.1% - (continued)
	Mortgage-Backed Agencies - 36.1% - (continued)
	Uniform Mortgage-Backed Security - 17.0%
$ 2,600,000	1.50%, 11/01/2038(9)	$ 2,136,262
300,000	1.50%, 11/01/2053(9)	208,547
1,300,000	2.50%, 11/01/2038(9)	1,132,320
613,000	2.50%, 11/01/2053(9)	470,525
750,000	3.00%, 11/01/2038(9)	669,961
3,450,000	4.00%, 11/13/2053(9)	2,983,820
9,847,000	4.50%, 11/13/2053(9)	8,803,557
1,150,000	5.00%, 11/13/2053(9)	1,060,625
12,610,000	5.50%, 11/13/2053(9)	11,968,542
12,600,000	6.00%, 11/01/2053(9)	12,262,559
		41,696,718
	Total U.S. Government Agencies (cost $93,867,589)	$ 88,615,890
U.S. GOVERNMENT SECURITIES - 29.3%
	U.S. Treasury Securities - 29.3%
	U.S. Treasury Bonds - 9.6%
1,570,000	1.25%, 05/15/2050	$ 697,362
1,495,000	1.38%, 11/15/2040	847,420
1,010,000	1.38%, 08/15/2050	464,245
2,455,000	1.63%, 11/15/2050	1,213,307
630,000	2.00%, 02/15/2050	347,878
1,248,000	2.38%, 11/15/2049	756,064
1,105,000	2.50%, 02/15/2045	717,689
1,935,000	2.88%, 05/15/2052	1,301,514
7,170,000	3.00%, 02/15/2047	5,018,720
1,525,000	3.00%, 02/15/2048	1,060,649
4,420,000	3.00%, 08/15/2052	3,055,498
2,095,000	3.13%, 02/15/2043	1,558,320
400,000	3.13%, 05/15/2048	284,797
1,780,000	3.38%, 08/15/2042	1,384,645
1,825,000	3.63%, 08/15/2043	1,463,921
1,840,000	3.63%, 02/15/2044	1,469,341
1,464,000	3.75%, 11/15/2043	1,194,818
275,000	3.88%, 08/15/2040	234,727
725,000	4.13%, 08/15/2053	624,973
		23,695,888
	U.S. Treasury Inflation-Protected Bonds - 0.6%
444,416	0.13%, 02/15/2052(10)	232,225
2,059,719	0.25%, 02/15/2050(10)	1,153,644
		1,385,869
	U.S. Treasury Inflation-Protected Notes - 1.6%
2,310,231	0.25%, 07/15/2029(10)	2,045,998
1,950,621	0.75%, 07/15/2028(10)	1,805,887
		3,851,885
	U.S. Treasury Notes - 17.5%
1,480,000	0.50%, 02/28/2026	1,335,180
5,260,000	0.50%, 04/30/2027	4,526,476
1,345,000	0.75%, 04/30/2026	1,213,547
2,042,000	1.50%, 01/31/2027	1,836,603
1,695,000	1.75%, 01/31/2029	1,451,609
4,565,000	2.75%, 08/15/2032	3,870,621
12,105,000	2.88%, 05/15/2028(11)(12)	11,138,964
1,835,000	2.88%, 05/15/2032	1,578,028

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 29.3% - (continued)
	U.S. Treasury Securities - 29.3% - (continued)
	U.S. Treasury Notes - 17.5% - (continued)
$ 4,585,000	4.00%, 07/31/2030		$ 4,348,586
11,920,000	4.13%, 09/30/2027		11,606,169
			42,905,783
	Total U.S. Government Securities (cost $90,140,947)		$ 71,839,425
	Total Long-Term Investments (cost $332,523,950)		$ 294,720,064
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
648,548	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $648,643; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $661,539		$ 648,548
	Securities Lending Collateral - 0.1%
59,089	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.26%(13)		59,089
196,965	HSBC U.S. Government Money Market Fund, Institutional Class, 5.29%(13)		196,965
59,090	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(13)		59,090
59,090	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.26%(13)		59,090
			374,234
	Total Short-Term Investments (cost $1,022,782)		$ 1,022,782
	Total Investments (cost $333,546,732)	120.5%	$ 295,742,846
	Other Assets and Liabilities	(20.5)%	(50,286,531)
	Total Net Assets	100.0%	$ 245,456,315
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $63,056,113, representing 25.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $866,854, representing 0.4% of net assets.
(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2023, the market value of securities pledged was $487,704.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2023, the market value of securities pledged was $524,511.
(13)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	163	12/29/2023	$ 32,994,766	$ (85,237)
U.S. Treasury Ultra Bond Future	9	12/19/2023	1,013,062	(18,889)
Total				$ (104,126)
Short position contracts:
U.S. Treasury 5-Year Note Future	166	12/29/2023	$ 17,343,109	$ 273,336
U.S. Treasury 10-Year Note Future	60	12/19/2023	6,370,312	31,809
12

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Futures Contracts Outstanding at October 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	44	12/19/2023	$ 4,788,438	$ 265,763
Total				$ 570,908
Total futures contracts				$ 466,782

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.41.V1	USD	5,315,000	(1.00%)	12/20/2028	Quarterly	$ 64,952	$ —	$ 55,601	$ (9,351)
Total centrally cleared credit default swap contracts						$ 64,952	$ —	$ 55,601	$ (9,351)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	$ 3,059	$ —	$ 311,364	$ 308,305
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,367	—	94,511	90,144
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,326)	89,939	95,265
3.59% Fixed	12 Mo. USD SOFR	USD	1,255,000	09/20/2053	Annual	5,372	—	151,111	145,739
Total centrally cleared interest rate swaps contracts						$ 12,798	$ (5,326)	$ 646,925	$ 639,453
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 58,167,231	$ —	$ 58,167,231	$ —
Corporate Bonds	72,461,226	—	72,461,226	—
Foreign Government Obligations	1,749,452	—	1,749,452	—
Municipal Bonds	1,886,840	—	1,886,840	—
U.S. Government Agencies	88,615,890	—	88,615,890	—
U.S. Government Securities	71,839,425	—	71,839,425	—
Short-Term Investments	1,022,782	374,234	648,548	—
Futures Contracts(2)	570,908	570,908	—	—
Swaps - Interest Rate(2)	639,453	—	639,453	—
Total	$ 296,953,207	$ 945,142	$ 296,008,065	$ —
Liabilities
Futures Contracts(2)	$ (104,126)	$ (104,126)	$ —	$ —
Swaps - Credit Default(2)	(9,351)	—	(9,351)	—
Total	$ (113,477)	$ (104,126)	$ (9,351)	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
13

Hartford Large Cap Growth ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1%
	Automobiles & Components - 0.5%
24,881	Rivian Automotive, Inc. Class A*	$ 403,570
	Capital Goods - 1.0%
4,420	Axon Enterprise, Inc.*	903,846
	Commercial & Professional Services - 2.2%
22,889	Copart, Inc.*	996,129
3,805	Paycom Software, Inc.	932,111
		1,928,240
	Consumer Discretionary Distribution & Retail - 8.0%
46,197	Amazon.com, Inc.*	6,148,359
6,868	Ross Stores, Inc.	796,482
		6,944,841
	Consumer Durables & Apparel - 1.2%
1,776	Deckers Outdoor Corp.*	1,060,379
	Consumer Services - 0.9%
15,785	Las Vegas Sands Corp.	749,156
	Energy - 0.8%
4,025	Cheniere Energy, Inc.	669,840
	Financial Services - 3.5%
28,813	Block, Inc.*	1,159,723
20,356	Tradeweb Markets, Inc. Class A	1,832,244
		2,991,967
	Food, Beverage & Tobacco - 1.0%
16,733	Monster Beverage Corp.*	855,056
	Health Care Equipment & Services - 9.9%
5,090	Align Technology, Inc.*	939,563
13,440	Dexcom, Inc.*	1,193,875
4,631	Insulet Corp.*	613,932
7,780	Intuitive Surgical, Inc.*	2,040,072
4,515	UnitedHealth Group, Inc.	2,418,053
7,133	Veeva Systems, Inc. Class A*	1,374,600
		8,580,095
	Materials - 1.0%
4,360	Vulcan Materials Co.	856,696
	Media & Entertainment - 14.6%
32,074	Alphabet, Inc. Class A*	3,979,742
13,461	Liberty Media Corp.-Liberty Formula One Class C*	870,792
14,092	Meta Platforms, Inc. Class A*	4,245,497
6,071	Netflix, Inc.*	2,499,370
6,476	Spotify Technology SA*	1,066,986
		12,662,387
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
6,907	Eli Lilly & Co.	3,825,994
16,081	Exact Sciences Corp.*	990,429
2,570	United Therapeutics Corp.*	572,750
3,188	Vertex Pharmaceuticals, Inc.*	1,154,407
		6,543,580
	Real Estate Management & Development - 1.3%
15,290	CoStar Group, Inc.*	1,122,439
	Semiconductors & Semiconductor Equipment - 11.7%
15,359	ARM Holdings PLC ADR*(1)	757,045
4,535	Broadcom, Inc.	3,815,613
13,056	Micron Technology, Inc.	873,055
11,503	NVIDIA Corp.	4,690,923
		10,136,636
	Software & Services - 18.6%
15,629	Microsoft Corp.	5,284,321
19,869	Oracle Corp.	2,054,455
10,062	Salesforce, Inc.*	2,020,751
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.1% - (continued)
	Software & Services - 18.6% - (continued)
3,331	ServiceNow, Inc.*		$ 1,938,142
29,146	Shopify, Inc. Class A*		1,375,400
7,533	Snowflake, Inc. Class A*		1,093,264
11,257	Workday, Inc. Class A*		2,383,220
			16,149,553
	Technology Hardware & Equipment - 7.9%
34,332	Apple, Inc.		5,862,876
39,857	Flex Ltd.*		1,025,122
			6,887,998
	Transportation - 2.5%
3,695	FedEx Corp.		887,170
29,105	Uber Technologies, Inc.*		1,259,664
			2,146,834
	Total Common Stocks (cost $74,573,014)		$ 81,593,113
EXCHANGE-TRADED FUNDS - 3.7%
	Other Investment Pools & Funds - 3.7%
12,401	iShares Russell 1000 Growth ETF		$ 3,250,426
	Total Exchange-Traded Funds (cost $3,082,761)		$ 3,250,426
	Total Long-Term Investments (cost $77,655,775)		$ 84,843,539
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.5%
$ 405,727	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $405,787; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $413,847		$ 405,727
	Securities Lending Collateral - 0.8%
111,757	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.26%(2)		111,757
372,522	HSBC U.S. Government Money Market Fund, Institutional Class, 5.29%(2)		372,522
111,757	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(2)		111,757
111,757	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.26%(2)		111,757
			707,793
	Total Short-Term Investments (cost $1,113,520)		$ 1,113,520
	Total Investments (cost $78,769,295)	99.1%	$ 85,957,059
	Other Assets and Liabilities	0.9%	781,930
	Total Net Assets	100.0%	$ 86,738,989
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

14

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 403,570	$ 403,570	$ —	$ —
Capital Goods	903,846	903,846	—	—
Commercial & Professional Services	1,928,240	1,928,240	—	—
Consumer Discretionary Distribution & Retail	6,944,841	6,944,841	—	—
Consumer Durables & Apparel	1,060,379	1,060,379	—	—
Consumer Services	749,156	749,156	—	—
Energy	669,840	669,840	—	—
Financial Services	2,991,967	2,991,967	—	—
Food, Beverage & Tobacco	855,056	855,056	—	—
Health Care Equipment & Services	8,580,095	8,580,095	—	—
Materials	856,696	856,696	—	—
Media & Entertainment	12,662,387	12,662,387	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,543,580	6,543,580	—	—
Real Estate Management & Development	1,122,439	1,122,439	—	—
Semiconductors & Semiconductor Equipment	10,136,636	10,136,636	—	—
Software & Services	16,149,553	16,149,553	—	—
Technology Hardware & Equipment	6,887,998	6,887,998	—	—
Transportation	2,146,834	2,146,834	—	—
Exchange-Traded Funds	3,250,426	3,250,426	—	—
Short-Term Investments	1,113,520	707,793	405,727	—
Total	$ 85,957,059	$ 85,551,332	$ 405,727	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
15

Hartford Municipal Opportunities ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7%
	Alabama - 3.0%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,000,000	5.25%, 12/01/2027	$ 2,021,111
330,000	5.25%, 12/01/2053	332,479
90,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	90,331
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,374,677
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	98,551
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	1,997,798
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,225,000	5.00%, 01/01/2054	1,216,727
415,000	5.50%, 01/01/2053	421,153
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2026	1,604,988
665,000	Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2023	665,000
		10,822,815
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,086,143
	Arizona - 2.1%
6,000,000	Arizona Industrial Dev Auth, AZ, Rev 3.87%, 02/01/2048	6,000,000
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	502,223
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	524,399
230,000	4.00%, 10/15/2047(2)	177,009
195,000	5.00%, 09/01/2031	199,931
350,000	Tempe Industrial Dev Auth, AZ, Rev 1.13%, 12/01/2026	348,276
		7,751,838
	California - 5.8%
1,500,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 5.00%, 08/01/2043	1,486,494
795,000	Bay Area Toll Auth, CA, Rev 4.49%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	770,584
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053	750,055
3,375,000	5.50%, 05/01/2054(1)	3,451,583
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	194,062
	California Municipal Finance Auth, CA, Rev, (BAM Insured)
180,000	4.00%, 05/15/2034	170,554
600,000	4.00%, 05/15/2037	543,340
2,250,000	5.00%, 06/30/2027	2,272,640
245,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	229,669
835,000	California State University, CA, Rev 0.55%, 11/01/2049	723,424
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	177,657
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	423,168
450,000	4.00%, 09/01/2046	360,241
525,000	4.00%, 09/01/2051	403,685
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	734,340
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	California - 5.8% - (continued)
$ 865,000	5.00%, 05/15/2037	$ 865,869
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	113,143
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	106,680
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	463,148
205,000	Oakland Unified School Dist, CA, GO, (AGM Insured) 4.00%, 08/01/2034	203,406
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	638,177
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	95,487
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	490,541
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	301,401
265,000	5.00%, 05/01/2050	252,868
555,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM Insured) 5.25%, 08/01/2053	570,369
	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (NATL Insured)
80,000	0.00%, 01/15/2026(4)	72,456
235,000	0.00%, 01/15/2032(4)	158,260
70,000	0.00%, 01/15/2035(4)	40,414
1,760,000	4.00%, 01/15/2034	1,725,215
	State of California, CA, GO
1,500,000	2.20%, 05/01/2040	1,500,000
185,000	4.00%, 11/01/2041	169,660
750,000	5.00%, 10/01/2042	789,525
		21,248,115
	Colorado - 2.8%
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,108,819
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	83,968
875,000	5.00%, 11/01/2033	897,256
835,000	5.00%, 08/01/2044	788,518
2,815,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	2,841,103
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	158,548
365,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(3)	363,332
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,066,917
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	331,454
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	437,216
400,000	5.00%, 07/15/2029	407,164
500,000	5.00%, 01/15/2030	508,862
100,000	5.00%, 07/15/2032	101,813
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051	185,682
		10,280,652
	Connecticut - 2.4%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	103,723
	Connecticut Housing Finance Auth, CT, Rev
5,700,000	4.05%, 11/15/2050	5,700,000

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Connecticut - 2.4% - (continued)
$ 495,000	4.25%, 05/15/2042	$ 487,372
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049	1,015,061
470,000	5.00%, 07/01/2030	492,508
315,000	5.00%, 07/01/2031	330,171
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	654,386
		8,783,221
	Delaware - 0.1%
200,000	Delaware River & Bay Auth, DE, Rev 5.00%, 01/01/2037	210,564
	District of Columbia - 0.4%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	216,359
455,000	5.00%, 07/01/2042	369,091
500,000	Metropolitan Washington Airports Auth Aviation, DC, Rev 5.00%, 10/01/2035	505,141
500,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2033	512,263
		1,602,854
	Florida - 4.7%
500,000	Alachua County School Board, FL, COP, (AGM Insured) 5.00%, 07/01/2028	521,704
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	185,774
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	105,891
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	336,502
5,555,000	City of West Palm Beach Utility System, FL, Rev, (AGC Insured) 4.19%, 10/01/2038	5,555,000
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	221,487
1,500,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2033	1,472,402
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,105,784
200,000	5.00%, 10/01/2036	201,624
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	347,731
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	979,440
680,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2024	684,196
475,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2037	485,449
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046	783,935
	Polk County Industrial Dev Auth, FL, Rev
510,000	5.00%, 01/01/2029	494,183
190,000	5.00%, 01/01/2055	145,550
35,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	33,649
445,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	301,567
2,000,000	Town of Davie, FL, Rev 5.00%, 04/01/2048	1,915,516
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	131,580
1,245,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,218,313
		17,227,277
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Georgia - 4.0%
$ 1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032	$ 1,286,465
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038	94,632
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040	378,529
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048	277,448
	Main Street Natural Gas, Inc., GA, Rev
560,000	4.00%, 12/01/2023	559,503
2,950,000	4.00%, 05/01/2052	2,766,090
1,760,000	5.00%, 07/01/2053	1,748,445
475,000	5.00%, 09/01/2053(1)	471,677
1,200,000	5.50%, 09/15/2025	1,208,644
	Municipal Electric Auth of Georgia, GA, Rev, (AGM Insured)
840,000	4.00%, 01/01/2041	741,831
1,000,000	5.00%, 01/01/2028	1,014,440
1,000,000	5.00%, 07/01/2048	975,027
520,000	5.00%, 07/01/2052	485,551
215,000	5.00%, 01/01/2056	200,645
2,300,000	State of Georgia, GA, GO 5.00%, 08/01/2024	2,321,048
		14,529,975
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	101,132
	Idaho - 0.5%
820,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	661,296
1,100,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	1,142,790
		1,804,086
	Illinois - 8.3%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	249,696
380,000	5.25%, 04/01/2035	387,362
250,000	5.25%, 04/01/2036	252,793
	Chicago Board of Education, IL, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(4)	104,574
110,000	0.00%, 12/01/2026(4)	94,515
380,000	4.00%, 12/01/2047	281,534
250,000	5.00%, 12/01/2024	250,075
500,000	5.00%, 12/01/2028	500,201
1,000,000	5.00%, 12/01/2032	982,082
400,000	5.00%, 12/01/2046	351,167
2,500,000	5.25%, 12/01/2036(5)	2,439,078
370,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.50%, 01/01/2038(5)	383,201
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	563,630
255,000	5.00%, 01/01/2032	268,110
200,000	5.00%, 01/01/2037	204,055
1,785,000	5.00%, 01/01/2038	1,800,826
445,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2024	446,222
275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	268,919
	City of Chicago Wastewater Transmission, IL, Rev
90,000	5.00%, 01/01/2027	90,059
90,000	5.50%, 01/01/2030	93,083

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Illinois - 8.3% - (continued)
$ 530,000	City of Chicago Waterworks, IL, Rev, (AGM Insured) 5.00%, 11/01/2037	$ 542,501
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(4)	457,661
400,000	5.00%, 01/01/2024	400,025
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,212,509
335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	353,042
265,000	County of Cook, IL, GO 5.00%, 11/15/2032	275,965
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	559,436
235,000	5.00%, 08/15/2033	245,533
150,000	5.00%, 11/15/2045	142,001
305,000	5.00%, 05/15/2050	305,118
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
930,000	5.50%, 10/01/2053	953,984
495,000	5.75%, 10/01/2053	509,501
320,000	Illinois State Toll Highway Auth, IL, Rev 4.00%, 01/01/2040	286,848
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2025	636,364
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	101,921
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(4)	130,005
515,000	5.00%, 02/01/2025	520,611
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
205,000	0.00%, 12/15/2025(4)	185,798
595,000	4.00%, 12/15/2042	493,216
	Regional Transportation Auth, IL, Rev
150,000	5.00%, 06/01/2024	151,012
355,000	6.00%, 07/01/2024	359,783
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	700,194
1,785,000	5.00%, 01/01/2026	1,817,067
500,000	5.00%, 01/01/2029	514,660
550,000	5.00%, 01/01/2030	575,894
1,870,000	5.00%, 01/01/2037	1,876,197
115,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	116,497
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	452,908
1,010,000	5.00%, 11/01/2025	1,022,475
300,000	5.00%, 11/01/2027	307,364
535,000	5.00%, 03/01/2029	551,412
1,500,000	5.00%, 07/01/2032	1,549,382
465,000	5.00%, 12/01/2034	468,119
325,000	5.00%, 03/01/2046	305,067
750,000	5.25%, 12/01/2030	770,609
550,000	5.50%, 03/01/2042	558,999
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	103,962
		30,524,822
	Indiana - 1.6%
268,633	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	222,796
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045	2,425,404
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 01/15/2029	204,868
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,043,819
		5,896,887
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Iowa - 0.7%
$ 575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	$ 586,795
	Iowa Student Loan Liquidity Corp., IA, Rev
830,000	5.00%, 12/01/2023	830,345
350,000	5.00%, 12/01/2025	351,921
715,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	637,028
		2,406,089
	Kentucky - 0.0%
100,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049	98,745
	Louisiana - 0.4%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041	268,012
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037	284,602
265,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured) 5.00%, 01/01/2027	273,023
490,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	478,366
		1,304,003
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2035	255,542
	Massachusetts - 4.4%
1,230,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,233,640
	Massachusetts Dev Finance Agency, MA, Rev
3,500,000	4.00%, 07/15/2036	3,440,048
405,000	4.69%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	400,868
130,000	5.00%, 07/15/2024(2)	130,060
1,000,000	5.00%, 07/01/2025	1,012,164
680,000	5.00%, 07/01/2031	675,554
675,000	5.00%, 07/01/2034	677,015
350,000	5.00%, 07/01/2044	325,354
100,000	5.00%, 07/01/2048	96,172
380,000	5.00%, 10/01/2057(2)	297,621
325,000	5.25%, 07/01/2052	309,305
	Massachusetts Educational Financing Auth, MA, Rev
600,000	5.00%, 07/01/2024	602,433
1,000,000	5.00%, 01/01/2025	1,005,418
100,000	5.00%, 07/01/2026	100,738
110,000	5.00%, 07/01/2027	110,740
5,600,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.95%, 07/01/2027(1)	5,600,000
		16,017,130
	Michigan - 1.5%
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,010,609
750,000	5.00%, 11/01/2032	780,911
	Michigan State Housing Dev Auth, MI, Rev
620,000	4.25%, 06/01/2049	610,078
380,000	4.25%, 12/01/2049	372,262
1,275,000	5.75%, 06/01/2054	1,310,358
540,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053	503,757
275,000	New Haven Community Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	291,669
500,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2025	504,519
		5,384,163

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Minnesota - 0.7%
$ 575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2025	$ 582,594
385,746	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	287,049
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	570,704
	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
515,000	5.05%, 07/01/2031	495,388
530,000	5.05%, 01/01/2032	508,816
		2,444,551
	Mississippi - 0.3%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,032,519
	Missouri - 1.2%
400,000	City of St Louis Airport, MO, Rev 5.00%, 07/01/2031	405,379
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050	707,642
555,000	5.00%, 06/01/2032	581,436
510,000	Kansas City Industrial Dev Auth, MO, Rev 5.00%, 03/01/2032	515,228
1,550,000	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2047	1,518,622
650,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	628,842
		4,357,149
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049	1,475,612
1,365,000	5.00%, 05/01/2054	1,357,922
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030	281,982
		3,115,516
	Nevada - 1.3%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	231,513
280,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	288,287
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	309,806
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,886,685
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	263,464
	Las Vegas Convention & Visitors Auth, NV, Rev
200,000	5.00%, 07/01/2029	201,150
500,000	5.00%, 07/01/2034	521,038
		4,701,943
	New Hampshire - 1.2%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,238,547
80,000	4.00%, 01/01/2041	60,652
650,000	5.00%, 06/01/2036	683,870
715,000	5.00%, 12/01/2036	748,085
860,000	5.00%, 12/01/2037	890,624
665,000	5.00%, 12/01/2038	684,985
		4,306,763
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	New Jersey - 1.2%
	New Jersey Economic Dev Auth, NJ, Rev
$ 350,000	5.00%, 03/01/2028	$ 363,373
755,000	5.00%, 11/01/2034	790,294
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	433,123
	New Jersey Transportation Trust Fund Auth, NJ, Rev
125,000	5.00%, 12/15/2023	125,143
300,000	5.00%, 06/15/2038	306,933
	New Jersey Turnpike Auth, NJ, Rev
250,000	4.00%, 01/01/2033	246,247
295,000	4.00%, 01/01/2042	263,635
385,000	5.00%, 01/01/2033	399,960
	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured)
295,000	5.00%, 07/15/2024	296,738
325,000	5.00%, 07/15/2027	335,014
340,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	345,860
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	341,195
250,000	5.00%, 06/01/2029	258,036
		4,505,551
	New Mexico - 1.0%
2,150,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,606,919
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
50,000	4.00%, 01/01/2049	48,862
1,855,000	6.50%, 09/01/2054(5)	1,976,776
		3,632,557
	New York - 11.9%
	City of New York, NY, GO
1,675,000	4.01%, 08/01/2044	1,675,000
280,000	5.00%, 10/01/2033	302,125
530,000	5.00%, 04/01/2036	542,510
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050	466,535
295,000	5.00%, 09/01/2033	307,973
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	1,998,641
265,000	5.00%, 11/15/2032	265,186
2,695,000	5.00%, 11/15/2033	2,706,607
1,000,000	5.00%, 11/15/2045	1,019,493
575,000	5.00%, 11/15/2048	554,601
	New York City Industrial Dev Agency, NY, Rev, (AGM Insured)
670,000	3.00%, 01/01/2033	563,249
150,000	5.00%, 03/01/2030	156,543
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	897,523
690,000	4.13%, 06/15/2047	602,117
500,000	5.00%, 06/15/2040	510,448
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
500,000	4.00%, 05/01/2035	482,998
185,000	4.00%, 11/01/2035	177,768
580,000	4.00%, 11/01/2036	546,199
2,305,000	4.00%, 02/01/2038	2,104,991
1,000,000	4.00%, 11/01/2038	910,348
465,000	5.00%, 11/01/2033	494,575
570,000	5.00%, 05/01/2038	581,297
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	212,102
1,360,000	5.00%, 05/01/2038	1,424,535
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	375,147

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	New York - 11.9% - (continued)
$ 405,000	2.75%, 02/15/2044	$ 268,806
2,175,000	5.00%, 11/15/2044(2)	1,940,808
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	741,137
1,650,000	4.00%, 03/15/2038	1,502,522
2,000,000	4.00%, 05/01/2039	1,688,555
675,000	4.00%, 03/15/2040	603,658
2,250,000	5.00%, 03/15/2036	2,235,846
105,000	5.00%, 05/01/2037	107,033
1,000,000	5.00%, 05/01/2052	967,023
1,805,000	New York State Environmental Facs Corp., NY, Rev 4.00%, 06/15/2039	1,659,497
2,000,000	New York State Housing Finance Agency, NY, Rev 3.95%, 11/15/2037	2,000,000
	New York State Urban Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	1,891,849
515,000	5.00%, 03/15/2038	522,600
	New York Transportation Dev Corp., NY, Rev
440,000	4.00%, 12/01/2038	372,207
130,000	5.00%, 12/01/2024	130,343
650,000	5.00%, 12/01/2030	658,057
515,000	5.00%, 12/01/2032	519,441
695,000	6.00%, 04/01/2035(5)	718,863
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	460,478
185,000	4.00%, 07/15/2040	164,815
800,000	5.00%, 11/15/2035	807,123
835,000	5.00%, 01/15/2037	846,028
290,000	5.00%, 12/01/2037	291,195
700,000	5.00%, 11/01/2038	699,416
500,000	5.00%, 12/01/2038	499,561
390,000	Syracuse Industrial Dev Agency, NY, Rev 5.00%, 01/01/2031	280,900
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	258,517
1,050,000	Westchester County Local Dev Corp., NY, Rev 3.20%, 07/01/2028(2)	958,991
		43,673,780
	North Carolina - 0.8%
970,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 07/01/2052	928,855
	North Carolina Medical Care Commission, NC, Rev
75,000	2.88%, 10/01/2026	69,326
255,000	4.00%, 01/01/2025	249,722
1,455,000	4.00%, 09/01/2051	999,504
395,000	5.00%, 01/01/2038	365,447
145,000	5.00%, 01/01/2039	123,462
210,000	5.00%, 01/01/2044	184,716
		2,921,032
	Ohio - 2.6%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	926,433
1,000,000	4.00%, 02/15/2037	894,682
1,235,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,010,270
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	104,358
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	262,463
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030	824,018
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Ohio - 2.6% - (continued)
$ 805,000	Ohio Higher Educational Facs Commission, OH, Rev 5.00%, 07/01/2035	$ 850,162
	Ohio Housing Finance Agency, OH, Rev
430,000	3.00%, 03/01/2052	403,615
1,985,000	5.75%, 03/01/2054	2,037,280
600,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	411,746
	State of Ohio, OH, Rev
360,000	2.75%, 01/01/2052	339,011
1,500,000	5.00%, 03/01/2032	1,635,429
		9,699,467
	Oklahoma - 0.3%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	961,449
	Oklahoma Dev Finance Auth, OK, Rev
30,000	5.25%, 08/15/2048	25,248
30,000	5.50%, 08/15/2057	25,620
		1,012,317
	Oregon - 1.1%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	30,737
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	9,956
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	52,861
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	276,443
575,000	5.00%, 07/01/2030	588,416
1,910,000	5.00%, 07/01/2038	1,892,654
1,000,000	5.00%, 07/01/2044	963,744
	Salem Hospital Facs Auth, OR, Rev
40,000	5.00%, 05/15/2038	36,350
30,000	5.00%, 05/15/2048	25,021
50,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	49,601
70,000	State of Oregon, OR, GO 4.00%, 12/01/2048	68,945
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	58,707
		4,053,435
	Pennsylvania - 5.9%
135,000	Armstrong School Dist, PA, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	128,406
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM Insured) 5.00%, 09/01/2036	776,383
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	589,217
3,000,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	3,069,986
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	102,225
8,000,000	Delaware River Port Auth, PA, Rev 5.00%, 01/01/2028	8,013,771
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	294,371
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2037	587,654
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	219,856
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	230,211
240,000	5.00%, 12/01/2044	222,301

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Pennsylvania - 5.9% - (continued)
$ 100,000	5.00%, 12/01/2046	$ 89,537
	Pennsylvania Economic Dev Financing Auth, PA, Rev
400,000	5.00%, 05/15/2036	411,944
100,000	5.00%, 05/15/2038	100,879
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	252,385
750,000	5.00%, 05/01/2037	751,863
320,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	316,173
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	156,720
	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured)
15,000	5.00%, 09/01/2034	15,735
1,245,000	5.00%, 09/01/2036	1,331,085
1,000,000	5.00%, 09/01/2037	1,055,793
	School Dist of Philadelphia, PA, GO, (NATL State Aid Withholding Insured)
280,000	5.00%, 06/01/2027	287,726
610,000	5.00%, 09/01/2032	630,945
875,000	5.00%, 09/01/2035(5)	908,316
590,000	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	609,091
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	358,156
		21,510,729
	Puerto Rico - 1.6%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,000,444
	Puerto Rico Sales Tax Financing Corp., PR, Rev
109,000	0.00%, 07/01/2024(4)	105,615
3,119,000	0.00%, 07/01/2029(4)	2,397,347
625,000	5.00%, 07/01/2058	545,630
		6,049,036
	Rhode Island - 0.3%
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	407,815
765,000	5.00%, 12/01/2028	780,743
		1,188,558
	South Carolina - 0.9%
580,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2025	584,256
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	412,670
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	460,513
625,000	4.00%, 12/01/2038	547,224
175,000	5.00%, 12/01/2025	176,478
1,260,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,308,089
		3,489,230
	South Dakota - 0.2%
	South Dakota Housing Dev Auth, SD, Rev
465,000	4.50%, 11/01/2048	459,727
290,000	6.00%, 05/01/2054	299,878
		759,605
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Tennessee - 1.2%
$ 110,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2044	$ 103,876
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
1,175,000	5.00%, 07/01/2031	1,218,430
835,000	5.00%, 07/01/2033(5)	874,862
515,000	5.00%, 05/01/2035	535,344
195,000	5.00%, 05/01/2038	196,770
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	606,605
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	294,027
590,000	5.00%, 02/01/2027	580,005
70,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	68,583
		4,478,502
	Texas - 14.1%
3,325,000	Alvin Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2036	3,534,067
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
450,000	5.00%, 08/15/2037	465,842
805,000	5.00%, 08/15/2040	822,072
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	158,516
1,065,000	Boerne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.13%, 02/01/2053	1,027,573
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	502,100
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,367,727
505,000	4.00%, 01/01/2036	478,435
1,490,000	5.00%, 01/01/2046	1,450,692
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,048,901
500,000	5.00%, 11/15/2039	487,213
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,423,473
100,000	4.00%, 08/15/2034	91,785
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	553,046
	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM-CR AMBAC Insured)
750,000	0.00%, 09/01/2025(4)	693,331
425,000	4.00%, 09/01/2026	424,353
1,135,000	City of Houston, Combined Utility System, TX, Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,084,656
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049	520,725
290,000	5.00%, 02/01/2035	306,889
	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured)
425,000	0.28%, 02/15/2038	411,561
1,410,000	3.60%, 02/15/2035	1,393,874
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2037(5)	1,388,216
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,530,932
1,500,000	5.00%, 11/01/2032	1,533,827
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	1,077,989
1,495,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.65%, 08/01/2052(1)	1,487,002

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Texas - 14.1% - (continued)
$ 500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2033	$ 541,909
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	419,893
615,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	615,340
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	404,176
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/01/2036	878,392
100,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2024	100,409
	Lower Colorado River Auth, TX, Rev, (AGM Insured)
1,665,000	5.00%, 05/15/2035	1,764,226
675,000	5.00%, 05/15/2038	681,208
	New Hope Cultural Education Facs Finance Corp., TX, Rev
250,000	4.00%, 11/01/2055	175,184
500,000	5.00%, 11/01/2046	359,294
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	2,671,663
	Northside Independent School Dist, TX, GO, (PSF-GTD Insured)
1,250,000	2.00%, 06/01/2052	1,148,024
1,000,000	5.00%, 08/01/2036	1,059,209
1,020,000	5.00%, 08/01/2038	1,064,062
	Pasadena Independent School Dist, TX, GO, (PSF-GTD Insured)
2,275,000	5.00%, 02/15/2040	2,363,904
1,585,000	5.00%, 02/15/2041	1,639,631
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043	1,746,246
3,000,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2040	3,114,031
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2036(5)	531,610
2,055,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	2,094,600
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	487,768
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	86,217
2,000,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,883,531
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	202,518
250,000	4.00%, 09/01/2035	218,706
		51,516,548
	Utah - 1.2%
1,000,000	City of Salt Lake City Airport, UT, Rev 5.00%, 07/01/2029	1,016,284
590,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	596,494
1,500,000	County of Utah, UT, Rev 5.00%, 05/15/2045	1,464,092
1,250,000	Utah Transit Auth, UT, Rev, (AGM Insured) 5.25%, 06/15/2029	1,330,427
		4,407,297
	Virginia - 1.9%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053	1,370,521
945,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041	924,845
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	684,038
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 99.7% - (continued)
	Virginia - 1.9% - (continued)
$ 850,000	Virginia Commonwealth Transportation Board, VA, Rev 4.00%, 05/15/2030	$ 841,894
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	909,138
1,100,000	4.00%, 07/01/2034	986,181
835,000	5.00%, 07/01/2035	840,279
350,000	5.00%, 12/31/2047	329,570
		6,886,466
	Washington - 1.8%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	467,114
1,500,000	Port of Seattle, WA, Rev 4.00%, 08/01/2040	1,279,754
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,062,225
460,000	5.00%, 08/01/2044	468,117
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,207,488
1,725,000	5.00%, 10/01/2042	1,629,631
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	444,619
		6,558,948
	West Virginia - 0.6%
	West Virginia Economic Dev Auth, WV, Rev
390,000	2.55%, 03/01/2040	385,735
1,870,000	3.75%, 12/01/2042	1,840,029
		2,225,764
	Wisconsin - 2.5%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	394,555
835,000	4.00%, 10/01/2046	797,967
170,000	4.00%, 07/01/2050	134,259
50,000	5.00%, 09/01/2025(2)	48,972
1,000,000	5.00%, 07/01/2036	1,010,078
485,000	5.00%, 07/01/2038	452,532
750,000	5.00%, 10/01/2043(2)	613,015
465,000	5.00%, 10/01/2044	435,366
1,255,000	5.00%, 02/01/2052	1,086,718
105,000	5.25%, 07/01/2038(2)	100,137
2,250,000	5.50%, 07/01/2043(2)	2,140,846
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	289,162
220,000	4.00%, 04/01/2039	195,085
120,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(4)	91,361
	Wisconsin Health & Educational Facs Auth, WI, Rev
595,000	4.00%, 08/15/2046	427,183
500,000	4.00%, 01/01/2057	262,683
840,000	5.00%, 11/01/2039	664,763
200,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050	190,360
		9,335,042
	Total Municipal Bonds (cost $393,402,290)	$ 365,198,358

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	Federal Home Loan Mortgage Corp. - 0.3%
$ 1,150,000	3.15%, 10/15/2036		$ 894,187
	Total U.S. Government Agencies (cost $1,170,889)		$ 894,187
	Total Long-Term Investments (cost $394,573,179)		$ 366,092,545
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
1,213,866	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $1,214,044; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $1,238,186		$ 1,213,866
	Total Short-Term Investments (cost $1,213,866)		$ 1,213,866
	Total Investments (cost $395,787,045)	100.3%	$ 367,306,411
	Other Assets and Liabilities	(0.3)%	(977,175)
	Total Net Assets	100.0%	$ 366,329,236
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $7,894,361, representing 2.2% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9,213,447 at October 31, 2023.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 365,198,358	$ —	$ 365,198,358	$ —
U.S. Government Agencies	894,187	—	894,187	—
Short-Term Investments	1,213,866	—	1,213,866	—
Total	$ 367,306,411	$ —	$ 367,306,411	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
23

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.5%
	Materials - 1.5%
878	Aclara Resources, Inc.*		$ 256
4,300	Newmont Corp.		161,121
4,800	Pan American Silver Corp.		70,128
	Total Common Stocks (cost $252,097)		$ 231,505
SHORT-TERM INVESTMENTS - 87.7%
	Other Investment Pools & Funds - 4.5%
705,415	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.25%(1)		$ 705,415
	U.S. Treasury Securities - 83.2%
	U.S. Treasury Bills - 83.2%
$ 1,850,000	2.66%, 11/02/2023(2)		1,849,731
1,620,000	5.13%, 11/21/2023(2)		1,615,237
1,540,000	5.18%, 11/24/2023(2)		1,534,769
1,540,000	5.21%, 11/30/2023(2)		1,533,436
950,000	5.25%, 12/07/2023(2)		944,970
900,000	5.29%, 12/14/2023(2)		894,302
1,660,000	5.40%, 01/11/2024(2)		1,642,665
2,050,000	5.42%, 02/22/2024(2)		2,015,791
1,030,000	5.44%, 02/29/2024(2)		1,011,773
			13,042,674
	Total Short-Term Investments (cost $13,747,977)		$ 13,748,089
	Total Investments (cost $14,000,074)	89.2%	$ 13,979,594
	Other Assets and Liabilities	10.8%	1,689,436
	Total Net Assets	100.0%	$ 15,669,030
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2023, the Fund invested 14.6% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	15	11/30/2023	$ 1,275,300	$ (77,895)
Coffee Future	8	12/18/2023	501,900	35,491
Copper Future	5	12/27/2023	456,125	(1,525)
Corn Future	44	12/14/2023	1,053,250	(22,544)
Cotton No. 2 Future	6	12/06/2023	243,660	(5,170)
Gasoline RBOB Future	4	12/29/2023	371,565	3,970
Gold 100oz Future	15	12/27/2023	2,991,450	151,904
Hard Red Winter Wheat Future	8	12/14/2023	251,700	(54,202)
ICE Gas Oil Future	6	01/11/2024	502,350	17,480
Lean Hogs Future	10	12/14/2023	286,900	(15,098)
LME Lead Future	3	11/13/2023	155,644	(8,195)
LME Nickel Future	4	11/13/2023	430,224	(41,235)
LME Nickel Future	3	01/15/2024	325,800	(8,522)
LME Primary Aluminum Future	15	12/16/2024	888,056	(123,336)
LME Zinc Future	8	11/13/2023	484,600	(10,112)
LME Zinc Future	5	01/15/2024	303,439	(7,156)
Natural Gas Future	38	12/27/2023	1,448,940	(2,899)
NY Harbor ULSD Future	3	12/29/2023	359,869	3,255
Primary Aluminum Future	17	11/13/2023	955,676	17,876
Primary Aluminum Future	11	01/15/2024	618,860	6,009
Silver Future	6	12/27/2023	688,560	4,174
Soybean Future	2	01/12/2024	131,050	887
Soybean Meal Future	5	01/12/2024	209,000	14,833
Soybean Oil Future	13	01/12/2024	396,474	(8,134)
24

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Futures Contracts Outstanding at October 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Wheat Future	16	12/14/2023	$ 445,000	$ (84,792)
World Sugar No. 11 Future	10	02/29/2024	303,408	(5,754)
WTI Crude Future	25	12/19/2023	2,012,500	(81,312)
Total				$ (302,002)
Short position contracts:
LME Lead Future	3	11/13/2023	$ 155,644	$ 10,329
LME Nickel Future	4	11/13/2023	430,224	25,195
LME Nickel Future	1	01/15/2024	108,600	(811)
LME Primary Aluminum Future	15	12/16/2024	888,056	44,889
LME Zinc Future	8	11/13/2023	484,600	5,928
Primary Aluminum Future	17	11/13/2023	955,676	(20,311)
Total				$ 65,219
Total futures contracts				$ (236,783)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 231,505	$ 231,505	$ —	$ —
Short-Term Investments	13,748,089	705,415	13,042,674	—
Futures Contracts(2)	342,220	342,220	—	—
Total	$ 14,321,814	$ 1,279,140	$ 13,042,674	$ —
Liabilities
Futures Contracts(2)	$ (579,003)	$ (579,003)	$ —	$ —
Total	$ (579,003)	$ (579,003)	$ —	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
25

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.3%
	Commercial Banks - 1.4%
$ 200,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	$ 195,718
400,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	346,691
335,000	Barclays PLC 7.33%, 11/02/2026, (7.32% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(2)	338,857
621,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(2)	612,166
264,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(2)	268,612
757,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	667,880
		2,429,924
	Diversified Financial Services - 0.7%
1,425,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,267,499
	Semiconductors - 0.2%
273,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	257,432
	Total Corporate Bonds (cost $4,272,206)	$ 3,954,855
MUNICIPAL BONDS - 83.5%
	Alabama - 2.3%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049	$ 891,448
1,765,000	4.00%, 06/01/2051	1,623,568
685,000	5.25%, 12/01/2053	690,145
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	721,356
		3,926,517
	Arizona - 0.6%
1,000,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.25%, 07/01/2047(3)	1,039,292
	California - 9.3%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	204,728
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054	209,204
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	205,986
625,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	551,216
565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	480,370
1,585,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,397,462
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM Insured) 4.13%, 08/01/2050	2,031,688
765,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	667,948
450,000	Pittsburg Unified School Dist, CA, GO, (AGM Insured) 4.25%, 08/01/2049	402,109
	Redwood City School Dist, CA, Rev
595,000	5.00%, 08/01/2048	616,800
530,000	5.00%, 08/01/2052	546,912
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,022,341
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	California - 9.3% - (continued)
$ 490,000	Rialto Unified School Dist, CA, GO, (BAM Insured) 5.00%, 08/01/2052	$ 490,806
120,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	120,986
1,260,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	1,276,445
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	56,555
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	823,693
105,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	87,176
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,062,168
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	979,059
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	739,888
1,660,000	Vista Unified School Dist, CA, GO, (BAM Insured) 5.25%, 08/01/2048	1,709,836
	Washington Township Health Care Dist, CA, GO, (AGM Insured)
70,000	4.50%, 08/01/2053	65,443
125,000	5.50%, 08/01/2053	131,059
		15,879,878
	Colorado - 1.3%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042	714,990
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	589,058
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	448,015
405,000	Colorado Housing & Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	388,499
		2,140,562
	Connecticut - 0.1%
140,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	137,842
	District of Columbia - 1.2%
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	1,772,982
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	346,043
		2,119,025
	Florida - 1.4%
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,254,361
	Florida Housing Finance Corp., FL, Rev, (GNMA/FNMA/FHLMC Insured)
65,000	3.00%, 07/01/2051	61,530
105,000	3.50%, 07/01/2051	100,860
45,000	4.00%, 07/01/2049	44,227
		2,460,978
	Georgia - 2.3%
	Main Street Natural Gas, Inc., GA, Rev
435,000	4.00%, 08/01/2048	434,951
1,565,000	4.00%, 03/01/2050	1,520,294
485,000	4.00%, 05/01/2052	454,764
1,525,000	5.00%, 12/01/2053	1,513,422
		3,923,431

26

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	Hawaii - 0.1%
$ 95,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	$ 97,666
	Illinois - 1.2%
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured)
450,000	3.00%, 10/01/2051	420,561
785,000	3.75%, 04/01/2050	756,681
815,000	4.00%, 10/01/2049	794,058
70,000	4.50%, 10/01/2048	69,017
		2,040,317
	Indiana - 0.9%
	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA/FNMA/FHLMC Insured)
920,000	3.00%, 07/01/2050	867,473
75,000	4.00%, 07/01/2048	73,543
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	675,598
		1,616,614
	Iowa - 1.6%
	Iowa Finance Auth, IA, Rev, (GNMA/FNMA/FHLMC Insured)
1,045,000	3.00%, 01/01/2047	981,121
1,805,000	3.00%, 07/01/2051	1,673,949
80,000	3.25%, 07/01/2050	76,045
40,000	4.00%, 07/01/2048	39,237
		2,770,352
	Kentucky - 0.3%
600,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 12/01/2049	589,549
	Louisiana - 1.4%
20,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	19,752
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,027,669
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,257,033
		2,304,454
	Maryland - 0.3%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	520,196
	Massachusetts - 0.9%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	80,613
550,000	5.00%, 05/01/2053	554,909
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	973,347
		1,608,869
	Michigan - 4.5%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured) 4.50%, 05/01/2049	626,360
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	751,274
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2048	1,452,659
	Grosse Ile Township School Dist, MI, GO, (Q-SBLF Insured)
540,000	5.00%, 05/01/2049	524,883
625,000	5.00%, 05/01/2052	602,090
60,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	58,048
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	Michigan - 4.5% - (continued)
$ 420,000	State of Michigan Trunk Line, MI, Rev 4.00%, 11/15/2038	$ 387,074
1,540,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	1,548,168
1,750,000	Wayne County Airport Auth, MI, Rev, (AGM Insured) 5.25%, 12/01/2048	1,781,464
		7,732,020
	Minnesota - 2.5%
250,000	Hennepin County Housing & Redev Auth, MN, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 10/01/2026	249,902
180,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev, (HUD SECT 8) 3.50%, 12/01/2025	178,450
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	367,459
3,680,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	3,487,410
		4,283,221
	Mississippi - 0.7%
	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,110,000	3.00%, 12/01/2050	1,047,297
215,000	3.25%, 12/01/2050	204,941
		1,252,238
	Missouri - 0.7%
	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured)
365,000	3.25%, 05/01/2051	346,060
160,000	3.50%, 11/01/2050	153,085
230,000	3.88%, 05/01/2050	222,892
90,000	4.25%, 05/01/2049	88,479
70,000	4.75%, 05/01/2049	69,442
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	258,987
		1,138,945
	Nebraska - 0.3%
	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured)
505,000	3.00%, 09/01/2050	474,949
65,000	4.00%, 09/01/2048	63,536
		538,485
	Nevada - 0.1%
90,000	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	87,664
	New Jersey - 0.2%
90,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 11/01/2026	92,288
	New Jersey Transportation Trust Fund Auth, NJ, Rev
25,000	4.00%, 06/15/2035	23,614
150,000	5.00%, 12/15/2028	156,706
		272,608
	New Mexico - 0.6%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
815,000	3.00%, 01/01/2051	765,558
220,000	3.00%, 01/01/2052	205,707
135,000	4.00%, 01/01/2049	131,859
		1,103,124

27

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	New York - 8.2%
$ 1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	$ 950,034
	New York City Municipal Water Finance Auth, NY, Rev
560,000	5.25%, 06/15/2047	578,928
1,240,000	5.25%, 06/15/2053	1,275,088
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	375,811
1,890,000	4.00%, 02/01/2051	1,583,689
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	196,073
5,000,000	New York Power Auth, NY, Rev, (AGM Insured) 5.00%, 11/15/2053(3)	4,975,803
950,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	739,827
310,000	New York State Environmental Facs Corp., NY, Rev 5.25%, 09/15/2052	319,976
125,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	128,428
230,000	Rockland County Industrial Dev Agency, NY, Rev, (HUD SECT 8) 4.65%, 05/01/2027	229,901
1,560,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	1,562,147
	Triborough Bridge & Tunnel Auth, NY, Rev
605,000	4.50%, 05/15/2052	556,328
500,000	5.00%, 11/15/2038	520,907
		13,992,940
	North Carolina - 0.5%
240,000	Asheville Housing Auth, NC, Rev, (HUD SECT 8) 5.00%, 11/01/2026	241,426
680,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	661,039
		902,465
	Ohio - 2.7%
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,053,044
	Ohio Housing Finance Agency, OH, Rev
130,000	3.00%, 03/01/2052	122,023
1,040,000	3.25%, 03/01/2050	989,046
20,000	4.50%, 09/01/2048	19,755
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(4)	118,888
300,000	Ohio Water Dev Auth Water Pollution Control Loan Fund, OH, Rev 5.00%, 12/01/2037	318,345
		4,621,101
	Oklahoma - 1.8%
130,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	125,899
2,800,000	Oklahoma Water Res Board, OK, Rev 5.25%, 10/01/2053(3)	2,877,888
		3,003,787
	Pennsylvania - 0.5%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM Insured) 5.25%, 01/01/2053	600,759
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	142,869
110,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	111,910
		855,538
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	South Carolina - 1.9%
$ 3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054	$ 3,120,666
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	50,525
		3,171,191
	Tennessee - 1.1%
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	349,550
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD SECT 8) 3.00%, 12/01/2026	73,913
410,000	Knoxville's Community Dev Corp., TN, Rev, (HUD SECT 8) 4.25%, 10/01/2024	408,306
15,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (NATL Insured) 4.88%, 11/01/2028	15,331
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	292,898
705,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051	664,682
60,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	59,204
		1,863,884
	Texas - 31.1%
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	498,038
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
700,000	4.25%, 12/01/2048	579,407
200,000	4.25%, 12/01/2053	161,876
680,000	5.00%, 08/15/2033	711,562
200,000	5.00%, 08/15/2048	196,361
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	546,247
1,405,000	4.25%, 02/15/2053	1,199,001
280,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028	274,037
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,015,451
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	4,884,269
390,000	City of Georgetown Utility System, TX, Rev, (BAM Insured) 5.25%, 08/15/2053	394,099
350,000	City of Houston, TX, GO 5.00%, 03/01/2038	365,913
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	529,723
	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
545,000	4.25%, 04/01/2053	445,659
80,000	5.00%, 08/15/2029	84,685
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	616,619
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	994,357
	Community Independent School Dist, TX, GO, (PSF-GTD Insured)
330,000	5.00%, 02/15/2048	334,299
905,000	5.00%, 02/15/2053	913,440
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	514,463
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	688,385
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	1,774,426
4,780,000	Denton Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2053	4,815,931

28

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	Texas - 31.1% - (continued)
$ 3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	$ 2,640,826
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053	314,900
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	1,984,783
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	325,222
690,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	504,741
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	898,999
1,390,000	Lakeside Place PFC, TX, Rev, (FHA 221(D4)) 4.15%, 11/01/2026	1,381,197
	Lamar Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured)
365,000	3.00%, 02/15/2051	231,250
1,090,000	4.00%, 02/15/2048	926,813
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	881,336
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	495,594
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,796,556
	Montgomery Independent School Dist, TX, GO, (PSF-GTD Insured)
115,000	4.00%, 02/15/2053	93,274
745,000	4.25%, 02/15/2052	635,534
4,515,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	4,552,434
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2052	19,560
	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured)
990,000	4.13%, 08/15/2053	831,593
465,000	5.00%, 02/15/2048	470,841
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,025,586
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,655,913
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	358,554
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	941,964
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	187,202
915,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	923,533
1,930,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	1,604,283
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	706,998
	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured)
625,000	3.00%, 01/01/2052	583,779
275,000	3.50%, 03/01/2051	261,028
100,000	4.00%, 03/01/2050	96,736
50,000	4.75%, 03/01/2049	49,655
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	325,707
160,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.17%, 04/01/2041	147,929
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	273,005
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 83.5% - (continued)
	Texas - 31.1% - (continued)
$ 1,135,000	5.25%, 10/15/2051		$ 1,167,948
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/15/2052		367,117
			53,200,638
	Virginia - 0.8%
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052		307,404
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052		979,921
			1,287,325
	Washington - 0.1%
150,000	Washington State Housing Finance Commission, WA, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048		146,931
	Wyoming - 0.0%
60,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		58,830
	Total Municipal Bonds (cost $155,159,463)		$ 142,688,477
U.S. GOVERNMENT SECURITIES - 5.7%
	U.S. Treasury Securities - 5.7%
	U.S. Treasury Bonds - 5.1%
10,907,000	3.63%, 08/15/2043		$ 8,749,033
	U.S. Treasury Notes - 0.6%
753,000	4.63%, 09/15/2026		747,411
224,000	4.75%, 07/31/2025		222,504
			969,915
	Total U.S. Government Securities (cost $9,751,043)		$ 9,718,948
	Total Long-Term Investments (cost $169,182,712)		$ 156,362,280
SHORT-TERM INVESTMENTS - 13.5%
	Other Investment Pools & Funds - 6.0%
10,276,470	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.25%(5)		$ 10,276,470
	U.S. Treasury Securities - 7.5%
	U.S. Treasury Bills - 7.5%
944,000	5.43%, 03/14/2024(6)		925,334
3,270,000	5.43%, 03/14/2024(6)		3,205,341
385,000	5.44%, 03/14/2024(6)		377,387
917,000	5.45%, 03/14/2024(6)		898,868
1,634,000	5.45%, 03/14/2024(6)		1,601,690
4,988,000	5.45%, 03/14/2024(6)		4,889,370
885,000	5.45%, 03/14/2024(6)		867,501
			12,765,491
	Total Short-Term Investments (cost $23,042,466)		$ 23,041,961
	Total Investments (cost $192,225,178)	105.0%	$ 179,404,241
	Other Assets and Liabilities	(5.0)%	(8,512,284)
	Total Net Assets	100.0%	$ 170,891,957
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

29

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $1,121,030, representing 0.7% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $10,136,461 at October 31, 2023.
(4)	Security is a zero-coupon bond.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 3,954,855	$ —	$ 3,954,855	$ —
Municipal Bonds	142,688,477	—	142,688,477	—
U.S. Government Securities	9,718,948	—	9,718,948	—
Short-Term Investments	23,041,961	10,276,470	12,765,491	—
Total	$ 179,404,241	$ 10,276,470	$ 169,127,771	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
30

Hartford Short Duration ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%
	Asset-Backed - Automobile - 0.5%
$ 84,723	FHF Trust 4.43%, 01/18/2028(1)	$ 83,022
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	166,772
116,480	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	110,897
		360,691
	Asset-Backed - Credit Card - 0.1%
125,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	123,726
	Asset-Backed - Finance & Insurance - 0.4%
375,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	328,258
19,748	FCI Funding LLC 1.13%, 04/15/2033(1)	19,028
		347,286
	Commercial Mortgage-Backed Securities - 2.0%
395,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(2)	362,413
225,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(2)	217,606
240,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	223,591
182,296	GS Mortgage Securities Trust 2.78%, 10/10/2049	174,057
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	526,248
		1,503,915
	Other Asset-Backed Securities - 6.2%
23,269	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	22,887
269,595	Apidos CLO XV Ltd. 6.69%, 04/20/2031, 3 mo. USD Term SOFR + 1.27%(1)(3)	268,282
147,130	Aqua Finance Trust 1.54%, 07/17/2046(1)	129,040
300,000	Atrium XIII 7.17%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(3)	294,735
75,645	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	74,818
254,754	Benefit Street Partners CLO XII Ltd. 6.61%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(3)	254,234
175,000	BSPRT Issuer Ltd. 6.82%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(3)	172,873
334,585	Carlyle Global Market Strategies CLO Ltd. 6.66%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(3)	332,945
	CIFC Funding Ltd.
246,503	6.72%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(3)	245,890
232,285	6.78%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(3)	231,821
300,000	6.81%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(3)	298,464
250,000	6.98%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(3)	249,241
451,950	DB Master Finance LLC 2.05%, 11/20/2051(1)	395,570
249,252	LCM XXIV Ltd. 6.66%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(3)	247,948
276,354	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.68%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(3)	275,440
220,067	Octagon Investment Partners 30 Ltd. 6.68%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(3)	218,990
134,116	Progress Residential Trust 1.05%, 04/17/2038(1)	118,169
169,343	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	144,236
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0% - (continued)
	Other Asset-Backed Securities - 6.2% - (continued)
$ 100,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	$ 98,095
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	84,019
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	271,712
295,000	2.17%, 10/15/2046(1)	257,200
		4,686,609
	Whole Loan Collateral CMO - 4.8%
	Angel Oak Mortgage Trust
98,392	1.04%, 01/20/2065(1)(2)	75,478
16,318	2.47%, 12/25/2059(1)(2)	15,041
79,034	2.53%, 01/26/2065(1)(2)	71,227
18,715	2.59%, 10/25/2049(1)(2)	17,874
129,863	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	116,881
25,160	Bravo Residential Funding Trust 3.50%, 03/25/2058(1)	24,587
	COLT Mortgage Loan Trust
48,812	0.91%, 06/25/2066(1)(2)	37,157
309,919	1.11%, 10/25/2066(1)(2)	246,880
235,810	1.40%, 10/25/2066(1)(2)	185,480
	CSMC Trust
188,878	1.17%, 07/25/2066(1)(2)	144,073
50,390	2.24%, 02/25/2050(1)(2)	46,160
38,079	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(2)	34,574
	Ellington Financial Mortgage Trust
29,005	0.80%, 02/25/2066(1)(2)	23,313
20,454	1.18%, 10/25/2065(1)(2)	17,841
103,592	Federal National Mortgage Association Connecticut Avenue Securities 11.34%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	110,309
	GCAT Trust
217,261	1.09%, 08/25/2066(1)(2)	164,416
107,333	1.47%, 04/25/2065(1)(2)	96,653
38,710	2.25%, 01/25/2060(1)(4)	36,052
	Imperial Fund Mortgage Trust
112,899	1.07%, 06/25/2056(1)(2)	89,792
144,043	1.07%, 09/25/2056(1)(2)	108,343
162,683	1.60%, 11/25/2056(1)(2)	128,063
166,106	IMS Ecuadorian Mortagage Trust 3.40%, 08/18/2043(1)	150,818
	MFA Trust
74,184	0.85%, 01/25/2056(1)(2)	67,040
37,737	1.01%, 01/26/2065(1)(2)	33,136
122,514	1.91%, 11/25/2056(1)(2)	99,063
	Mill City Mortgage Loan Trust
14,575	3.25%, 05/25/2062(1)(2)	14,057
9,904	3.50%, 05/25/2058(1)(2)	9,675
129,803	3.50%, 08/25/2058(1)(2)	124,148
	New Residential Mortgage Loan Trust
37,421	0.94%, 10/25/2058(1)(2)	32,398
53,257	3.88%, 09/25/2057(1)(2)	47,923
148,091	4.00%, 02/25/2057(1)(2)	135,599
100,379	6.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	97,066
	OBX Trust
114,430	1.05%, 07/25/2061(1)(2)	82,282
44,388	3.50%, 12/25/2049(1)(2)	37,223
66,177	PRPM LLC 1.32%, 07/25/2051(1)(4)	58,071
1,211	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	1,173
214,466	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	164,670
	Starwood Mortgage Residential Trust
106,885	1.13%, 06/25/2056(1)(2)	82,520

31

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0% - (continued)
	Whole Loan Collateral CMO - 4.8% - (continued)
$ 9,729	2.28%, 02/25/2050(1)(2)	$ 8,985
	Towd Point Mortgage Trust
120,025	1.75%, 10/25/2060(1)	102,581
23,108	2.16%, 01/25/2052(1)(2)	22,854
79,970	3.25%, 07/25/2058(1)(2)	76,732
30,271	3.75%, 05/25/2058(1)(2)	28,533
93,063	TRK Trust 1.15%, 07/25/2056(1)(2)	77,281
	Verus Securitization Trust
193,425	1.01%, 09/25/2066(1)(2)	153,520
15,362	2.42%, 01/25/2060(1)(4)	14,358
26,255	2.69%, 11/25/2059(1)(2)	25,195
98,977	Visio Trust 1.28%, 05/25/2056(1)	89,534
		3,626,629
	Total Asset & Commercial Mortgage-Backed Securities (cost $11,793,969)	$ 10,648,856
CORPORATE BONDS - 50.9%
	Aerospace/Defense - 0.9%
595,000	Boeing Co. 2.20%, 02/04/2026	$ 546,661
110,000	HEICO Corp. 5.25%, 08/01/2028	106,164
		652,825
	Auto Manufacturers - 1.2%
200,000	Ford Motor Credit Co. LLC 3.37%, 11/17/2023	199,729
390,000	General Motors Financial Co., Inc. 2.90%, 02/26/2025	372,340
315,000	Hyundai Capital America 5.95%, 09/21/2026(1)	312,219
		884,288
	Beverages - 0.4%
325,000	JDE Peet's NV 1.38%, 01/15/2027(1)	279,234
	Biotechnology - 1.6%
365,000	Amgen, Inc. 5.15%, 03/02/2028	356,379
320,000	Illumina, Inc. 5.80%, 12/12/2025	316,738
595,000	Royalty Pharma PLC 1.20%, 09/02/2025	542,484
		1,215,601
	Chemicals - 0.7%
	Celanese U.S. Holdings LLC
226,000	6.05%, 03/15/2025	225,287
335,000	6.35%, 11/15/2028	327,240
		552,527
	Commercial Banks - 14.0%
250,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	247,230
200,000	AIB Group PLC 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	202,433
	Bank of America Corp.
400,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 6 mo. USD SOFR + 1.01% thereafter)(5)	361,287
525,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD Term SOFR + 0.90% thereafter)(5)	495,058
292,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	284,303
350,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	340,868
250,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	247,655
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Commercial Banks - 14.0% - (continued)
$ 225,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	$ 226,895
350,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	306,341
	BPCE SA
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	226,336
250,000	4.75%, 07/19/2027(1)	235,781
250,000	Citibank NA 5.80%, 09/29/2028	247,049
440,000	Citigroup, Inc. 3.20%, 10/21/2026	405,644
250,000	Citizens Bank NA 5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 2 mo. USD SOFR + 1.02% thereafter)(5)	235,470
325,000	Credit Suisse AG 1.25%, 08/07/2026	283,491
345,000	Danske Bank AS 1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	299,468
	Deutsche Bank AG
340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	294,546
150,000	5.37%, 09/09/2027	145,138
360,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 2 mo. USD SOFR + 2.34% thereafter)(5)	349,033
	Goldman Sachs Group, Inc.
415,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	396,471
225,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	225,086
	HSBC Holdings PLC
245,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	215,788
245,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	240,674
355,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	341,451
	JP Morgan Chase & Co.
432,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD Term SOFR + 0.70% thereafter)(5)	384,134
291,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	273,571
95,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	94,861
200,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	198,899
145,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(5)	145,481
330,000	Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	311,658

32

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Commercial Banks - 14.0% - (continued)
	Morgan Stanley
$ 426,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	$ 405,500
375,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(5)	360,899
85,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	84,916
250,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	250,624
200,000	Standard Chartered PLC 7.02%, 02/08/2030	199,912
305,000	UBS Group AG 2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 6 mo. USD SOFR + 1.56% thereafter)(1)(5)	294,129
	Wells Fargo & Co.
325,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	296,491
275,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(5)	265,020
220,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	218,321
		10,637,912
	Commercial Services - 0.6%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	175,771
264,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	251,535
		427,306
	Construction Materials - 0.8%
275,000	Lennox International, Inc. 5.50%, 09/15/2028	268,346
400,000	Trane Technologies Financing Ltd. 3.50%, 03/21/2026	379,946
		648,292
	Distribution/Wholesale - 0.1%
110,000	LKQ Corp. 5.75%, 06/15/2028	106,626
	Diversified Financial Services - 2.5%
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 01/30/2026	179,832
375,000	American Express Co. 5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 2 mo. USD SOFR + 1.28% thereafter)(5)	360,176
	Aviation Capital Group LLC
250,000	4.88%, 10/01/2025(1)	240,556
75,000	6.75%, 10/25/2028(1)	73,945
250,000	Capital One Financial Corp. 6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	239,481
100,000	Navient Corp. 5.88%, 10/25/2024	97,645
295,000	OneMain Finance Corp. 6.13%, 03/15/2024	294,236
425,000	Radian Group, Inc. 6.63%, 03/15/2025	420,355
		1,906,226
	Electric - 4.2%
262,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	245,189
	Edison International
275,000	4.70%, 08/15/2025	267,164
500,000	5.25%, 11/15/2028	475,065
125,000	Eversource Energy 5.45%, 03/01/2028	122,089
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Electric - 4.2% - (continued)
$ 205,000	Georgia Power Co. 4.65%, 05/16/2028	$ 195,938
271,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	261,924
260,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	250,993
116,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	115,929
	Pacific Gas & Electric Co.
302,000	5.45%, 06/15/2027	288,662
458,000	6.10%, 01/15/2029	440,881
325,000	Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	322,035
205,000	Sempra 5.40%, 08/01/2026	202,080
		3,187,949
	Electronics - 0.4%
300,000	Flex Ltd. 6.00%, 01/15/2028	297,115
	Entertainment - 0.7%
75,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	73,901
464,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	427,442
		501,343
	Food - 0.5%
377,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	352,495
	Gas - 0.6%
487,000	NiSource, Inc. 5.25%, 03/30/2028	473,047
	Hand/Machine Tools - 0.5%
370,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	363,942
	Healthcare - Services - 1.3%
119,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	99,679
400,000	HCA, Inc. 3.13%, 03/15/2027	361,044
600,000	Humana, Inc. 1.35%, 02/03/2027	520,403
		981,126
	Insurance - 2.5%
385,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	348,339
70,000	Assured Guaranty U.S. Holdings, Inc. 6.13%, 09/15/2028	69,554
384,000	Athene Global Funding 1.73%, 10/02/2026(1)	333,665
315,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	288,633
160,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	158,126
370,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	329,239
390,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	341,978
		1,869,534
	Investment Company Security - 0.9%
385,000	Ares Capital Corp. 7.00%, 01/15/2027	383,676
290,000	FS KKR Capital Corp. 1.65%, 10/12/2024	276,526
		660,202
	IT Services - 0.5%
395,000	DXC Technology Co. 1.80%, 09/15/2026	345,910
	Lodging - 0.8%
235,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	210,338
385,000	Marriott International, Inc. 5.55%, 10/15/2028	375,195
		585,533
	Machinery-Diversified - 0.4%
340,000	Ingersoll Rand, Inc. 5.40%, 08/14/2028	331,460

33

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Media - 0.7%
$ 225,000	Comcast Corp. 4.55%, 01/15/2029	$ 213,701
330,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	321,626
		535,327
	Mining - 0.3%
236,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	234,078
	Office/Business Equipment - 0.5%
	CDW LLC/CDW Finance Corp.
235,000	2.67%, 12/01/2026	210,205
205,000	4.13%, 05/01/2025	197,794
		407,999
	Oil & Gas - 1.5%
235,000	Aker BP ASA 3.00%, 01/15/2025(1)	224,862
	Ovintiv, Inc.
345,000	5.65%, 05/15/2025	343,083
365,000	5.65%, 05/15/2028	354,551
200,000	Var Energi ASA 5.00%, 05/18/2027(1)	187,850
		1,110,346
	Packaging & Containers - 0.9%
200,000	Ball Corp. 4.00%, 11/15/2023	199,503
370,000	Berry Global, Inc. 1.57%, 01/15/2026	334,280
145,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	128,514
		662,297
	Pharmaceuticals - 0.8%
479,000	CVS Health Corp. 5.00%, 01/30/2029	458,796
200,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	181,574
		640,370
	Pipelines - 2.4%
	Columbia Pipelines Holding Co. LLC
90,000	6.04%, 08/15/2028(1)	88,486
282,000	6.06%, 08/15/2026(1)	281,575
	Energy Transfer LP
406,000	2.90%, 05/15/2025	386,717
30,000	6.10%, 12/01/2028	29,635
385,000	ONEOK, Inc. 5.65%, 11/01/2028	375,847
405,000	Targa Resources Corp. 5.20%, 07/01/2027	392,037
304,000	Western Midstream Operating LP 6.35%, 01/15/2029	302,343
		1,856,640
	Real Estate Investment Trusts - 2.1%
395,000	American Tower Corp. 5.80%, 11/15/2028	386,261
105,000	American Tower Trust I 5.49%, 03/15/2028(1)	103,130
86,000	Corporate Office Properties LP 2.25%, 03/15/2026	77,753
186,000	Crown Castle, Inc. 4.80%, 09/01/2028	173,889
150,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	143,755
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	69,245
155,000	2.84%, 01/15/2050(1)	147,998
	VICI Properties LP/VICI Note Co., Inc.
475,000	4.25%, 12/01/2026(1)	438,408
50,000	4.25%, 12/01/2026(6)	46,148
		1,586,587
	Retail - 0.9%
220,000	AutoZone, Inc. 6.25%, 11/01/2028	222,395
320,000	Dollar General Corp. 5.20%, 07/05/2028	307,604
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	180,606
		710,605
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.9% - (continued)
	Savings & Loans - 0.3%
$ 200,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	$ 199,682
	Semiconductors - 1.2%
	Marvell Technology, Inc.
170,000	4.88%, 06/22/2028	160,047
400,000	5.75%, 02/15/2029	389,083
420,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	374,793
		923,923
	Software - 1.1%
245,000	Open Text Corp. 6.90%, 12/01/2027(1)	243,800
	Oracle Corp.
375,000	4.50%, 05/06/2028	355,106
114,000	5.80%, 11/10/2025	113,960
150,000	PTC, Inc. 3.63%, 02/15/2025(1)	144,574
		857,440
	Telecommunications - 1.2%
450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	441,284
530,000	T-Mobile USA, Inc. 4.80%, 07/15/2028	504,528
		945,812
	Trucking & Leasing - 0.9%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	370,187
320,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.70%, 02/01/2028(1)	309,334
		679,521
	Total Corporate Bonds (cost $39,991,945)	$ 38,611,120
SENIOR FLOATING RATE INTERESTS - 10.8%(7)
	Advertising - 0.2%
113,563	ABG Intermediate Holdings 2 LLC 8.92%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 113,217
	Aerospace/Defense - 0.4%
108,900	Spirit Aerosystems, Inc. 9.63%, 01/15/2027, 1 mo. USD Term SOFR + 4.25%	108,437
161,148	TransDigm, Inc. 8.64%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	160,894
		269,331
	Airlines - 0.1%
90,000	American Airlines, Inc. 10.43%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	91,125
	Apparel - 0.3%
107,000	Crocs, Inc. 8.53%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	107,117
99,500	Hanesbrands, Inc. 9.07%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	98,132
		205,249
	Auto Parts & Equipment - 0.1%
99,749	First Brands Group LLC 10.88%, 03/30/2027, 6 mo. USD Term SOFR + 5.00%	98,128
	Commercial Services - 1.2%
122,500	APX Group, Inc. 8.93%, 07/10/2028, PRIME + 3.25%	122,309
EUR 133,621	Boels Topholding BV 7.05%, 02/06/2027, 1 mo. EURIBOR + 3.25%	140,428
$ 135,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(8)	133,931
187,887	Trans Union LLC 7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	187,417

34

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(7) - (continued)
	Commercial Services - 1.2% - (continued)
$ 106,086	United Rentals, Inc. 7.07%, 10/31/2025, 1 mo. USD Term SOFR + 1.75%	$ 106,192
EUR 105,000	Verisure Holding AB 6.97%, 03/27/2028, 3 mo. EURIBOR + 3.00%	108,164
$ 106,513	WEX, Inc. 7.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.25%	106,365
		904,806
	Construction Materials - 0.6%
100,000	Emerald Borrower LP 8.38%, 05/31/2030, 3 mo. USD Term SOFR + 3.00%	99,734
33,405	Ingersoll-Rand Services Co. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	33,431
192,500	Quikrete Holdings, Inc. 8.06%, 02/01/2027, 1 mo. USD Term SOFR + 2.63%	191,963
118,322	Standard Industries, Inc. 7.95%, 09/22/2028, 1 mo. USD Term SOFR + 2.50%	118,428
		443,556
	Distribution/Wholesale - 0.2%
113,638	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	113,367
	Diversified Financial Services - 0.7%
200,000	Aretec Group, Inc. 9.92%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	193,964
161,155	Fleetcor Technologies Operating Co. LLC 7.17%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	160,707
130,000	Setanta Aircraft Leasing Designated Activity Co. 7.65%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	129,858
		484,529
	Electric - 0.1%
86,995	ExGen Renewables IV LLC 8.18%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	86,519
	Electronics - 0.1%
91,415	II-VI, Inc. 8.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	91,101
	Engineering & Construction - 0.2%
122,128	Brown Group Holding LLC 8.17%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	119,786
	Entertainment - 1.0%
104,475	Caesars Entertainment Corp. 8.67%, 02/06/2030, 1 mo. USD Term SOFR + 3.25%	103,967
140,000	Delta 2 Lux SARL 7.57%, 01/15/2030, 1 mo. USD Term SOFR + 2.25%	139,869
100,000	Ontario Gaming GTA LP 9.64%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	99,854
143,188	Penn Entertainment, Inc. 8.17%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	142,910
103,191	Scientific Games International, Inc. 8.43%, 04/14/2029, 1 mo. USD Term SOFR + 3.00%	102,853
194,790	UFC Holdings LLC 8.40%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	194,492
		783,945
	Environmental Control - 0.1%
98,605	Covanta Holding Corp. 7.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	97,079
	Food - 0.2%
104,217	U.S. Foods, Inc. 7.94%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	104,399
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(7) - (continued)
	Healthcare - Products - 0.4%
EUR 97,750	Avantor Funding, Inc. 6.37%, 06/12/2028, 1 mo. EURIBOR + 2.50%	$ 102,401
$ 102,930	Medline Borrower LP 8.69%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	102,223
108,039	Sunshine Luxembourg VII SARL 9.24%, 10/01/2026, 3 mo. USD Term SOFR + 3.75%	107,843
		312,467
	Insurance - 1.1%
153,483	Acrisure LLC 8.94%, 02/15/2027, 1 mo. USD Term SOFR + 3.50%	149,238
208,627	Asurion LLC 9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	198,914
103,857	HUB International Ltd. 9.66%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	103,783
197,342	Sedgwick Claims Management Services, Inc. 9.07%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	196,480
	USI, Inc.
100,000	0.00%, 09/27/2030, 3 mo. USD Term SOFR + 3.25%(8)	99,485
114,452	9.14%, 11/22/2029, 3 mo. USD Term SOFR + 3.75%	114,046
		861,946
	Internet - 0.1%
98,235	MH Sub I LLC 9.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	93,759
	Investment Company Security - 0.1%
100,000	GIP Pilot Acquisition Partners LP 8.39%, 10/04/2030, 3 mo. USD Term SOFR + 3.00%	99,750
	Leisure Time - 0.2%
161,287	Hayward Industries, Inc. 8.19%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	158,205
	Media - 0.5%
120,000	Simon & Schuster, Inc. 0.00%, 10/30/2030, 1 mo. USD Term SOFR + 4.00%(8)	119,000
275,000	Virgin Media Bristol LLC 8.79%, 03/31/2031, 1 mo. USD Term SOFR + 3.25%	268,598
		387,598
	Packaging & Containers - 0.4%
186,200	Berlin Packaging LLC 9.19%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	181,578
148,125	Clydesdale Acquisition Holdings, Inc. 9.60%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	143,077
		324,655
	Pharmaceuticals - 0.0%
285	Jazz Financing Lux SARL 8.94%, 05/05/2028, 1 mo. USD Term SOFR + 3.50%	285
	Pipelines - 0.1%
97,296	Oryx Midstream Services Permian Basin LLC 8.69%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	97,080
	Retail - 1.1%
141,733	1011778 BC Unlimited Liability Co. 7.57%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	140,281
164,370	Great Outdoors Group LLC 9.40%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	162,897
102,383	IRB Holding Corp. 8.42%, 12/15/2027, 1 mo. USD Term SOFR + 3.00%	101,188
117,392	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	111,522

35

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(7) - (continued)
	Retail - 1.1% - (continued)
$ 107,525	PetSmart, Inc. 9.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	$ 106,069
121,759	Pilot Travel Centers LLC 7.42%, 08/04/2028, 1 mo. USD Term SOFR + 2.00%	121,683
101,070	SRS Distribution, Inc. 8.94%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	98,544
		842,184
	Semiconductors - 0.0%
20,617	Entegris, Inc. 7.88%, 07/06/2029, 3 mo. USD Term SOFR + 2.50%	20,624
	Software - 1.3%
157,359	Dun & Bradstreet Corp. 8.18%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	157,113
125,000	Evertec Group LLC 0.00%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%(8)	124,688
108,065	McAfee LLC 9.16%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	103,136
136,021	Open Text Corp. 8.17%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	135,870
119,293	Peraton Corp. 9.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	116,907
137,295	SS&C Technologies, Inc. 7.19%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	137,176
190,230	Zelis Healthcare Corp. 8.94%, 09/30/2026, 1 mo. USD Term SOFR + 3.50%	190,022
		964,912
	Total Senior Floating Rate Interests (cost $8,248,090)	$ 8,169,602
U.S. GOVERNMENT AGENCIES - 4.4%
	Mortgage-Backed Agencies - 4.4%
	Federal Home Loan Mortgage Corp. - 1.7%
135,401	1.00%, 05/25/2033	$ 117,502
391,921	1.00%, 01/15/2041	336,017
391,485	1.00%, 06/15/2044	347,957
10,087	1.50%, 01/15/2027	10,007
365,505	2.00%, 03/25/2034	330,205
28,622	3.50%, 09/15/2043	27,627
9,517	3.75%, 05/15/2039(4)	9,446
43,290	4.50%, 07/15/2040	40,994
88,874	4.50%, 05/25/2045	82,844
		1,302,599
	Federal National Mortgage Association - 2.2%
84,180	2.00%, 12/25/2042	67,804
31,266	2.55%, 07/25/2044	29,168
18,232	3.00%, 04/25/2043	17,648
65,077	3.00%, 05/25/2047	60,279
210,548	3.50%, 10/25/2035	194,300
146,019	3.50%, 07/25/2045	137,984
54,453	3.50%, 07/25/2054	51,353
223,958	4.00%, 10/25/2049	207,676
511,906	4.00%, 05/25/2052	468,388
200,913	4.50%, 05/25/2040	192,148
226,420	4.50%, 09/25/2040	216,232
		1,642,980
	Government National Mortgage Association - 0.5%
128,701	2.00%, 05/20/2046	106,810
284,119	2.50%, 10/20/2041	258,432
67,252	2.50%, 07/20/2042	61,430
		426,672
	Total U.S. Government Agencies (cost $3,600,179)	$ 3,372,251
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 12.7%
	U.S. Treasury Securities - 12.7%
	U.S. Treasury Notes - 12.7%
$ 1,400,000	1.50%, 02/15/2025		$ 1,333,719
1,900,000	1.75%, 12/31/2024		1,822,812
100,000	3.25%, 06/30/2027		94,613
1,000,000	3.88%, 01/15/2026		975,977
1,750,000	4.63%, 09/15/2026		1,737,012
3,650,000	5.00%, 09/30/2025		3,642,728
	Total U.S. Government Securities (cost $9,699,712)		$ 9,606,861
	Total Long-Term Investments (cost $73,333,895)		$ 70,408,690
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
526,965	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $527,042; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $537,557		$ 526,965
	Total Short-Term Investments (cost $526,965)		$ 526,965
	Total Investments (cost $73,860,860)	93.5%	$ 70,935,655
	Other Assets and Liabilities	6.5%	4,953,849
	Total Net Assets	100.0%	$ 75,889,504
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $19,709,521, representing 26.0% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

36

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2023, the aggregate value of this security was $46,148, representing 0.1% of net assets.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates is primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the synthetic London Interbank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2023.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

Futures Contracts Outstanding at October 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	57	12/29/2023	$ 11,538,047	$ (34,534)
Short position contracts:
U.S. Treasury 5-Year Note Future	78	12/29/2023	$ 8,149,172	$ 58,034
U.S. Treasury 10-Year Note Future	11	12/19/2023	1,167,891	42,875
Total				$ 100,909
Total futures contracts				$ 66,375

Foreign Currency Contracts Outstanding at October 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
235,803	USD	222,000	EUR	DEUT	11/03/2023	$ 1,121
378,462	USD	358,221	EUR	DEUT	11/30/2023	(661)
235,766	USD	222,000	EUR	DEUT	12/04/2023	759
Total foreign currency contracts						$ 1,219
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
37

Hartford Short Duration ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 10,648,856	$ —	$ 10,648,856	$ —
Corporate Bonds	38,611,120	—	38,611,120	—
Senior Floating Rate Interests	8,169,602	—	8,169,602	—
U.S. Government Agencies	3,372,251	—	3,372,251	—
U.S. Government Securities	9,606,861	—	9,606,861	—
Short-Term Investments	526,965	—	526,965	—
Foreign Currency Contracts(2)	1,880	—	1,880	—
Futures Contracts(2)	100,909	100,909	—	—
Total	$ 71,038,444	$ 100,909	$ 70,937,535	$ —
Liabilities
Foreign Currency Contracts(2)	$ (661)	$ —	$ (661)	$ —
Futures Contracts(2)	(34,534)	(34,534)	—	—
Total	$ (35,195)	$ (34,534)	$ (661)	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
38

Hartford Sustainable Income ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5%
	Asset-Backed - Automobile - 0.6%
$ 50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	$ 53,131
250,000	Hertz Vehicle Financing III LLC 9.44%, 03/25/2030(1)	247,064
		300,195
	Commercial Mortgage-Backed Securities - 0.4%
100,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(2)	32,436
90,000	BPR Trust 8.63%, 11/05/2028(1)(2)	89,197
17,715	BX Trust 9.03%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(3)	17,714
125,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	92,275
		231,622
	Other Asset-Backed Securities - 4.1%
150,000	720 East CLO Ltd. 10.55%, 10/15/2036, 3 mo. USD Term SOFR + 5.15%(1)(3)	146,089
549,000	AMMC CLO 22 Ltd. 11.39%, 04/25/2031, 3 mo. USD Term SOFR + 6.01%(1)(3)	478,703
250,000	Bain Capital Credit CLO Ltd. 10.61%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(3)	249,366
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	114,701
250,000	Invesco U.S. CLO Ltd. 13.77%, 04/22/2035, 3 mo. USD Term SOFR + 8.36%(1)(3)	251,563
	PRET LLC
200,000	3.97%, 09/25/2051(1)(4)	156,749
105,000	5.07%, 07/25/2051(1)(4)	89,617
100,000	Pretium Mortgage Credit Partners LLC 5.44%, 01/25/2052(1)(4)	89,718
150,000	Retained Vantage Data Centers Issuer LLC 5.75%, 09/15/2048(1)	134,067
250,000	Symphony CLO XVIII Ltd. 8.92%, 07/23/2033, 3 mo. USD Term SOFR + 3.51%(1)(3)	234,986
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	87,429
200,000	VCAT LLC 3.97%, 09/25/2051(1)(4)	170,127
		2,203,115
	Whole Loan Collateral CMO - 3.4%
	Connecticut Avenue Securities Trust
152,075	9.54%, 07/25/2039, 30 day USD SOFR Average + 4.21%(1)(3)	156,994
200,000	11.32%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	198,750
24,591	17.19%, 08/25/2028, 30 day USD SOFR Average + 11.86%(3)	28,372
	Federal National Mortgage Association Connecticut Avenue Securities
10,000	8.47%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(3)	9,969
203,406	8.69%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(3)	205,558
230,000	8.84%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(3)	233,304
15,000	9.22%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(3)	15,099
200,000	9.79%, 07/25/2031, 30 day USD SOFR Average + 4.46%(1)(3)	212,949
85,000	10.07%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(3)	91,391
25,000	10.07%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(3)	25,908
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	Whole Loan Collateral CMO - 3.4% - (continued)
$ 25,000	10.57%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	$ 26,480
90,000	11.52%, 11/25/2041, 30 day USD SOFR Average + 6.21%(1)(3)	89,382
44,000	12.32%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	45,540
	Home RE Ltd.
150,000	9.92%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	150,165
165,000	10.82%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(3)	170,368
200,000	Preston Ridge Partners Mortgage LLC 3.60%, 09/25/2026(1)(2)	165,045
		1,825,274
	Total Asset & Commercial Mortgage-Backed Securities (cost $4,701,519)	$ 4,560,206
CONVERTIBLE BONDS - 2.7%
	Airlines - 0.1%
52,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 32,175
	Biotechnology - 0.2%
60,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	51,872
50,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	51,476
		103,348
	Commercial Services - 0.4%
78,000	Block, Inc. 0.13%, 03/01/2025	71,838
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(5)	93,896
$ 63,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(6)	56,385
		222,119
	Electric - 0.1%
42,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	38,766
	Energy-Alternate Sources - 0.4%
104,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	77,198
30,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	24,990
60,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(6)	50,910
67,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)	58,156
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	15,689
		226,943
	Healthcare - Products - 0.1%
61,000	Insulet Corp. 0.38%, 09/01/2026	56,211
	Internet - 0.3%
	Etsy, Inc.
32,000	0.13%, 10/01/2026	31,776
53,000	0.25%, 06/15/2028	39,035
54,000	Sea Ltd. 2.38%, 12/01/2025	50,949
45,000	Shopify, Inc. 0.13%, 11/01/2025	39,622
32,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	29,081
		190,463
	IT Services - 0.3%
	Rapid7, Inc.
20,000	0.25%, 03/15/2027	17,000

39

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.7% - (continued)
	IT Services - 0.3% - (continued)
$ 50,000	2.25%, 05/01/2025	$ 51,050
64,000	Zscaler, Inc. 0.13%, 07/01/2025	77,952
		146,002
	Machinery-Diversified - 0.1%
76,000	Middleby Corp. 1.00%, 09/01/2025	78,736
	Pharmaceuticals - 0.2%
34,000	Ascendis Pharma AS 2.25%, 04/01/2028	29,962
80,000	Dexcom, Inc. 0.25%, 11/15/2025	75,600
		105,562
	Software - 0.5%
50,000	Bill Holdings, Inc. 0.00%, 12/01/2025(6)	47,437
92,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	80,081
43,000	Datadog, Inc. 0.13%, 06/15/2025	47,343
45,000	Health Catalyst, Inc. 2.50%, 04/15/2025	41,976
35,000	Splunk, Inc. 1.13%, 06/15/2027	33,075
		249,912
	Total Convertible Bonds (cost $1,693,686)	$ 1,450,237
CORPORATE BONDS - 42.6%
	Advertising - 0.5%
60,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)	$ 58,173
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	101,014
145,000	3.75%, 02/15/2028	128,365
		287,552
	Agriculture - 0.3%
160,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	150,112
	Auto Manufacturers - 0.0%
25,000	Ford Motor Co. 3.25%, 02/12/2032	18,854
	Auto Parts & Equipment - 0.4%
20,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	19,412
EUR 200,000	Forvia SE 3.75%, 06/15/2028(5)	192,214
		211,626
	Beverages - 0.4%
$ 216,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	190,080
	Chemicals - 0.3%
80,000	Avient Corp. 7.13%, 08/01/2030(1)	76,870
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(5)	94,602
		171,472
	Commercial Banks - 7.9%
300,000	Banca Transilvania SA 8.88%, 04/27/2027, 1 yr. EURIBOR ICE Swap + 5.58%(5)(7)	326,613
100,000	Banco de Credito Social Cooperativo SA 5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 yr. EUR Swap + 5.42% thereafter)(5)(7)	87,731
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, 5 yr. USD CMT + 4.66%(1)(7)	190,672
	BNP Paribas SA
400,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 yr. USD Swap + 5.15% thereafter)(5)(7)(8)	389,704
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	Commercial Banks - 7.9% - (continued)
EUR 200,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(5)(7)(8)	$ 204,026
$ 200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(7)(8)	191,670
EUR 400,000	Credit Agricole SA 7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(5)(7)(8)	416,986
300,000	Credit Mutuel Arkea SA 1.25%, 06/11/2029, (1.25% fixed rate until 06/11/2028; 3 mo. EURIBOR + 1.50% thereafter)(5)(7)	275,345
$ 250,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(5)(7)	219,492
EUR 100,000	Danske Bank AS 4.75%, 06/21/2030, (4.75% fixed rate until 06/21/2029; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(5)(7)	105,175
400,000	Deutsche Bank AG 4.00%, 06/24/2032, (4.00% fixed rate until 03/24/2027; 5 yr. EURIBOR ICE Swap + 3.30% thereafter)(5)(7)	380,520
	Freedom Mortgage Corp.
$ 145,000	12.00%, 10/01/2028(1)	145,005
145,000	12.25%, 10/01/2030(1)	144,941
400,000	HSBC Holdings PLC 6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 yr. USD ICE Swap + 3.75% thereafter)(7)(8)	348,399
	KBC Group NV
EUR 200,000	4.25%, 10/24/2025, (4.25% fixed rate until 10/24/2025; 5 yr. EUR Swap + 3.59% thereafter)(5)(7)(8)	180,525
$ 200,000	5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(7)	193,129
EUR 100,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 yr. EUR Swap + 3.22% thereafter)(5)(7)	92,716
$ 200,000	Societe Generale SA 4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(7)(8)	160,346
200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(5)(7)(8)	164,472
		4,217,467
	Commercial Services - 2.0%
	Block, Inc.
45,000	2.75%, 06/01/2026	40,383
150,000	3.50%, 06/01/2031	115,798
EUR 100,000	Castor SpA 9.10%, 02/15/2029, 3 mo. Euribor + 5.25%(3)(5)	98,829
100,000	Loxam SAS 3.25%, 01/14/2025(5)	103,182
200,000	PeopleCert Wisdom Issuer PLC 5.75%, 09/15/2026(5)	202,521
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(5)	196,124
	United Rentals North America, Inc.
29,000	3.75%, 01/15/2032	23,060
35,000	4.88%, 01/15/2028	32,372
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(5)	243,255
		1,055,524

40

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	Construction Materials - 0.3%
$ 155,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	$ 138,790
	Distribution/Wholesale - 0.4%
60,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	53,850
EUR 120,000	Parts Europe SA 6.50%, 07/16/2025(5)	126,533
$ 45,000	Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(1)	45,169
		225,552
	Diversified Financial Services - 1.7%
254,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(7)(8)	202,006
	Credit Acceptance Corp.
20,000	5.13%, 12/31/2024(1)	19,336
20,000	6.63%, 03/15/2026	18,977
	OneMain Finance Corp.
70,000	5.38%, 11/15/2029	57,555
135,000	6.88%, 03/15/2025	133,199
200,000	Shriram Finance Ltd. 4.40%, 03/13/2024(5)	197,280
250,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(5)(9)	3,750
300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	252,834
		884,937
	Electric - 2.2%
	Clearway Energy Operating LLC
180,000	3.75%, 01/15/2032(1)	136,294
175,000	4.75%, 03/15/2028(1)	156,204
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	186,500
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(5)	175,000
162,160	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(5)	153,669
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(5)	367,624
		1,175,291
	Electrical Components & Equipment - 0.3%
EUR 100,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(5)	82,997
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	82,285
		165,282
	Energy-Alternate Sources - 2.2%
220,000	Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(1)	216,785
	Energo-Pro AS
215,000	8.50%, 02/04/2027(1)	203,442
200,000	11.00%, 11/02/2028(1)	200,868
200,000	FS Luxembourg Sarl 10.00%, 12/15/2025(5)	204,206
185,000	Greenko Dutch BV 3.85%, 03/29/2026(5)	164,650
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(5)	190,120
		1,180,071
	Engineering & Construction - 1.1%
EUR 200,000	Cellnex Telecom SA 1.75%, 10/23/2030(5)	169,556
GBP 100,000	Heathrow Finance PLC 3.88%, 03/01/2027(5)	106,156
	IHS Holding Ltd.
$ 200,000	6.25%, 11/29/2028(1)	147,116
200,000	6.25%, 11/29/2028(5)	147,116
		569,944
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
$ 25,000	6.25%, 07/01/2025(1)	$ 24,634
30,000	8.13%, 07/01/2027(1)	29,724
28,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	24,338
EUR 100,000	Motion Finco SARL 7.38%, 06/15/2030(1)	100,532
		179,228
	Environmental Control - 0.4%
$ 25,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	23,761
200,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	169,930
		193,691
	Food Service - 0.5%
EUR 300,000	Elior Group SA 3.75%, 07/15/2026(5)	245,673
	Forest Products & Paper - 0.3%
$ 200,000	Suzano Austria GmbH 7.00%, 03/16/2047(5)	186,996
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(5)	192,638
$ 30,000	Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028(1)(10)	29,754
250,000	Medline Borrower LP 3.88%, 04/01/2029(1)	211,370
		433,762
	Healthcare - Services - 1.2%
EUR 100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(5)	86,647
$ 10,000	HCA, Inc. 7.50%, 11/15/2095	10,090
	IQVIA, Inc.
EUR 100,000	2.25%, 01/15/2028(1)	92,861
$ 200,000	5.00%, 05/15/2027(1)	187,836
200,000	Rede D'or Finance SARL 4.50%, 01/22/2030(5)	162,455
105,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	97,196
		637,085
	Insurance - 1.6%
400,000	AIA Group Ltd. 2.70%, 04/07/2026, (2.70% fixed rate until 04/07/2026; 5 yr. USD CMT + 1.76% thereafter)(5)(7)(8)	347,490
35,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	29,692
130,000	MGIC Investment Corp. 5.25%, 08/15/2028	119,489
400,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.88%, 05/23/2042, (5.88% fixed rate until 11/23/2031; 5 yr. USD CMT + 3.98% thereafter)(1)(7)	378,621
		875,292
	Internet - 0.7%
	Gen Digital, Inc.
30,000	6.75%, 09/30/2027(1)	29,205
60,000	7.13%, 09/30/2030(1)	58,367
235,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	195,344
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	88,196
		371,112
	Investment Company Security - 0.3%
205,000	Huarong Finance 2017 Co. Ltd. 4.75%, 04/27/2027(5)	177,838
	Iron/Steel - 0.1%
40,000	ATI, Inc. 7.25%, 08/15/2030	38,507
	IT Services - 0.9%
210,000	CA Magnum Holdings 5.38%, 10/31/2026(5)	183,399

41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	IT Services - 0.9% - (continued)
$ 193,000	McAfee Corp. 7.38%, 02/15/2030(1)	$ 154,393
160,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	151,412
		489,204
	Leisure Time - 0.6%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	50,696
125,000	10.50%, 06/01/2030(1)	126,827
69,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	53,503
80,000	Royal Caribbean Cruises Ltd. 7.25%, 01/15/2030(1)	78,885
		309,911
	Media - 1.5%
125,000	Cable One, Inc. 4.00%, 11/15/2030(1)	93,125
20,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	14,525
30,000	DISH Network Corp. 11.75%, 11/15/2027(1)	29,717
120,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(10)	73,500
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	168,187
125,000	Videotron Ltd. 3.63%, 06/15/2029(1)	104,727
GBP 100,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(5)	101,457
$ 200,000	VTR Finance NV 6.38%, 07/15/2028(5)	34,000
EUR 210,000	Ziggo BV 2.88%, 01/15/2030(5)	176,744
		795,982
	Metal Fabricate/Hardware - 0.3%
	Advanced Drainage Systems, Inc.
$ 160,000	5.00%, 09/30/2027(1)	149,200
30,000	6.38%, 06/15/2030(1)	28,295
		177,495
	Mining - 1.2%
300,000	Constellium SE 3.75%, 04/15/2029(1)	247,485
110,000	FMG Resources August 2006 Pty. Ltd. 6.13%, 04/15/2032(1)	97,235
315,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	314,118
		658,838
	Multi-National - 0.4%
BRL 690,000	European Investment Bank 9.25%, 01/28/2027(5)	134,887
MXN 2,160,000	International Bank for Reconstruction & Development 5.65%, 06/03/2027	101,780
		236,667
	Office/Business Equipment - 0.2%
$ 125,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	114,993
	Packaging & Containers - 1.0%
GBP 100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.75%, 07/15/2027(5)	84,927
	Ball Corp.
EUR 100,000	1.50%, 03/15/2027	94,734
$ 40,000	5.25%, 07/01/2025	39,376
70,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	63,591
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(5)	163,011
EUR 110,000	Trivium Packaging Finance BV 3.75%, 08/15/2026(5)	104,943
		550,582
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	Pharmaceuticals - 1.2%
$ 45,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	$ 27,450
123,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)(11)	107,403
155,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	142,905
	Teva Pharmaceutical Finance Netherlands II BV
EUR 200,000	3.75%, 05/09/2027	192,359
220,000	4.38%, 05/09/2030	198,036
		668,153
	Real Estate - 0.9%
GBP 200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	160,612
EUR 100,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(7)(8)	74,598
$ 200,000	CIFI Holdings Group Co. Ltd. 4.38%, 04/12/2027(5)(9)	9,520
400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(5)	16,400
EUR 100,000	Emeria SASU 7.75%, 03/31/2028(1)	97,001
$ 200,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	122,000
		480,131
	Real Estate Investment Trusts - 0.9%
	Brandywine Operating Partnership LP
157,000	3.95%, 11/15/2027	130,209
60,000	7.80%, 03/15/2028	54,125
GBP 20,000	Hammerson PLC 7.25%, 04/21/2028(5)	23,123
	HAT Holdings I LLC/HAT Holdings II LLC
$ 68,000	3.75%, 08/15/2028(1)	59,172
100,000	6.00%, 04/15/2025(1)	97,170
200,000	Trust Fibra Uno 6.39%, 01/15/2050(5)	139,822
		503,621
	Retail - 1.4%
GBP 100,000	B&M European Value Retail SA 4.00%, 11/15/2028(5)	101,930
$ 200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 yr. USD CMT + 4.78% thereafter)(5)(7)(8)	191,500
83,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	65,570
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	79,701
150,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	139,550
199,000	Yum! Brands, Inc. 3.63%, 03/15/2031	161,597
		739,848
	Software - 0.8%
172,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	140,372
80,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	68,824
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	142,750
15,000	3.88%, 12/01/2029(1)	12,268
50,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	39,221
		403,435
	Telecommunications - 3.2%
EUR 100,000	Altice France SA 5.88%, 02/01/2027(5)	87,509
$ 200,000	Axian Telecom 7.38%, 02/16/2027(1)	177,540
EUR 100,000	eircom Finance DAC 3.50%, 05/15/2026(5)	98,428

42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.6% - (continued)
	Telecommunications - 3.2% - (continued)
	Frontier Communications Holdings LLC
$ 80,000	5.00%, 05/01/2028(1)	$ 69,015
95,000	5.88%, 10/15/2027(1)	86,822
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(5)	122,377
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(5)	156,167
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(5)	195,260
400,000	Network i2i Ltd. 3.98%, 12/31/2099, (3.98% fixed rate until 06/03/2026; 5 yr. USD CMT + 3.39% thereafter)(5)(7)(8)	359,996
115,000	Nokia OYJ 4.38%, 06/12/2027	106,414
210,000	Telecom Argentina SA 8.00%, 07/18/2026(5)	197,758
	Telecom Italia Capital SA
25,000	7.20%, 07/18/2036	21,617
22,000	7.72%, 06/04/2038	19,421
EUR 10,000	Telecom Italia Finance SA 7.75%, 01/24/2033	11,054
		1,709,378
	Toys/Games/Hobbies - 0.1%
$ 60,000	Mattel, Inc. 5.88%, 12/15/2027(1)	57,519
	Transportation - 0.8%
285,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	229,425
230,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(5)	210,125
		439,550
	Water - 1.0%
	Aegea Finance SARL
400,000	6.75%, 05/20/2029(1)	366,057
200,000	6.75%, 05/20/2029(5)	183,029
		549,086
	Total Corporate Bonds (cost $25,622,974)	$ 22,866,131
FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
	Benin - 0.3%
EUR 200,000	Benin Government International Bonds 4.88%, 01/19/2032(5)	$ 157,713
	Chile - 0.2%
CLP 85,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(5)	84,363
	Colombia - 1.1%
	Colombia Government International Bonds
EUR 100,000	3.88%, 03/22/2026	101,753
$ 640,000	5.00%, 06/15/2045	407,716
COP 581,200,000	Colombia TES 7.00%, 06/30/2032	106,189
		615,658
	Costa Rica - 0.4%
$ 200,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	190,500
	Czech Republic - 0.2%
CZK 2,430,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	95,532
	Gabon - 0.3%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(5)	174,194
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.2% - (continued)
	Ghana - 0.2%
$ 200,000	Ghana Government International Bonds 6.38%, 02/11/2027(5)(9)	$ 87,000
	Hungary - 0.2%
HUF 45,850,000	Hungary Government Bonds 3.00%, 08/21/2030	98,250
	Ivory Coast - 0.3%
EUR 200,000	Ivory Coast Government International Bonds 5.88%, 10/17/2031(5)	171,763
	Mexico - 0.6%
	Mexico Government International Bonds
150,000	1.13%, 01/17/2030	127,633
200,000	1.45%, 10/25/2033	148,297
100,000	2.13%, 10/25/2051	53,511
		329,441
	North Macedonia - 0.5%
	North Macedonia Government International Bonds
100,000	3.68%, 06/03/2026(1)	99,024
200,000	3.68%, 06/03/2026(5)	198,048
		297,072
	Peru - 0.4%
$ 225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	211,193
	Poland - 0.2%
PLN 500,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	113,221
	Romania - 0.5%
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(5)	62,596
81,000	2.75%, 04/14/2041(1)	50,459
30,000	2.75%, 04/14/2041(5)	18,689
189,000	2.88%, 04/13/2042(5)	117,049
		248,793
	Senegal - 0.1%
100,000	Senegal Government International Bonds 5.38%, 06/08/2037(1)	67,470
	South Africa - 0.1%
ZAR 1,630,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	76,458
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 200,000	5.75%, 04/18/2023(5)(9)	103,924
200,000	6.85%, 03/14/2024(5)(9)	102,851
		206,775
	Supranational - 0.6%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	102,249
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	109,655
IDR 1,670,000,000	European Investment Bank 5.75%, 01/24/2025(5)	104,584
		316,488
	Turkey - 0.4%
$ 200,000	Turkiye Government International Bonds 9.13%, 07/13/2030	199,750

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.2% - (continued)
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 2,778,916	4.38%, 12/15/2028(12)	$ 72,016
885,000	8.50%, 03/15/2028(5)	21,016
		93,032
	Total Foreign Government Obligations (cost $4,775,995)	$ 3,834,666
SENIOR FLOATING RATE INTERESTS - 11.5%(13)
	Commercial Services - 1.6%
$ 219,763	APX Group, Inc. 8.93%, 07/10/2028, PRIME + 3.25%	$ 219,420
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 6.28%, 07/15/2025, 6 mo. EURIBOR + 2.38%	262,104
$ 193,812	Trans Union LLC 7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	193,328
EUR 200,000	Verisure Holding AB 6.97%, 03/27/2028, 3 mo. EURIBOR + 3.00%	206,026
		880,878
	Construction Materials - 0.2%
$ 121,055	Emerald Borrower LP 8.38%, 05/31/2030, 3 mo. USD Term SOFR + 3.00%	120,733
	Distribution/Wholesale - 0.4%
195,170	American Builders & Contractors Supply Co., Inc. 7.42%, 01/15/2027, 1 mo. USD Term SOFR + 2.00%	194,704
	Environmental Control - 0.4%
196,500	Clean Harbors, Inc. 7.44%, 10/08/2028, 1 mo. USD Term SOFR + 2.00%	197,074
	Food - 0.2%
104,217	U.S. Foods, Inc. 7.94%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	104,399
	Healthcare - Products - 1.1%
99,614	Avantor Funding, Inc. 7.67%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	99,503
100,000	Bausch & Lomb Corp. 9.32%, 09/29/2028, 3 mo. USD Term SOFR + 4.00%	96,000
198,982	Insulet Corp. 8.69%, 05/04/2028, 1 mo. USD Term SOFR + 3.25%	198,071
197,995	Medline Borrower LP 8.69%, 10/23/2028, 1 mo. USD Term SOFR + 3.25%	196,635
		590,209
	Healthcare - Services - 0.7%
146,616	Catalent Pharma Solutions, Inc. 7.45%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	143,073
250,000	IQVIA, Inc. 7.40%, 06/11/2025, 3 mo. USD Term SOFR + 1.75%	250,250
		393,323
	Home Builders - 0.2%
112,992	Installed Building Products, Inc. 7.44%, 12/14/2028, 1 mo. USD Term SOFR + 2.00%	112,851
	Insurance - 0.7%
199,499	Asurion LLC 9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	190,210
183,053	HUB International Ltd. 9.66%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	182,924
		373,134
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.5%(13) - (continued)
	Internet - 0.6%
$ 169,302	Go Daddy Operating Co. LLC 7.82%, 11/09/2029, 3 mo. USD Term SOFR + 2.50%	$ 169,341
171,938	Proofpoint, Inc. 8.69%, 08/31/2028, 1 mo. USD Term SOFR + 3.25%	168,881
		338,222
	Leisure Time - 0.3%
194,763	Hayward Industries, Inc. 8.19%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	191,041
	Machinery-Diversified - 0.4%
194,573	Gardner Denver, Inc. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	194,728
	Packaging & Containers - 0.6%
316,000	Clydesdale Acquisition Holdings, Inc. 9.60%, 04/13/2029, 1 mo. USD Term SOFR + 4.18%	305,231
	Pharmaceuticals - 1.3%
EUR 234,875	Grifols SA 6.11%, 11/15/2027, 1 mo. EURIBOR + 2.25%	241,694
290,000	IVC Acquisition Ltd. 7.69%, 02/13/2026, 6 mo. EURIBOR + 4.00%	302,027
$ 137,186	Packaging Coordinators Midco, Inc. 9.15%, 11/30/2027, 3 mo. USD Term SOFR + 3.50%	135,299
		679,020
	Retail - 0.4%
244,371	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	232,152
	Semiconductors - 0.4%
198,000	MKS Instruments, Inc. 7.82%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	196,184
	Software - 1.5%
200,000	DCert Buyer, Inc. 12.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	178,334
153,062	McAfee LLC 9.16%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	146,080
100,000	Severin Acquisition LLC 0.00%, 08/01/2027, 1 mo. USD Term SOFR + 3.00%(14)	99,786
170,034	Surf Holdings LLC 8.96%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	168,838
194,984	Zelis Healthcare Corp. 8.94%, 09/30/2026, 1 mo. USD Term SOFR + 3.50%	194,771
		787,809
	Telecommunications - 0.2%
141,854	Xplornet Communications, Inc. 9.65%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	94,075
	Transportation - 0.3%
	First Student Bidco, Inc.
53,922	8.65%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	52,186
143,073	8.66%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	138,467
		190,653
	Total Senior Floating Rate Interests (cost $6,412,370)	$ 6,176,420

44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.5%
	Mortgage-Backed Agencies - 13.5%
	Federal Home Loan Mortgage Corp. - 2.4%
$ 325,939	5.00%, 09/01/2052	$ 300,910
55,000	8.72%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	55,275
90,000	9.07%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(3)	91,238
175,000	9.67%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(3)	181,480
115,000	10.57%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	120,714
25,000	10.82%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(3)	26,552
150,000	11.07%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(3)	162,888
155,000	11.32%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(3)	167,632
175,000	13.04%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	189,734
		1,296,423
	Federal National Mortgage Association - 0.6%
324,612	5.00%, 09/01/2052	299,685
	Uniform Mortgage-Backed Security - 10.5%
2,410,000	4.50%, 11/13/2053(15)	2,154,623
3,600,000	6.00%, 11/01/2053(15)	3,503,588
		5,658,211
	Total U.S. Government Agencies (cost $7,301,415)	$ 7,254,319
U.S. GOVERNMENT SECURITIES - 21.8%
	U.S. Treasury Securities - 21.8%
	U.S. Treasury Bonds - 7.8%
1,690,000	2.50%, 05/15/2046(16)	$ 1,078,827
2,145,000	3.38%, 11/15/2048	1,599,450
470,000	3.63%, 08/15/2043	377,010
295,000	3.63%, 02/15/2053	231,667
525,000	3.63%, 05/15/2053	412,453
575,000	3.88%, 02/15/2043	480,664
		4,180,071
	U.S. Treasury Inflation-Protected Bonds - 1.2%
126,819	0.13%, 02/15/2052(12)	66,267
985,083	0.25%, 02/15/2050(12)	551,743
		618,010
	U.S. Treasury Inflation-Protected Notes - 1.4%
834,083	0.25%, 07/15/2029(12)	738,685
	U.S. Treasury Notes - 11.4%
1,940,000	1.88%, 02/15/2032(17)	1,545,180
320,000	2.88%, 05/15/2032	275,187
1,675,000	3.50%, 02/15/2033	1,503,051
2,165,000	3.88%, 11/30/2027	2,086,265
750,000	4.13%, 07/31/2028	727,881
		6,137,564
	Total U.S. Government Securities (cost $13,395,182)	$ 11,674,330
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$ 7,238
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.*	4,297
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
35	Danaher Corp.*		$ 6,721
	Total Common Stocks (cost $21,236)		$ 18,256
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%		$ 39,380
	Total Preferred Stocks (cost $51,139)		$ 39,380
	Total Long-Term Investments (cost $63,975,516)		$ 57,873,945
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 68,534	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $68,544; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $69,927		$ 68,534
	Securities Lending Collateral - 0.3%
22,207	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.26%(18)		22,207
74,025	HSBC U.S. Government Money Market Fund, Institutional Class, 5.29%(18)		74,025
22,208	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(18)		22,208
22,208	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.26%(18)		22,208
			140,648
	Total Short-Term Investments (cost $209,182)		$ 209,182
	Total Investments (cost $64,184,698)	108.3%	$ 58,083,127
	Other Assets and Liabilities	(8.3)%	(4,433,877)
	Total Net Assets	100.0%	$ 53,649,250
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $15,618,265, representing 29.1% of net assets.

45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $12,489,166, representing 23.3% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Represents entire or partial securities on loan.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates is primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the synthetic London Interbank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2023.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2023, the market value of securities pledged was $606,441.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2023, the market value of securities pledged was $422,137.
(18)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BUND Future	4	12/07/2023	$ 545,369	$ (342)
Euro-Schatz Future	3	12/07/2023	333,510	822
Long Gilt Future	3	12/27/2023	339,135	(5,477)
U.S. Treasury 2-Year Note Future	64	12/29/2023	12,955,000	(29,033)
U.S. Treasury 5-Year Note Future	42	12/29/2023	4,388,016	(1,429)
U.S. Treasury 10-Year Note Future	43	12/19/2023	4,565,391	(121,243)
U.S. Treasury 10-Year Ultra Future	10	12/19/2023	1,088,281	(59,868)
Total				$ (216,570)
Short position contracts:
Euro BUXL 30-Year Bond Future	4	12/07/2023	$ 509,136	$ 43,384
Euro-BOBL Future	29	12/07/2023	3,564,636	17,859
Euro-BTP Future	8	12/07/2023	932,020	31,235
U.S. Treasury Ultra Bond Future	6	12/19/2023	675,375	91,821
Total				$ 184,299
Total futures contracts				$ (32,271)

46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S41.V1	USD	4,150,000	5.00%	12/20/2028	Quarterly	$ 22,132	$ —	$ 5,086	$ (17,046)
ITRAXX-XOVER S40.V1	EUR	915,000	5.00%	12/20/2028	Quarterly	30,656	—	24,572	(6,084)
Total centrally cleared credit default swap contracts						$ 52,788	$ —	$ 29,658	$ (23,130)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	$ 884	$ —	$ 65,541	$ 64,657
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,164	—	47,376	45,212
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,293)	22,747	24,040
3.59% Fixed	12 Mo. USD SOFR	USD	390,000	09/20/2053	Annual	1,753	—	46,957	45,204
Total centrally cleared interest rate swaps contracts						$ 4,801	$ (1,293)	$ 182,621	$ 179,113

Foreign Currency Contracts Outstanding at October 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
138,000	CAD	100,217	USD	TDB	11/30/2023	$ (771)
25,000	EUR	26,455	USD	GSC	11/30/2023	4
255,000	EUR	270,623	USD	SCB	12/20/2023	(437)
721,000	EUR	766,735	USD	JPM	12/20/2023	(2,795)
7,000	GBP	8,495	USD	GSC	11/30/2023	—
42,700,000	KZT	86,613	USD	BOA	03/20/2024	860
141,967	USD	220,000	AUD	MSC	12/20/2023	2,434
25,426	USD	40,000	AUD	SCB	12/20/2023	56
102,095	USD	141,000	CAD	BCLY	11/30/2023	488
136,425	USD	185,000	CAD	MSC	12/20/2023	3,042
25,732	USD	35,000	CAD	DEUT	12/20/2023	497
83,784	USD	79,000	EUR	SCB	11/30/2023	174
90,114	USD	85,000	EUR	SSG	11/30/2023	154
7,407	USD	7,000	EUR	GSC	11/30/2023	(1)
5,785,421	USD	5,476,000	EUR	DEUT	11/30/2023	(10,102)
2,210,351	USD	2,055,000	EUR	DEUT	12/20/2023	32,964
232,463	USD	216,000	EUR	MSC	12/20/2023	3,600
766,735	USD	721,000	EUR	JPM	12/20/2023	2,795
116,361	USD	108,000	EUR	BOM	12/20/2023	1,929
22,232	USD	21,000	EUR	SSG	12/20/2023	(18)
164,158	USD	155,000	EUR	CIB	12/20/2023	(73)
103,215	USD	85,000	GBP	ANZ	11/30/2023	53
6,115	USD	5,000	GBP	JPM	11/30/2023	46
402,648	USD	333,000	GBP	BCLY	11/30/2023	(1,504)
290,688	USD	233,000	GBP	MSC	12/20/2023	7,838
82,703	USD	66,000	GBP	BCLY	12/20/2023	2,582
42,769	USD	35,000	GBP	CIB	12/20/2023	281
311,972	USD	45,000,000	JPY	UBS	12/20/2023	12,225
24,995	USD	3,700,000	JPY	SCB	12/20/2023	349
Total foreign currency contracts						$ 56,670
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
47

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 4,560,206	$ —	$ 4,560,206	$ —
Convertible Bonds	1,450,237	—	1,450,237	—
Corporate Bonds	22,866,131	—	22,866,131	—
Foreign Government Obligations	3,834,666	—	3,834,666	—
Senior Floating Rate Interests	6,176,420	—	6,176,420	—
U.S. Government Agencies	7,254,319	—	7,254,319	—
U.S. Government Securities	11,674,330	—	11,674,330	—
Common Stocks
Automobiles & Components	7,238	7,238	—	—
Health Care Equipment & Services	4,297	4,297	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,721	6,721	—	—
Preferred Stocks	39,380	39,380	—	—
Short-Term Investments	209,182	140,648	68,534	—
Foreign Currency Contracts(2)	72,371	—	72,371	—
Futures Contracts(2)	185,121	185,121	—	—
Swaps - Interest Rate(2)	179,113	—	179,113	—
Total	$ 58,519,732	$ 383,405	$ 58,136,327	$ —
Liabilities
Foreign Currency Contracts(2)	$ (15,701)	$ —	$ (15,701)	$ —
Futures Contracts(2)	(217,392)	(217,392)	—	—
Swaps - Credit Default(2)	(23,130)	—	(23,130)	—
Total	$ (256,223)	$ (217,392)	$ (38,831)	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
48

Hartford Total Return Bond ETF
Schedule of Investments
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8%
	Asset-Backed - Automobile - 3.3%
$ 875,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 871,024
1,845,000	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,827,747
1,065,000	Avis Budget Rental Car Funding AESOP LLC 5.90%, 08/21/2028(1)	1,050,822
1,400,000	Bridgecrest Lending Auto Securitization Trust 6.80%, 08/15/2029	1,400,814
1,381,029	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,370,620
1,865,993	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,860,674
	DT Auto Owner Trust
1,725,000	5.19%, 10/16/2028(1)	1,691,031
660,000	5.41%, 02/15/2029(1)	648,588
1,065,000	6.07%, 03/15/2028(1)	1,058,080
	Enterprise Fleet Financing LLC
885,000	5.42%, 10/22/2029(1)	871,654
3,025,000	6.40%, 03/20/2030(1)	3,022,334
	Exeter Automobile Receivables Trust
477,743	2.18%, 06/15/2026	475,106
760,000	4.57%, 01/15/2027	752,899
860,000	5.72%, 04/15/2027	853,753
362,000	6.03%, 08/16/2027	359,418
401,000	6.11%, 09/15/2027	398,442
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	303,008
830,000	5.21%, 05/15/2028(1)	810,421
958,000	5.64%, 07/16/2029(1)	944,900
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	191,807
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,674,876
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,785,324
1,365,000	Prestige Auto Receivables Trust 6.55%, 07/17/2028(1)	1,360,573
	Santander Drive Auto Receivables Trust
1,540,000	4.42%, 11/15/2027	1,498,985
350,000	4.72%, 06/15/2027	343,108
650,000	4.98%, 02/15/2028	637,890
965,000	5.24%, 05/15/2028	943,653
1,310,000	5.61%, 07/17/2028	1,293,648
1,400,000	5.77%, 12/15/2028	1,386,150
1,430,000	5.95%, 01/17/2028	1,418,208
625,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	607,987
382,962	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	381,738
	Westlake Automobile Receivables Trust
610,000	1.65%, 02/17/2026(1)	593,460
1,180,000	4.31%, 09/15/2027(1)	1,157,531
355,000	5.41%, 01/18/2028(1)	349,849
2,070,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	2,072,476
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	576,279
		39,844,877
	Asset-Backed - Credit Card - 0.1%
1,500,000	Mercury Financial Credit Card Master Trust 2.50%, 09/21/2026(1)	1,442,403
	Asset-Backed - Finance & Insurance - 0.6%
2,400,000	Bain Capital Credit CLO Ltd. 6.82%, 07/25/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,382,427
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Asset-Backed - Finance & Insurance - 0.6% - (continued)
$ 160,252	BHG Securitization Trust 0.90%, 10/17/2034(1)	$ 154,407
1,440,000	BlueMountain CLO XXIV Ltd. 6.78%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,417,678
863,481	Carlyle Global Market Strategies CLO Ltd. 6.66%, 01/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	859,560
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	363,751
2,065,000	Regatta VI Funding Ltd. 6.84%, 04/20/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	2,049,676
		7,227,499
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
577,864	0.97%, 12/16/2069(1)	482,534
1,087,709	1.11%, 02/18/2070(1)	897,603
1,363,957	5.51%, 10/15/2071(1)	1,329,029
		2,709,166
	Commercial Mortgage-Backed Securities - 3.9%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	858,235
	BBCMS Mortgage Trust
530,000	3.66%, 04/15/2055(3)	438,250
520,000	4.60%, 06/15/2055(3)	461,350
715,000	5.44%, 12/15/2055(3)	673,053
235,000	5.71%, 12/15/2055(3)	225,275
	Benchmark Mortgage Trust
18,828,292	0.46%, 07/15/2051(3)(4)	284,833
12,517,049	0.46%, 01/15/2055(1)(3)(4)	251,223
8,339,581	0.54%, 01/15/2051(3)(4)	146,971
12,484,979	0.57%, 07/15/2056(3)(4)	495,809
8,443,920	1.19%, 03/15/2062(3)(4)	385,577
3,638,907	1.51%, 01/15/2054(3)(4)	288,207
1,858,225	1.79%, 07/15/2053(3)(4)	123,634
2,200,000	3.88%, 02/15/2051(3)	1,970,158
	BPR Trust
3,055,000	7.89%, 11/05/2028(1)(3)	3,027,274
1,180,000	8.57%, 08/15/2024, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,172,184
	BX Trust
580,000	7.40%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	566,885
2,608,588	7.79%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,607,154
785,000	CAMB Commercial Mortgage Trust 7.93%, 12/15/2037, 1 mo. USD Term SOFR + 2.66%(1)(2)	760,989
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,366,842
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,272,424
766,000	4.06%, 11/15/2049(3)	580,513
60,960	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(3)	57,371
	Commercial Mortgage Trust
4,741,558	0.28%, 02/10/2047(3)(4)	47
389,000	2.82%, 01/10/2039(1)	327,161
700,000	3.18%, 02/10/2035(1)	658,835
1,470,000	3.61%, 08/10/2049(1)(3)	1,341,375
900,000	3.80%, 08/10/2047	884,413
395,000	3.90%, 01/10/2039(1)(3)	297,361
970,625	3.96%, 03/10/2047	965,515
230,425	4.24%, 02/10/2047(3)	229,874
12,016,257	CSAIL Commercial Mortgage Trust 0.71%, 06/15/2057(3)(4)	82,017

49

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Commercial Mortgage-Backed Securities - 3.9% - (continued)
	DBJPM Mortgage Trust
$ 3,939,061	1.71%, 09/15/2053(3)(4)	$ 229,190
2,660,000	2.89%, 08/10/2049	2,413,617
2,406,269	Extended Stay America Trust 6.53%, 07/15/2038, 1 mo. USD Term SOFR + 1.19%(1)(2)	2,378,144
2,570,000	FS Commercial Mortgage Trust 7.54%, 11/10/2027(1)(3)	2,580,641
	GS Mortgage Securities Trust
6,547,654	0.66%, 02/13/2053(3)(4)	185,303
2,000,000	3.05%, 05/10/2049	1,845,312
2,440,000	3.43%, 08/10/2050	2,161,514
890,000	3.63%, 11/10/2047	859,147
48,419	4.07%, 01/10/2047	48,241
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	369,350
	JPMBB Commercial Mortgage Securities Trust
100,000	3.93%, 09/15/2047	97,470
38,008	4.00%, 04/15/2047	37,685
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,868,259
	Life Mortgage Trust
2,540,978	6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	2,487,910
358,784	6.85%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(2)	347,519
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,361,051
3,889,546	Morgan Stanley Capital I Trust 1.32%, 06/15/2050(3)(4)	113,066
	Wells Fargo NA
11,305,348	0.42%, 02/15/2055(3)(4)	296,954
5,711,479	0.59%, 11/15/2062(3)(4)	160,582
13,970,058	0.64%, 11/15/2062(3)(4)	432,502
15,487,430	0.69%, 02/15/2061(3)(4)	369,779
5,784,268	0.71%, 11/15/2050(3)(4)	131,514
3,524,426	0.76%, 11/15/2054(3)(4)	79,728
10,561,425	0.88%, 01/15/2063(3)(4)	429,882
3,439,938	0.89%, 05/15/2062(3)(4)	129,278
9,015,210	0.99%, 02/15/2056(3)(4)	564,129
7,153,346	1.76%, 03/15/2063(3)(4)	631,728
1,790,000	3.44%, 09/15/2060	1,613,054
	WFRBS Commercial Mortgage Trust
1,025,000	3.61%, 11/15/2047	990,704
100,000	4.00%, 05/15/2047	98,222
84,298	4.05%, 03/15/2047	83,921
		48,196,205
	Other Asset-Backed Securities - 7.2%
134,583	AASET Trust 3.35%, 01/16/2040(1)	117,118
	Affirm Asset Securitization Trust
22,849	1.90%, 01/15/2025(1)	22,722
1,330,000	4.30%, 05/17/2027(1)	1,299,135
895,000	6.61%, 01/18/2028(1)	890,585
2,035,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	1,919,559
445,724	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	441,368
375,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.55%, 05/15/2036, 1 mo. USD Term SOFR + 1.21%(1)(2)	370,561
413,524	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	409,004
1,300,000	Benefit Street Partners CLO XXXI Ltd. 7.73%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,296,801
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
$ 780,000	CCG Receivables Trust 5.82%, 09/16/2030(1)	$ 777,418
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	222,561
597,632	1.69%, 07/15/2060(1)	542,000
193,202	1.98%, 03/15/2061(1)	165,441
835,771	1.99%, 07/15/2060(1)	696,515
384,012	5.97%, 08/15/2062(1)	372,326
	CIFC Funding Ltd.
237,489	6.53%, 04/19/2029, 3 mo. USD Term SOFR + 1.13%(1)(2)	236,163
952,186	6.66%, 04/18/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	947,951
400,000	CNH Equipment Trust 4.77%, 10/15/2030	386,328
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	752,484
	Domino's Pizza Master Issuer LLC
1,282,125	2.66%, 04/25/2051(1)	1,071,141
668,938	3.67%, 10/25/2049(1)	570,524
47,500	4.12%, 07/25/2048(1)	45,156
	Elmwood CLO Ltd.
1,215,000	7.64%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,198,819
2,070,000	7.80%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,069,799
	FirstKey Homes Trust
2,035,137	1.38%, 09/17/2038(1)	1,771,569
671,204	4.15%, 05/17/2039(1)	627,212
2,485,941	4.25%, 07/17/2039(1)	2,316,731
1,845,450	Galaxy XXIII CLO Ltd. 6.53%, 04/24/2029, 3 mo. USD Term SOFR + 1.13%(1)(2)	1,836,683
950,000	GoldenTree Loan Management U.S. CLO Ltd. 7.74%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	949,958
1,160,000	Golub Capital Partners CLO 68B Ltd. 8.20%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,164,794
780,000	Invesco U.S. CLO Ltd. 7.71%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	771,909
900,000	Kubota Credit Owner Trust 5.02%, 06/15/2027(1)	883,993
184,908	Madison Park Funding XIII Ltd. 6.61%, 04/19/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	184,129
134,911	Magnetite VII Ltd. 6.46%, 01/15/2028, 3 mo. USD Term SOFR + 1.06%(1)(2)	134,384
62,669	Marlette Funding Trust 1.06%, 09/15/2031(1)	62,292
1,300,000	MF1 Ltd. 7.08%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,262,570
2,490,000	Nassau Ltd. 6.91%, 08/26/2034, 3 mo. USD Term SOFR + 1.51%(1)(2)	2,454,142
3,480,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,975,647
121,813	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	113,776
925,000	OCP CLO Ltd. 6.67%, 04/18/2033, 3 mo. USD Term SOFR + 1.27%(1)(2)	913,932
1,695,000	Octagon 61 Ltd. 7.77%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,700,704
550,000	OZLM IX Ltd. 6.78%, 10/20/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	547,606
78,536	OZLM VII Ltd. 6.67%, 07/17/2029, 3 mo. USD Term SOFR + 1.27%(1)(2)	78,195
	PRET LLC
674,975	1.74%, 07/25/2051(1)(5)	621,349
720,784	1.87%, 07/25/2051(1)(5)	656,473

50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
$ 787,022	Pretium Mortgage Credit Partners I LLC 1.99%, 06/27/2060(1)(5)	$ 718,324
1,314,094	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	1,222,803
	Progress Residential Trust
1,707,119	1.51%, 10/17/2038(1)	1,487,982
635,657	3.20%, 04/17/2039(1)	573,755
1,745,500	4.44%, 05/17/2041(1)	1,589,959
450,213	4.45%, 06/17/2039(1)	423,693
749,727	4.75%, 10/27/2039(1)	706,743
2,985,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,693,109
2,010,000	RR 1 LLC 6.81%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	1,997,200
2,950,000	RR 23 Ltd. 8.00%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,942,038
1,185,000	RR 26 Ltd. 7.64%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,173,644
169,343	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	144,236
218,280	Sound Point CLO II Ltd. 6.71%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	217,279
2,270,000	Sound Point CLO XXIX Ltd. 6.71%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,236,956
950,000	Sounds Point CLO IV-R Ltd. 6.81%, 04/18/2031, 3 mo. USD Term SOFR + 1.41%(1)(2)	943,871
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	281,855
1,920,000	5.90%, 07/25/2048(1)	1,828,180
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	442,391
2,590,000	Symphony CLO XXV Ltd. 6.64%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,551,458
1,445,000	Texas Debt Capital CLO Ltd. 7.72%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,444,941
2,365,000	THL Credit Wind River CLO Ltd. 7.11%, 10/20/2033, 3 mo. USD Term SOFR + 1.69%(1)(2)	2,360,253
1,640,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,485,362
	VCAT LLC
716,164	1.74%, 05/25/2051(1)(5)	655,706
3,020,407	1.87%, 08/25/2051(1)(5)	2,821,861
199,716	2.12%, 03/27/2051(1)(5)	190,551
2,270,000	Venture 42 CLO Ltd. 6.79%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,228,831
915,000	Venture 43 CLO Ltd. 6.90%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	907,406
1,360,142	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	1,253,017
470,022	VOLT C LLC 1.99%, 05/25/2051(1)(5)	425,621
932,627	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	866,366
719,877	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	677,995
883,336	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	795,620
618,039	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	571,073
715,506	VOLT XCVII LLC 2.24%, 04/25/2051(1)(5)	647,746
	Voya CLO Ltd.
221,040	6.56%, 01/18/2029, 3 mo. USD Term SOFR + 1.16%(1)(2)	220,500
705,000	6.85%, 10/18/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)	703,701
1,827,663	Wellfleet CLO X Ltd. 6.85%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,807,161
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Other Asset-Backed Securities - 7.2% - (continued)
	Wendy's Funding LLC
$ 2,111,400	2.37%, 06/15/2051(1)	$ 1,711,332
3,249,210	2.78%, 06/15/2051(1)	2,497,041
1,071,623	3.88%, 03/15/2048(1)	968,547
241,325	Wingstop Funding LLC 2.84%, 12/05/2050(1)	207,765
		88,473,399
	Whole Loan Collateral CMO - 6.5%
1,158,007	510 Asset-Backed Trust 2.24%, 06/25/2061(1)(5)	1,062,776
380,555	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	348,119
	Angel Oak Mortgage Trust
500,722	0.91%, 01/25/2066(1)(3)	398,067
1,231,783	0.95%, 07/25/2066(1)(3)	955,860
329,986	0.99%, 04/25/2053(1)(3)	296,128
461,232	0.99%, 04/25/2066(1)(3)	366,814
914,928	1.07%, 05/25/2066(1)(3)	742,527
494,549	1.24%, 01/20/2065(1)(3)	379,544
896,028	1.82%, 11/25/2066(1)(3)	725,109
2,466,504	2.88%, 12/25/2066(1)(5)	2,067,959
40,684	Bear Stearns ARM Trust 5.60%, 08/25/2035(3)	36,157
602,546	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	495,339
	BRAVO Residential Funding Trust
313,513	0.94%, 02/25/2049(1)(3)	268,422
264,874	0.97%, 03/25/2060(1)(3)	238,118
1,552,763	1.62%, 03/01/2061(1)(5)	1,377,748
445,805	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	355,904
2,410,814	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,184,869
	COLT Mortgage Loan Trust
203,367	0.80%, 07/27/2054(1)	170,637
808,452	0.91%, 06/25/2066(1)(3)	615,418
3,611,308	0.96%, 09/27/2066(1)(3)	2,731,283
941,943	1.34%, 08/25/2066(1)(3)	718,345
2,263,777	1.40%, 10/25/2066(1)(3)	1,780,612
2,390,778	2.28%, 12/27/2066(1)(3)	1,992,578
399,098	4.30%, 03/25/2067(1)(3)	379,191
	CSMC Trust
211,967	0.81%, 05/25/2065(1)(3)	174,678
537,835	0.83%, 03/25/2056(1)(3)	410,396
726,167	0.94%, 05/25/2066(1)(3)	549,991
1,135,379	1.10%, 05/25/2066(1)(3)	900,982
941,269	1.18%, 02/25/2066(1)(3)	775,301
484,081	1.80%, 12/27/2060(1)(3)	427,315
928,099	1.84%, 10/25/2066(1)(3)	772,060
2,647,304	2.27%, 11/25/2066(1)(3)	2,147,047
325,318	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	261,268
	Ellington Financial Mortgage Trust
110,221	0.80%, 02/25/2066(1)(3)	88,589
327,550	0.93%, 06/25/2066(1)(3)	247,639
1,070,415	2.21%, 01/25/2067(1)(3)	880,042
	Federal National Mortgage Association Connecticut Avenue Securities
130,997	7.59%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	130,997
79,388	7.64%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	80,379
98,670	7.79%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	100,389
306,455	7.87%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	313,255

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
$ 1,585,000	8.02%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	$ 1,597,924
792,000	8.42%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	807,703
329,842	8.99%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	341,347
275,678	9.79%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	289,377
417,187	9.84%, 01/25/2024, 30 day USD SOFR Average + 4.51%(2)	420,298
166	10.44%, 11/25/2024, 30 day USD SOFR Average + 5.11%(2)	166
	GCAT Trust
582,200	0.87%, 01/25/2066(1)(3)	452,620
679,564	1.04%, 05/25/2066(1)(3)	535,619
888,286	1.09%, 05/25/2066(1)(3)	699,181
1,297,079	1.09%, 08/25/2066(1)(3)	981,589
671,939	1.92%, 08/25/2066(1)(3)	562,620
	Imperial Fund Mortgage Trust
723,642	1.07%, 09/25/2056(1)(3)	544,293
2,598,043	3.64%, 03/25/2067(1)(5)	2,262,382
	Legacy Mortgage Asset Trust
353,771	1.65%, 11/25/2060(1)(5)	308,169
469,434	1.75%, 04/25/2061(1)(5)	418,716
657,471	1.75%, 07/25/2061(1)(5)	583,248
778,915	LSTAR Securities Investment Ltd. 8.23%, 02/01/2026, 1 mo. USD Term SOFR + 2.91%(1)(2)	764,472
521,564	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	473,983
	MFA Trust
71,281	1.01%, 01/26/2065(1)(3)	62,590
535,574	1.03%, 11/25/2064(1)(3)	425,523
347,202	1.15%, 04/25/2065(1)(3)	300,897
10,375	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	10,083
	New Residential Mortgage Loan Trust
432,522	0.94%, 07/25/2055(1)(3)	362,426
294,879	0.94%, 10/25/2058(1)(3)	255,295
2,798,236	1.16%, 11/27/2056(1)(3)	2,218,208
2,354,923	2.28%, 04/25/2061(1)(3)	1,897,005
444,430	3.50%, 12/25/2057(1)(3)	411,480
361,757	3.88%, 09/25/2057(1)(3)	325,527
280,975	4.00%, 04/25/2057(1)(3)	257,217
301,881	4.00%, 08/27/2057(1)(3)	276,858
130,971	6.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	126,648
1,437,758	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,120,714
	OBX Trust
925,844	1.05%, 07/25/2061(1)(3)	665,733
892,382	1.07%, 02/25/2066(1)(3)	708,346
2,134,270	2.31%, 11/25/2061(1)(3)	1,736,976
387,417	PMT Credit Risk Transfer Trust 8.34%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	385,295
	Preston Ridge Partners Mortgage LLC
906,003	1.79%, 06/25/2026(1)(5)	818,583
808,861	1.79%, 07/25/2026(1)(5)	753,315
1,387,132	1.87%, 04/25/2026(1)(5)	1,291,848
307,248	2.12%, 03/25/2026(1)(3)	294,100
187,078	2.36%, 11/25/2025(1)(5)	181,181
1,570,150	2.36%, 10/25/2026(1)(5)	1,463,330
740,532	2.49%, 10/25/2026(1)(5)	688,438
336,900	PRPM LLC 1.32%, 07/25/2051(1)(5)	295,635
278,555	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	251,214
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
	Seasoned Credit Risk Transfer Trust
$ 632,101	2.50%, 08/25/2059	$ 487,099
297,447	3.50%, 08/25/2057(3)	273,736
494,742	3.50%, 11/25/2057	435,302
1,316,561	3.50%, 07/25/2058	1,139,631
513,580	3.50%, 08/25/2058	453,354
1,798,259	3.50%, 10/25/2058	1,518,726
1,265,476	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	971,647
661,363	STAR Trust 1.22%, 05/25/2065(1)(3)	569,619
	Starwood Mortgage Residential Trust
239,636	0.94%, 05/25/2065(1)(3)	210,446
1,075,624	1.13%, 06/25/2056(1)(3)	830,433
1,447,441	1.92%, 11/25/2066(1)(3)	1,117,391
822,264	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	800,228
	Towd Point Mortgage Trust
727,813	1.75%, 10/25/2060(1)	622,033
153,387	2.16%, 01/25/2052(1)(3)	151,706
799,344	2.90%, 10/25/2059(1)(3)	728,716
2,056,421	2.92%, 11/30/2060(1)(3)	1,668,457
585,308	3.25%, 03/25/2058(1)(3)	558,517
69,974	3.25%, 07/25/2058(1)(3)	67,140
42,380	3.75%, 05/25/2058(1)(3)	39,946
307,432	Triangle Re Ltd. 7.22%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(2)	307,773
549,762	TRK Trust 1.15%, 07/25/2056(1)(3)	456,531
	Verus Securitization Trust
149,731	0.82%, 10/25/2063(1)(3)	132,790
415,457	0.92%, 02/25/2064(1)(3)	351,413
2,081,270	0.94%, 07/25/2066(1)(3)	1,656,483
2,310,923	1.01%, 09/25/2066(1)(3)	1,834,163
382,237	1.03%, 02/25/2066(1)(3)	313,359
1,006,120	1.82%, 11/25/2066(1)(3)	813,322
1,967,436	1.83%, 10/25/2066(1)(3)	1,616,794
1,613,382	2.72%, 01/25/2067(1)(5)	1,363,894
		80,066,673
	Total Asset & Commercial Mortgage-Backed Securities (cost $291,074,523)	$ 267,960,222
CORPORATE BONDS - 27.4%
	Advertising - 0.2%
	Lamar Media Corp.
2,735,000	3.63%, 01/15/2031	$ 2,210,192
80,000	4.88%, 01/15/2029	73,349
		2,283,541
	Aerospace/Defense - 0.2%
	Boeing Co.
577,000	5.04%, 05/01/2027	559,023
801,000	5.15%, 05/01/2030	751,762
105,000	L3Harris Technologies, Inc. 2.90%, 12/15/2029	88,384
430,000	Northrop Grumman Corp. 5.15%, 05/01/2040	378,586
370,000	RTX Corp. 5.15%, 02/27/2033	341,840
		2,119,595
	Agriculture - 0.4%
	BAT Capital Corp.
26,700	3.56%, 08/15/2027	24,223
375,000	6.34%, 08/02/2030	363,961
	Philip Morris International, Inc.
1,275,000	4.88%, 02/15/2028	1,225,790
131,000	4.88%, 11/15/2043	104,899
725,000	5.13%, 11/17/2027	707,065

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Agriculture - 0.4% - (continued)
$ 1,715,000	5.13%, 02/15/2030	$ 1,617,961
670,000	5.38%, 02/15/2033	620,294
885,000	5.63%, 09/07/2033	832,715
		5,496,908
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	238,879
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,804,082
		2,042,961
	Beverages - 0.0%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	95,299
535,000	5.40%, 06/15/2033(1)	489,709
		585,008
	Biotechnology - 0.3%
	Amgen, Inc.
250,000	5.25%, 03/02/2030	240,343
1,893,000	5.25%, 03/02/2033	1,768,572
	Royalty Pharma PLC
1,654,000	2.15%, 09/02/2031	1,216,902
1,006,000	2.20%, 09/02/2030	769,282
		3,995,099
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
950,000	6.17%, 07/15/2027	927,755
675,000	6.33%, 07/15/2029	651,014
660,000	6.55%, 11/15/2030	635,735
		2,214,504
	Commercial Banks - 6.8%
800,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	791,138
1,570,000	ANZ New Zealand International Ltd. 5.36%, 08/14/2028(1)	1,526,708
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	543,772
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,181,250
	Bank of America Corp.
$ 1,595,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,188,823
615,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	455,348
2,147,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,695,582
579,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	434,489
870,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	686,946
3,795,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	2,915,523
265,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	236,040
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 841,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	$ 798,739
1,835,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,745,485
2,435,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	2,411,060
1,975,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	1,956,477
1,525,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	1,537,841
1,045,000	Barclays PLC 7.12%, 06/27/2034, (7.12% fixed rate until 06/27/2033; 6 mo. USD SOFR + 3.57% thereafter)(6)	972,394
	BNP Paribas SA
795,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	760,536
495,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	475,483
	BPCE SA
1,945,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	1,918,582
2,230,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	2,170,752
535,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	526,056
	Danske Bank AS
380,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	346,142
530,000	5.38%, 01/12/2024(1)	528,464
	Deutsche Bank AG
520,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	469,486
380,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	328,622
920,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(6)	812,037
	Goldman Sachs Group, Inc.
421,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	309,535
1,650,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,227,193
1,855,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	1,416,957
481,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	432,293

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 1,620,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	$ 1,479,490
	HSBC Holdings PLC
1,210,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	985,177
380,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	346,428
3,130,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	2,818,595
1,445,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,419,484
385,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	377,301
1,725,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	1,606,869
228,000	6.80%, 06/01/2038	217,604
565,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	543,435
270,000	Huntington National Bank 5.65%, 01/10/2030	247,629
960,000	Intesa Sanpaolo SpA 6.63%, 06/20/2033(1)	881,780
	JP Morgan Chase & Co.
888,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	674,205
436,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	352,188
1,101,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	967,553
315,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	300,240
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	890,985
794,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	757,452
985,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	948,784
875,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	873,724
515,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	512,165
	M&T Bank Corp.
1,615,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	1,350,150
940,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	943,120
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 1,150,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	$ 1,042,596
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	946,670
	Morgan Stanley
$ 125,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	111,039
1,749,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,267,640
466,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	344,429
572,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(6)	507,119
1,179,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	948,637
674,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	571,605
820,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	747,019
1,360,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	1,294,555
395,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 2 mo. USD SOFR + 1.63% thereafter)(6)	380,147
3,265,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	3,261,778
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,074,652
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	691,587
	PNC Financial Services Group, Inc.
425,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(6)	374,762
350,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(6)	350,329
2,505,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	2,210,621
	Standard Chartered PLC
580,000	6.30%, 07/06/2034, (6.30% fixed rate until 07/06/2033; 1 yr. USD CMT + 2.58% thereafter)(1)(6)	540,867
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	485,336
	UBS Group AG
700,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	506,567

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.8% - (continued)
$ 350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	$ 269,848
295,000	4.28%, 01/09/2028(1)	269,598
810,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	760,686
255,000	5.71%, 01/12/2027, (5.71% fixed rate until 01/12/2026; 1 yr. USD CMT + 1.55% thereafter)(1)(6)	250,819
1,365,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	1,338,165
2,125,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,045,502
	Wells Fargo & Co.
1,540,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	1,221,719
911,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	745,473
254,000	3.00%, 10/23/2026	232,649
1,144,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	903,131
1,781,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,568,977
127,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	101,389
429,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	389,249
3,730,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 2 mo. USD SOFR + 1.74% thereafter)(6)	3,594,630
455,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	447,890
		84,091,791
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	380,092
1,400,000	4.38%, 08/15/2027(1)	1,296,839
600,000	5.50%, 08/11/2032(1)	538,010
205,000	5.55%, 05/30/2033(1)	184,111
200,000	5.95%, 10/15/2033(1)	182,965
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,774,047
	Howard University
100,000	2.39%, 10/01/2027	87,191
100,000	2.70%, 10/01/2029	83,689
325,000	2.80%, 10/01/2030	266,650
105,000	2.90%, 10/01/2031	84,225
265,000	3.48%, 10/01/2041	175,460
	Service Corp. International
1,955,000	3.38%, 08/15/2030	1,566,121
100,000	4.63%, 12/15/2027	92,446
2,781,000	5.13%, 06/01/2029	2,544,615
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	214,692
380,000	4.88%, 01/15/2028	351,464
		9,822,617
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Construction Materials - 0.4%
$ 2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	$ 2,511,959
	Standard Industries, Inc.
549,000	3.38%, 01/15/2031(1)	415,532
2,610,000	4.38%, 07/15/2030(1)	2,133,124
		5,060,615
	Distribution/Wholesale - 0.0%
440,000	LKQ Corp. 5.75%, 06/15/2028	426,502
	Diversified Financial Services - 0.7%
1,475,000	American Express Co. 6.34%, 10/30/2026, (6.34% fixed rate until 10/30/2025; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,479,263
	Capital One Financial Corp.
1,349,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,106,886
275,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	247,231
19,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 6 mo. USD SOFR + 2.37% thereafter)(6)	16,264
380,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	353,704
834,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(6)	734,623
1,225,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	1,173,459
755,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(6)	690,666
485,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	485,355
510,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	508,177
240,000	Intercontinental Exchange, Inc. 4.35%, 06/15/2029	221,556
	Nasdaq, Inc.
205,000	5.35%, 06/28/2028	199,726
694,000	5.55%, 02/15/2034	644,347
137,000	OneMain Finance Corp. 6.13%, 03/15/2024	136,645
	Synchrony Financial
475,000	2.88%, 10/28/2031	323,063
600,000	7.25%, 02/02/2033	509,763
		8,830,728
	Electric - 3.7%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	186,774
728,000	4.15%, 08/15/2044	533,270
	Arizona Public Service Co.
325,000	5.55%, 08/01/2033	305,993
170,000	6.35%, 12/15/2032	169,860
	Berkshire Hathaway Energy Co.
275,000	1.65%, 05/15/2031	201,005
215,000	4.50%, 02/01/2045	165,969
430,000	4.60%, 05/01/2053	320,695
	Cleco Corporate Holdings LLC
459,000	3.38%, 09/15/2029	379,409

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Electric - 3.7% - (continued)
$ 147,000	4.97%, 05/01/2046(5)	$ 106,950
	Consolidated Edison Co. of New York, Inc.
245,000	3.20%, 12/01/2051	144,237
112,000	3.95%, 04/01/2050	78,628
160,000	4.00%, 11/15/2057	108,025
125,000	4.45%, 03/15/2044	95,662
	Dominion Energy, Inc.
1,050,000	3.38%, 04/01/2030	884,432
2,365,000	5.38%, 11/15/2032	2,194,621
400,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	306,110
	Duke Energy Corp.
2,619,000	2.55%, 06/15/2031	2,022,643
227,700	3.75%, 09/01/2046	149,161
980,000	4.50%, 08/15/2032	858,006
210,000	5.00%, 08/15/2052	164,358
	Duke Energy Indiana LLC
220,000	2.75%, 04/01/2050	119,066
921,000	3.25%, 10/01/2049	554,340
	Duke Energy Progress LLC
107,000	3.70%, 10/15/2046	71,091
225,000	4.00%, 04/01/2052	155,180
	Edison International
230,000	4.13%, 03/15/2028	209,320
985,000	5.25%, 11/15/2028	935,879
1,383,000	6.95%, 11/15/2029	1,406,855
515,000	Emera, Inc. 6.75%, 06/15/2076	484,280
	Enel Finance International NV
450,000	1.38%, 07/12/2026(1)	396,848
780,000	5.00%, 06/15/2032(1)	686,840
	Evergy Metro, Inc.
182,000	2.25%, 06/01/2030	144,700
121,000	4.13%, 04/01/2049	84,187
	Evergy, Inc.
939,000	2.45%, 09/15/2024	909,282
208,000	2.90%, 09/15/2029	174,703
	Eversource Energy
1,595,000	5.13%, 05/15/2033	1,444,816
260,000	5.45%, 03/01/2028	253,946
	Georgia Power Co.
548,000	4.30%, 03/15/2042	421,304
70,000	4.70%, 05/15/2032	63,516
510,000	4.95%, 05/17/2033	466,536
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	476,875
251,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	244,692
455,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	434,482
185,000	National Grid PLC 5.60%, 06/12/2028	180,707
500,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	484,563
	NextEra Energy Capital Holdings, Inc.
1,005,000	1.88%, 01/15/2027	883,035
1,130,000	2.25%, 06/01/2030	882,027
1,200,000	4.63%, 07/15/2027	1,144,142
350,000	5.00%, 02/28/2030	327,347
865,000	5.00%, 07/15/2032	787,643
629,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	530,634
484,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	349,782
415,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	386,688
	Pacific Gas & Electric Co.
875,500	2.50%, 02/01/2031	650,080
245,000	4.40%, 03/01/2032	201,829
664,000	4.50%, 07/01/2040	473,313
2,054,000	4.55%, 07/01/2030	1,780,138
79,000	4.95%, 07/01/2050	55,468
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Electric - 3.7% - (continued)
$ 750,000	5.90%, 06/15/2032	$ 685,452
2,870,000	6.10%, 01/15/2029	2,762,724
1,099,000	6.15%, 01/15/2033	1,013,584
2,495,000	6.40%, 06/15/2033	2,346,268
200,000	6.75%, 01/15/2053	178,041
205,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	181,563
	Puget Energy, Inc.
750,000	2.38%, 06/15/2028	635,537
130,000	3.65%, 05/15/2025	124,769
1,346,000	4.10%, 06/15/2030	1,151,637
289,000	4.22%, 03/15/2032	240,977
870,000	Sempra 5.40%, 08/01/2026	857,608
	Southern California Edison Co.
75,000	3.65%, 02/01/2050	47,961
313,000	4.05%, 03/15/2042	224,881
445,000	5.30%, 03/01/2028	435,263
270,000	5.85%, 11/01/2027	270,034
	Southern Co.
100,000	0.60%, 02/26/2024	98,330
1,645,000	3.25%, 07/01/2026	1,537,429
1,300,000	5.20%, 06/15/2033	1,197,568
345,000	5.70%, 03/15/2034	328,952
885,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	816,930
	Virginia Electric & Power Co.
259,000	2.45%, 12/15/2050	131,114
815,000	5.00%, 04/01/2033	744,259
	Xcel Energy, Inc.
100,000	1.75%, 03/15/2027	87,196
59,000	4.00%, 06/15/2028	54,552
438,000	4.60%, 06/01/2032	387,925
		45,172,496
	Energy-Alternate Sources - 0.2%
1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,353,123
470,000	FS Luxembourg SARL 10.00%, 12/15/2025(1)	479,884
811,562	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	680,133
		2,513,140
	Engineering & Construction - 0.2%
735,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	540,651
	International Airport Finance SA
1,106,685	12.00%, 03/15/2033(1)	1,058,417
510,038	12.00%, 03/15/2033(7)	487,793
		2,086,861
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
946,000	4.28%, 03/15/2032	786,478
1,455,000	5.14%, 03/15/2052	1,033,962
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	597,661
2,830,000	3.88%, 07/15/2030(1)	2,350,619
		4,768,720
	Environmental Control - 0.2%
2,009,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,869,951
685,000	Veralto Corp. 5.35%, 09/18/2028(1)	663,026
		2,532,977
	Food - 0.2%
	Conagra Brands, Inc.
107,000	4.30%, 05/01/2024	105,995
460,000	4.85%, 11/01/2028	432,432
200,000	General Mills, Inc. 4.95%, 03/29/2033	182,028
845,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	829,325

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Food - 0.2% - (continued)
	NBM U.S. Holdings, Inc.
$ 835,000	7.00%, 05/14/2026(1)	$ 827,438
575,000	7.00%, 05/14/2026(7)	569,792
		2,947,010
	Gas - 0.4%
265,000	Atmos Energy Corp. 5.90%, 11/15/2033	261,635
1,120,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,071,437
470,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	442,865
	NiSource, Inc.
52,000	1.70%, 02/15/2031	38,168
25,000	3.49%, 05/15/2027	23,016
1,259,000	3.60%, 05/01/2030	1,079,383
452,000	5.25%, 03/30/2028	439,050
500,000	5.40%, 06/30/2033	466,286
360,000	Piedmont Natural Gas Co., Inc. 5.40%, 06/15/2033	335,114
645,000	Southern California Gas Co. 5.20%, 06/01/2033	597,282
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	190,788
575,000	Southwest Gas Corp. 2.20%, 06/15/2030	446,156
		5,391,180
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
1,487,000	6.05%, 04/15/2028(1)	1,423,987
1,155,000	6.30%, 02/15/2030(1)	1,089,273
		2,513,260
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	737,530
435,000	3.00%, 09/23/2029(1)	369,546
455,000	5.38%, 12/06/2032(1)	427,221
200,000	5.75%, 12/06/2052(1)	181,401
1,906,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,697,290
430,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	420,519
	Haleon U.S. Capital LLC
380,000	3.38%, 03/24/2029	336,044
255,000	3.63%, 03/24/2032	212,799
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	588,220
		4,970,570
	Healthcare - Services - 0.4%
	Centene Corp.
665,000	2.45%, 07/15/2028	558,800
215,000	4.25%, 12/15/2027	197,605
1,865,000	4.63%, 12/15/2029	1,667,459
60,000	CommonSpirit Health 3.35%, 10/01/2029	51,521
	Humana, Inc.
100,000	1.35%, 02/03/2027	86,734
75,000	2.15%, 02/03/2032	55,502
645,000	3.70%, 03/23/2029	583,694
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	646
805,000	3.00%, 06/01/2051	476,222
87,000	Sutter Health 3.36%, 08/15/2050	54,269
	UnitedHealth Group, Inc.
1,043,000	2.75%, 05/15/2040	678,626
110,000	4.45%, 12/15/2048	85,366
175,000	4.95%, 05/15/2062	143,084
265,000	5.35%, 02/15/2033	255,249
		4,894,777
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
$ 570,000	5.13%, 08/01/2030(1)	$ 479,042
2,208,000	5.75%, 01/15/2028(1)	2,003,899
		2,482,941
	Household Products - 0.0%
542,000	Kenvue, Inc. 5.05%, 03/22/2053	468,416
	Insurance - 0.5%
435,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	406,298
	Athene Global Funding
1,245,000	2.65%, 10/04/2031(1)	916,920
1,905,000	2.72%, 01/07/2029(1)	1,558,174
	Corebridge Financial, Inc.
285,000	3.85%, 04/05/2029	252,005
370,000	6.05%, 09/15/2033(1)	348,033
2,003,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,657,511
	Marsh & McLennan Cos., Inc.
25,000	4.38%, 03/15/2029	23,388
460,000	4.75%, 03/15/2039	393,025
470,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	431,073
		5,986,427
	Internet - 0.6%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,376,784
1,245,000	6.75%, 09/30/2027(1)	1,212,009
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,225,000	3.50%, 03/01/2029(1)	1,018,281
2,383,000	5.25%, 12/01/2027(1)	2,249,266
		6,856,340
	Iron/Steel - 0.0%
130,000	Vale Overseas Ltd. 3.75%, 07/08/2030	109,829
	IT Services - 0.2%
2,505,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	2,231,028
	Machinery-Diversified - 0.1%
300,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	284,054
778,000	Otis Worldwide Corp. 2.57%, 02/15/2030	633,803
		917,857
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	251,177
529,000	3.50%, 03/01/2042	313,890
1,354,000	5.05%, 03/30/2029	1,253,698
734,000	5.13%, 07/01/2049	510,605
1,030,000	5.38%, 05/01/2047	748,897
761,000	5.75%, 04/01/2048	581,207
292,000	6.48%, 10/23/2045	246,388
	Comcast Corp.
100,000	2.65%, 08/15/2062	48,968
27,000	2.89%, 11/01/2051	14,973
461,000	3.20%, 07/15/2036	341,264
583,000	3.75%, 04/01/2040	430,448
	Cox Communications, Inc.
585,000	2.60%, 06/15/2031(1)	449,333
67,000	3.15%, 08/15/2024(1)	65,418
	Discovery Communications LLC
513,000	3.63%, 05/15/2030	427,969
75,600	3.95%, 03/20/2028	68,313

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Media - 1.1% - (continued)
$ 215,000	4.00%, 09/15/2055	$ 123,764
179,000	5.20%, 09/20/2047	128,844
997,000	5.30%, 05/15/2049	722,169
1,173,000	6.35%, 06/01/2040	1,021,636
	Paramount Global
895,000	4.20%, 05/19/2032(8)	692,796
229,000	4.90%, 08/15/2044	144,525
1,735,000	4.95%, 01/15/2031(8)	1,451,396
795,000	5.25%, 04/01/2044	518,985
	Sirius XM Radio, Inc.
1,550,000	3.13%, 09/01/2026(1)	1,389,994
1,255,000	4.00%, 07/15/2028(1)	1,066,042
441,000	4.13%, 07/01/2030(1)	348,963
		13,361,662
	Mining - 0.4%
1,680,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	1,317,129
	Corp. Nacional del Cobre de Chile
400,000	3.70%, 01/30/2050(1)	234,749
1,470,000	5.95%, 01/08/2034(1)	1,364,215
495,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	398,999
	Glencore Funding LLC
320,000	2.85%, 04/27/2031(1)	248,897
625,000	5.70%, 05/08/2033(1)	581,169
1,230,000	6.38%, 10/06/2030(1)	1,206,617
		5,351,775
	Office/Business Equipment - 0.2%
	CDW LLC/CDW Finance Corp.
225,000	2.67%, 12/01/2026	201,260
2,709,000	3.25%, 02/15/2029	2,287,103
		2,488,363
	Oil & Gas - 1.7%
	Aker BP ASA
600,000	2.00%, 07/15/2026(1)	536,646
420,000	3.10%, 07/15/2031(1)	330,278
970,000	5.60%, 06/13/2028(1)	942,598
620,000	6.00%, 06/13/2033(1)	585,277
	BP Capital Markets America, Inc.
85,000	2.94%, 06/04/2051	49,285
100,000	3.06%, 06/17/2041	66,610
120,000	3.38%, 02/08/2061	71,528
1,039,000	4.81%, 02/13/2033	951,717
960,000	4.89%, 09/11/2033	881,043
	ConocoPhillips Co.
56,000	4.03%, 03/15/2062	38,075
720,000	5.05%, 09/15/2033	672,406
700,000	5.70%, 09/15/2063	628,999
416,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	386,431
	Ecopetrol SA
1,065,000	4.63%, 11/02/2031	799,938
2,835,000	8.63%, 01/19/2029	2,826,413
510,000	8.88%, 01/13/2033	489,638
	Energian Israel Finance Ltd.
709,000	5.88%, 03/30/2031(7)	565,300
600,000	8.50%, 09/30/2033(7)	522,750
	Equinor ASA
275,000	3.25%, 11/18/2049	175,692
350,000	3.70%, 04/06/2050	243,849
664,000	Hess Corp. 7.30%, 08/15/2031	717,934
	Leviathan Bond Ltd.
1,225,000	6.50%, 06/30/2027(7)	1,074,533
170,000	6.75%, 06/30/2030(7)	143,754
515,000	Marathon Oil Corp. 6.60%, 10/01/2037	493,556
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Oil & Gas - 1.7% - (continued)
	Occidental Petroleum Corp.
$ 300,000	6.45%, 09/15/2036	$ 291,408
940,000	6.63%, 09/01/2030	942,873
	Ovintiv, Inc.
130,000	5.65%, 05/15/2028	126,279
255,000	6.50%, 08/15/2034	244,497
445,000	6.63%, 08/15/2037	418,019
	Patterson-UTI Energy, Inc.
825,000	5.15%, 11/15/2029	737,310
225,000	7.15%, 10/01/2033	219,980
	Shell International Finance BV
8,000	2.88%, 11/26/2041	5,197
982,000	3.00%, 11/26/2051	583,264
249,000	3.25%, 04/06/2050	158,095
765,000	Var Energi ASA 7.50%, 01/15/2028(1)	782,728
2,025,000	Viper Energy Partners LP 5.38%, 11/01/2027(1)	1,919,194
		20,623,094
	Packaging & Containers - 0.4%
	Ball Corp.
1,068,000	4.00%, 11/15/2023	1,065,348
3,700,000	6.00%, 06/15/2029	3,539,144
		4,604,492
	Pharmaceuticals - 0.1%
25,000	Cigna Group 1.25%, 03/15/2026	22,490
	CVS Health Corp.
630,000	4.13%, 04/01/2040	468,661
515,000	5.13%, 02/21/2030	487,064
275,000	5.25%, 01/30/2031	259,164
		1,237,379
	Pipelines - 1.5%
489,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	437,685
1,058,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	1,040,193
	Columbia Pipelines Operating Co. LLC
120,000	5.93%, 08/15/2030(1)	116,019
845,000	6.04%, 11/15/2033(1)	803,940
90,000	6.54%, 11/15/2053(1)	83,215
555,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	432,900
	Enbridge, Inc.
1,845,000	5.70%, 03/08/2033	1,728,294
1,150,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(6)	1,104,770
	Energy Transfer LP
75,100	4.25%, 04/01/2024	74,462
440,000	5.15%, 02/01/2043	338,882
115,000	5.25%, 04/15/2029	109,242
720,000	6.05%, 12/01/2026	718,509
240,000	6.10%, 12/01/2028	237,079
1,560,000	6.40%, 12/01/2030	1,543,288
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	55,649
55,000	6.50%, 07/01/2027(1)	53,458
532,812	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	393,150
	Greensaif Pipelines Bidco SARL
2,030,000	6.13%, 02/23/2038(1)	1,889,839
830,000	6.51%, 02/23/2042(1)	773,803
	MPLX LP
620,000	1.75%, 03/01/2026	562,519
440,000	2.65%, 08/15/2030	348,524
195,000	4.95%, 03/14/2052	145,780

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Pipelines - 1.5% - (continued)
	ONEOK, Inc.
$ 60,000	3.10%, 03/15/2030	$ 49,579
475,000	3.40%, 09/01/2029	406,839
860,000	4.35%, 03/15/2029	781,744
60,000	6.00%, 06/15/2035	55,757
345,000	6.10%, 11/15/2032	333,146
145,000	Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	123,316
413,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	371,062
	Targa Resources Corp.
260,000	6.13%, 03/15/2033	249,491
470,000	6.25%, 07/01/2052	413,166
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
270,000	4.00%, 01/15/2032	221,419
100,000	4.88%, 02/01/2031	88,185
	Transcontinental Gas Pipe Line Co. LLC
205,000	3.25%, 05/15/2030	171,974
35,000	4.00%, 03/15/2028	32,234
	Western Midstream Operating LP
65,000	4.05%, 02/01/2030(5)	56,359
495,000	4.75%, 08/15/2028	460,457
585,000	6.15%, 04/01/2033	553,360
	Williams Cos., Inc.
104,000	3.90%, 01/15/2025	101,263
85,000	4.00%, 09/15/2025	81,716
60,000	4.50%, 11/15/2023	59,966
875,000	4.65%, 08/15/2032	772,508
620,000	5.65%, 03/15/2033	586,179
		18,960,920
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
380,000	1.45%, 09/15/2026	333,498
100,000	2.40%, 03/15/2025	94,956
140,000	2.70%, 04/15/2031	108,440
683,000	3.80%, 08/15/2029	598,323
620,000	5.80%, 11/15/2028	606,283
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	170,274
420,000	2.90%, 03/15/2027	377,110
245,000	3.80%, 02/15/2028	221,066
2,040,000	4.80%, 09/01/2028	1,907,174
95,000	5.00%, 01/11/2028	90,229
1,165,000	Equinix, Inc. 3.20%, 11/18/2029	985,100
	GLP Capital LP/GLP Financing II, Inc.
1,100,000	4.00%, 01/15/2031	894,949
260,000	5.30%, 01/15/2029	237,532
378,000	5.75%, 06/01/2028	354,331
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	644,510
1,468,000	VICI Properties LP 4.95%, 02/15/2030	1,308,693
		8,932,468
	Retail - 0.7%
	AutoZone, Inc.
95,000	3.13%, 04/21/2026	89,021
496,000	4.75%, 08/01/2032	440,792
160,000	4.75%, 02/01/2033	141,442
490,000	6.55%, 11/01/2033	492,586
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,367,302
1,010,000	5.63%, 01/01/2030(1)	899,085
	Gap, Inc.
2,024,000	3.63%, 10/01/2029(1)	1,546,830
1,726,000	3.88%, 10/01/2031(1)	1,239,091
1,136,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,019,524
		8,235,673
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Semiconductors - 0.4%
$ 1,785,000	Broadcom, Inc. 4.00%, 04/15/2029(1)	$ 1,595,399
	Intel Corp.
644,000	3.05%, 08/12/2051	371,383
70,000	5.70%, 02/10/2053	62,990
235,000	5.90%, 02/10/2063	213,463
	Marvell Technology, Inc.
1,098,000	2.45%, 04/15/2028	940,103
240,000	2.95%, 04/15/2031	189,821
285,000	5.95%, 09/15/2033	270,927
105,000	NXP BV/NXP Funding LLC 5.55%, 12/01/2028	101,380
101,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	91,218
910,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	705,693
		4,542,377
	Software - 1.1%
2,365,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,101,917
752,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	669,612
	MSCI, Inc.
959,000	3.63%, 11/01/2031(1)	762,457
341,000	3.88%, 02/15/2031(1)	281,690
395,000	4.00%, 11/15/2029(1)	340,165
	Open Text Corp.
2,395,000	3.88%, 12/01/2029(1)	1,958,772
1,425,000	6.90%, 12/01/2027(1)	1,418,023
680,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	533,407
	Oracle Corp.
200,000	2.88%, 03/25/2031	160,621
220,000	2.95%, 04/01/2030	182,595
201,000	3.60%, 04/01/2040	138,764
846,000	3.60%, 04/01/2050	521,365
944,000	3.85%, 04/01/2060	570,706
100,000	3.95%, 03/25/2051	65,341
170,000	4.00%, 07/15/2046	114,810
295,000	4.00%, 11/15/2047	197,486
85,000	4.13%, 05/15/2045	59,052
1,133,000	6.15%, 11/09/2029	1,137,398
2,486,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,334,781
		13,548,962
	Telecommunications - 0.6%
	AT&T, Inc.
640,000	2.55%, 12/01/2033	460,539
6,000	3.55%, 09/15/2055	3,512
1,527,000	3.80%, 12/01/2057	926,028
1,165,000	5.40%, 02/15/2034	1,071,395
	Rogers Communications, Inc.
520,000	3.80%, 03/15/2032	422,568
56,000	4.30%, 02/15/2048	37,848
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	499,828
1,372,000	3.88%, 04/15/2030	1,196,479
435,000	5.05%, 07/15/2033	394,041
585,000	5.75%, 01/15/2034	556,342
260,000	5.80%, 09/15/2062	225,544
	Verizon Communications, Inc.
604,000	2.36%, 03/15/2032	452,908
725,000	2.55%, 03/21/2031	567,482
619,000	2.65%, 11/20/2040	375,186
75,000	4.50%, 08/10/2033	65,147
		7,254,847
	Trucking & Leasing - 0.4%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,552,861

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Trucking & Leasing - 0.4% - (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 898,000	2.70%, 11/01/2024(1)	$ 866,585
1,568,000	4.00%, 07/15/2025(1)	1,508,530
617,000	4.40%, 07/01/2027(1)	574,337
280,000	6.05%, 08/01/2028(1)	274,859
		4,777,172
	Total Corporate Bonds (cost $369,668,300)	$ 337,732,882
FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
	Angola - 0.1%
	Angola Government International Bonds
580,000	8.00%, 11/26/2029(7)	$ 461,865
290,000	8.75%, 04/14/2032(1)	225,364
		687,229
	Benin - 0.1%
	Benin Government International Bonds
EUR 1,130,000	4.95%, 01/22/2035(1)	807,779
560,000	4.95%, 01/22/2035(7)	400,316
		1,208,095
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 455,000	2.38%, 08/20/2030(1)	360,087
1,305,000	5.00%, 07/15/2032(1)	1,184,695
		1,544,782
	Brazil - 0.4%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	4,553,118
	Chile - 0.0%
EUR 790,000	Chile Government International Bonds 1.25%, 01/22/2051	394,535
	Colombia - 0.2%
	Colombia Government International Bonds
$ 1,175,000	5.00%, 06/15/2045	748,540
885,000	5.20%, 05/15/2049	564,852
1,610,000	5.63%, 02/26/2044	1,124,741
		2,438,133
	Costa Rica - 0.1%
1,150,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,095,375
	Ghana - 0.0%
204,000	Ghana Government International Bonds 6.38%, 02/11/2027(1)(9)	88,740
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	2,348,441
$ 200,000	6.75%, 09/25/2052(1)	184,604
		2,533,045
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 2,600,000	1.10%, 03/12/2033	1,967,299
100,000	2.15%, 07/18/2024(7)	103,715
		2,071,014
	Ivory Coast - 0.1%
1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,027,761
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.4% - (continued)
	Mexico - 0.0%
$ 200,000	Mexico Government International Bonds 6.34%, 05/04/2053	$ 174,926
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 770,000	2.75%, 01/18/2025(7)	778,746
985,000	3.68%, 06/03/2026(1)	975,386
835,000	3.68%, 06/03/2026(7)	826,850
		2,580,982
	Panama - 0.0%
$ 425,000	Panama Government International Bonds 6.88%, 01/31/2036	400,218
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,094,933
900,000	1.75%, 04/28/2041	595,447
		1,690,380
	Poland - 0.1%
	Bank Gospodarstwa Krajowego
$ 405,000	5.38%, 05/22/2033(1)	376,144
740,000	6.25%, 10/31/2028(1)	748,525
		1,124,669
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	785,816
5,520,000	2.75%, 04/14/2041(7)	3,438,679
750,000	3.38%, 02/08/2038(7)	556,590
		4,781,085
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
580,000	2.00%, 07/09/2039(7)	416,096
$ 930,000	5.00%, 01/18/2053(1)	735,427
		1,151,523
	Total Foreign Government Obligations (cost $39,144,182)	$ 29,545,610
MUNICIPAL BONDS - 1.0%
	Development - 0.1%
1,500,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$ 1,403,793
	General - 0.4%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	194,395
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,485,275
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,566,263
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,333,346
		4,579,279
	General Obligation - 0.1%
335,000	State of California, CA, GO 7.30%, 10/01/2039	369,303
125,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	126,371
		495,674
	School District - 0.1%
	Chicago Board of Education, IL, GO
270,000	6.04%, 12/01/2029	255,764

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	School District - 0.1% - (continued)
$ 220,000	6.14%, 12/01/2039	$ 189,578
1,335,000	6.32%, 11/01/2029	1,258,520
		1,703,862
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	569,823
1,840,000	5.18%, 11/15/2049	1,510,088
		2,079,911
	Utilities - 0.1%
1,355,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,311,324
	Utility - Electric - 0.0%
363,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	370,013
	Total Municipal Bonds (cost $13,418,862)	$ 11,943,856
U.S. GOVERNMENT AGENCIES - 45.5%
	Mortgage-Backed Agencies - 45.5%
	Federal Home Loan Mortgage Corp. - 6.9%
3,104,513	0.48%, 01/25/2034(3)(4)	$ 102,221
1,544,855	0.63%, 10/25/2026(3)(4)	22,001
6,561,587	0.72%, 12/25/2030(3)(4)	258,620
3,267,013	0.75%, 06/25/2027(3)(4)	71,232
1,469,372	0.88%, 11/25/2030(3)(4)	67,898
634,755	1.00%, 10/25/2040	474,943
1,181,859	1.00%, 02/25/2051	939,652
2,579,578	1.02%, 10/25/2030(3)(4)	135,910
3,420,467	1.12%, 01/25/2030(3)(4)	182,178
4,259,244	1.12%, 06/25/2030(3)(4)	244,177
3,311,626	1.43%, 05/25/2030(3)(4)	239,365
5,381,778	1.50%, 05/15/2037(4)	309,399
2,070,423	1.57%, 05/25/2030(3)(4)	160,647
242,242	1.75%, 10/15/2042	196,970
1,140,522	2.00%, 05/01/2036	971,461
397,416	2.00%, 06/01/2036	338,482
183,688	2.00%, 12/01/2040	145,724
1,079,971	2.00%, 05/01/2041	854,944
1,216,948	2.00%, 12/01/2041	955,299
715,339	2.00%, 10/01/2050	530,176
855,831	2.00%, 02/01/2051	640,418
4,423,111	2.00%, 03/01/2051	3,285,020
1,486,677	2.00%, 04/01/2051	1,101,882
819,277	2.00%, 05/01/2051	612,882
348,829	2.00%, 08/01/2051	258,107
355,501	2.00%, 11/01/2051	263,979
1,285,156	2.00%, 01/01/2052	949,012
1,383,330	2.00%, 04/01/2052	1,033,645
2,277,242	2.00%, 06/15/2052(4)	276,273
2,882,473	2.50%, 04/25/2036(4)	284,640
286,000	2.50%, 10/25/2041	204,591
512,534	2.50%, 05/01/2050	400,198
633,522	2.50%, 06/01/2050	490,342
1,605,222	2.50%, 06/25/2050(4)	230,130
3,660,607	2.50%, 07/01/2050	2,837,786
1,017,283	2.50%, 08/01/2050	789,560
1,487,258	2.50%, 09/01/2050	1,148,300
1,186,692	2.50%, 10/01/2050	930,028
1,098,870	2.50%, 11/01/2050	850,491
335,591	2.50%, 02/01/2051	262,678
839,689	2.50%, 03/01/2051	649,891
379,806	2.50%, 05/01/2051	293,492
251,588	2.50%, 07/01/2051	194,721
352,270	2.50%, 08/01/2051	272,197
584,807	2.50%, 10/01/2051	451,964
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Federal Home Loan Mortgage Corp. - 6.9% - (continued)
$ 1,615,958	2.50%, 03/15/2052(4)	$ 226,273
1,059,749	2.50%, 03/25/2052	869,602
2,314,407	2.50%, 04/01/2052	1,781,860
1,221,955	3.00%, 10/01/2032	1,138,193
3,855	3.00%, 05/15/2041	3,490
90,927	3.00%, 07/01/2047	75,351
290,875	3.00%, 12/15/2047	199,600
129,935	3.00%, 01/01/2048	107,254
1,158,056	3.00%, 07/01/2050	938,573
750,689	3.00%, 08/01/2050	604,681
204,591	3.00%, 08/01/2051	165,335
1,594,684	3.00%, 09/25/2051(4)	256,562
1,130,808	3.00%, 10/01/2051	915,529
432,197	3.00%, 01/01/2052	351,720
565,730	3.00%, 05/01/2052	457,933
1,245,407	3.50%, 01/15/2033(4)	127,622
479,581	3.50%, 05/15/2034(4)	38,756
662,022	3.50%, 10/15/2042	581,753
247,986	3.50%, 10/15/2045	209,032
670,094	3.50%, 12/01/2046	575,642
618,862	3.50%, 12/15/2046	522,379
432,710	3.50%, 01/01/2047	375,836
251,740	3.50%, 03/15/2047	214,258
124,650	3.50%, 06/01/2047	107,081
150,035	3.50%, 12/01/2047	128,224
160,123	3.50%, 01/01/2048	137,188
232,779	3.50%, 12/01/2048	198,742
910,546	3.50%, 04/01/2050	774,897
332,797	4.00%, 05/01/2038	307,931
425,481	4.00%, 05/25/2040(4)	62,225
718,165	4.00%, 09/15/2041	650,309
9,562	4.00%, 01/01/2042	8,545
160,426	4.00%, 03/01/2042	143,653
4,311	4.00%, 04/01/2042	3,854
6,462	4.00%, 06/01/2042	5,779
104,024	4.00%, 04/01/2047	92,392
199,348	4.00%, 11/01/2047	176,793
407,540	4.00%, 12/01/2047	368,480
1,359,794	4.00%, 04/01/2049	1,195,630
370,859	4.00%, 05/01/2049	328,978
1,112,551	4.00%, 07/01/2049	984,981
1,581,564	4.00%, 09/25/2050(4)	320,018
1,121,907	4.50%, 07/01/2052	1,004,054
91,913	5.00%, 09/01/2035	88,929
356,859	5.00%, 09/15/2036(4)	61,108
1,059,969	5.00%, 03/15/2045(4)	224,726
191,174	5.00%, 02/15/2048(4)	39,907
45,004	5.00%, 09/01/2048	42,311
29,145	5.00%, 02/01/2049	27,375
14,466,389	5.00%, 09/01/2052	13,355,398
797,670	5.00%, 10/01/2052	736,420
96,615	5.00%, 11/01/2052	89,171
2,550,690	5.00%, 12/01/2052	2,353,990
31,888	5.00%, 01/01/2053	29,427
650,091	5.00%, 02/01/2053	599,985
2,842,436	5.00%, 04/01/2053	2,623,834
9,075	5.50%, 02/01/2029	9,083
13,824	5.50%, 12/01/2038	13,239
425,585	5.50%, 05/15/2040(4)	84,110
397,967	5.50%, 06/15/2046(4)	78,408
363,147	5.50%, 10/15/2046(4)	73,235
307,708	5.50%, 02/01/2049	297,184
36,006	5.50%, 03/01/2049	34,774
1,231,024	5.50%, 02/01/2053	1,173,822
2,505,392	5.50%, 04/01/2053	2,380,318
818,448	6.00%, 12/01/2052	801,349

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Federal Home Loan Mortgage Corp. - 6.9% - (continued)
$ 383,276	6.00%, 03/01/2053	$ 375,076
892,000	8.22%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	908,724
805,000	8.57%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	823,510
1,310,000	8.67%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,352,406
2,815,000	8.67%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,881,856
2,819,800	8.82%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,899,045
2,460,000	8.82%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,531,072
380,000	8.87%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	391,393
1,105,000	9.02%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,158,062
970,000	9.32%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,014,700
1,593,000	9.82%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,696,470
		84,900,931
	Federal National Mortgage Association - 14.4%
136,525	0.00%, 06/25/2041(10)(11)	96,319
2,311,592	0.31%, 01/25/2030(3)(4)	24,258
6,117,822	1.16%, 06/25/2034(3)(4)	379,219
4,056,672	1.41%, 05/25/2029(3)(4)	196,717
3,515,771	1.50%, 11/25/2035(4)	189,875
217,551	1.50%, 07/01/2051	151,685
3,789,518	1.50%, 09/01/2051	2,639,756
827,554	2.00%, 03/01/2036	709,057
1,181,640	2.00%, 05/01/2036	1,006,294
1,350,748	2.00%, 06/01/2036	1,156,887
1,306,333	2.00%, 08/01/2036	1,112,482
722,745	2.00%, 09/01/2036	615,457
448,667	2.00%, 12/01/2036	382,139
165,414	2.00%, 02/01/2037	140,874
651,735	2.00%, 09/01/2040	517,203
2,343,082	2.00%, 12/01/2040	1,859,294
630,208	2.00%, 04/01/2041	499,497
223,173	2.00%, 05/01/2041	176,676
2,403	2.00%, 09/25/2041	2,116
880,818	2.00%, 10/01/2041	692,901
4,241	2.00%, 12/25/2041	3,675
568,284	2.00%, 02/01/2042	450,959
309,646	2.00%, 03/25/2044	273,165
321,035	2.00%, 05/25/2044	277,605
511,142	2.00%, 08/25/2050	296,228
2,225,769	2.00%, 10/01/2050	1,656,565
1,760,638	2.00%, 12/01/2050	1,306,109
3,887,959	2.00%, 02/01/2051	2,880,726
6,116,115	2.00%, 03/01/2051	4,523,672
7,912,338	2.00%, 04/01/2051	5,861,777
1,172,094	2.00%, 05/01/2051	867,489
271,128	2.00%, 07/01/2051	200,871
980,125	2.00%, 08/01/2051	737,377
1,484,053	2.00%, 09/01/2051	1,100,491
2,178,392	2.00%, 03/25/2052(4)	276,353
9,066,172	2.00%, 04/01/2052	6,681,685
412,619	2.25%, 04/01/2033	314,620
964,927	2.50%, 06/25/2045	701,510
7,977	2.50%, 03/25/2046	6,990
650,295	2.50%, 04/01/2050	503,469
625,163	2.50%, 06/01/2050	484,378
4,700,916	2.50%, 07/01/2050	3,680,967
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 977,350	2.50%, 09/01/2050	$ 757,593
1,594,265	2.50%, 10/01/2050	1,243,769
1,731,308	2.50%, 12/01/2050	1,340,381
388,927	2.50%, 01/01/2051	303,269
2,658,779	2.50%, 02/01/2051	2,055,368
1,637,964	2.50%, 02/25/2051(4)	262,528
8,576,783	2.50%, 05/01/2051	6,629,967
1,498,434	2.50%, 06/01/2051	1,154,750
814,941	2.50%, 07/01/2051	630,840
374,489	2.50%, 08/01/2051	293,431
547,565	2.50%, 09/01/2051	423,243
7,969,365	2.50%, 10/01/2051	6,171,832
7,724,433	2.50%, 11/01/2051	6,015,938
2,385,911	2.50%, 12/01/2051	1,849,819
932,065	2.50%, 01/01/2052	723,318
1,322,024	2.50%, 03/01/2052	1,022,774
520,472	2.50%, 04/01/2052	402,295
2,201,114	2.50%, 06/25/2052(4)	330,489
1,328,441	2.50%, 09/25/2052(4)	203,449
1,231,461	2.50%, 01/01/2057	946,130
640,263	3.00%, 04/25/2033(4)	41,369
185,903	3.00%, 08/01/2033	172,250
1,234,262	3.00%, 06/01/2038	1,108,753
474,696	3.00%, 11/25/2042	405,345
4,743	3.00%, 02/25/2043	4,420
924,522	3.00%, 03/25/2043	764,126
1,123,133	3.00%, 05/25/2043	951,176
1,199,523	3.00%, 11/25/2044	1,011,026
999,401	3.00%, 01/25/2045	814,177
71,550	3.00%, 01/25/2046	61,879
959,139	3.00%, 02/25/2047	819,731
339,797	3.00%, 08/25/2049	288,245
118,878	3.00%, 12/01/2049	96,296
401,115	3.00%, 02/01/2050	327,538
1,687,645	3.00%, 07/01/2050	1,378,453
1,577,565	3.00%, 08/01/2050	1,278,576
638,290	3.00%, 10/01/2050	515,906
2,590,095	3.00%, 12/01/2050	2,099,022
828,314	3.00%, 05/01/2051	677,452
194,449	3.00%, 06/01/2051	156,399
1,664,782	3.00%, 07/01/2051	1,338,693
376,683	3.00%, 08/01/2051	304,345
1,368,195	3.00%, 09/01/2051	1,105,390
2,277,646	3.00%, 10/01/2051	1,838,354
2,114,274	3.00%, 11/01/2051	1,701,158
1,188,371	3.00%, 12/01/2051	960,294
542,341	3.00%, 01/01/2052	436,993
1,797,405	3.00%, 01/25/2052(4)	273,455
686,106	3.00%, 04/01/2052	558,336
836,607	3.00%, 05/01/2052	677,035
1,422,330	3.50%, 07/25/2033(4)	113,684
547,233	3.50%, 08/25/2033(4)	57,768
350,049	3.50%, 04/25/2034(4)	18,008
974,621	3.50%, 05/01/2037	880,740
653,594	3.50%, 11/25/2039(4)	58,960
484,366	3.50%, 10/01/2041	426,083
3,869	3.50%, 05/25/2042	3,539
1,167,689	3.50%, 11/25/2042	1,016,035
80,519	3.50%, 07/25/2044	77,509
228,667	3.50%, 12/01/2045	197,134
202,097	3.50%, 01/01/2046	174,776
151,566	3.50%, 03/01/2046	131,060
761,166	3.50%, 12/01/2046	669,431
255,685	3.50%, 05/01/2047	220,559
2,029,001	3.50%, 09/01/2047	1,742,510
1,930,508	3.50%, 12/01/2047	1,650,070

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 223,735	3.50%, 01/01/2048	$ 190,770
298,738	3.50%, 02/01/2048	255,085
83,268	3.50%, 06/01/2048	70,965
403,316	3.50%, 07/01/2048	347,241
86,463	3.50%, 11/01/2048	73,904
258,960	3.50%, 03/25/2049	232,679
619,221	3.50%, 04/25/2049	560,969
669,377	3.50%, 06/01/2049	576,383
411,274	3.50%, 09/01/2050	349,684
923,537	3.50%, 11/01/2051	775,055
1,314,218	3.50%, 04/01/2052	1,106,978
707,740	3.50%, 05/01/2056	583,712
606,607	3.50%, 11/25/2057	544,464
1,083,526	3.50%, 05/01/2058	893,626
997,959	3.50%, 12/25/2058	829,661
760,000	3.52%, 11/01/2032	648,359
654,468	4.00%, 08/01/2038	611,480
2,367	4.00%, 11/01/2040	2,119
31,730	4.00%, 02/01/2041	28,419
379,614	4.00%, 06/01/2041	343,708
4,624	4.00%, 09/01/2041	4,140
7,764	4.00%, 10/01/2041	6,952
169,855	4.00%, 01/01/2042	151,694
208,327	4.00%, 02/01/2042	186,090
61,997	4.00%, 05/01/2042	55,251
2,361	4.00%, 09/01/2042	2,105
898,002	4.00%, 01/01/2043	802,795
18,205	4.00%, 10/01/2043	16,301
214,377	4.00%, 03/01/2046	190,359
279,466	4.00%, 09/01/2047	246,980
502,844	4.00%, 10/01/2047	445,233
258,049	4.00%, 11/01/2047	228,296
1,650,863	4.00%, 06/01/2048	1,461,074
2,005,962	4.00%, 10/01/2048	1,772,813
780,014	4.00%, 01/01/2049	688,843
1,745,403	4.00%, 04/01/2049	1,526,293
99,495	4.00%, 08/01/2049	88,366
594,617	4.00%, 09/01/2049	524,145
1,255,488	4.00%, 04/01/2050	1,105,386
1,623,671	4.00%, 09/25/2050(4)	315,095
801,116	4.00%, 08/01/2051	706,030
834,747	4.00%, 06/01/2052	724,741
654,351	4.03%, 06/01/2028	614,135
850,000	4.19%, 04/01/2028	804,393
400,000	4.21%, 03/01/2033	359,100
309,655	4.37%, 05/01/2028	295,054
580,000	4.41%, 04/01/2030	542,743
785,694	4.46%, 05/01/2028	751,791
649,249	4.50%, 12/01/2037	619,241
426,867	4.50%, 04/01/2048	389,206
190,232	4.50%, 04/01/2049	173,276
781,823	4.50%, 01/01/2051	713,497
1,300,890	4.50%, 08/01/2052	1,164,234
1,441,959	4.50%, 03/01/2053	1,290,536
403,683	4.51%, 05/01/2033	371,912
452,342	4.64%, 10/01/2033	417,354
215,000	4.75%, 04/01/2028	208,636
307,854	5.00%, 06/25/2048(4)	53,005
1,092,627	5.00%, 07/01/2052	1,011,260
15,302,475	5.00%, 09/01/2052	14,127,054
3,859,446	5.00%, 10/01/2052	3,562,701
114,657	5.00%, 11/01/2052	105,801
890,105	5.00%, 12/01/2052	821,408
925,949	5.00%, 03/01/2053	854,394
8,269,868	5.00%, 04/01/2053	7,631,750
208,340	5.00%, 05/01/2053	192,265
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Federal National Mortgage Association - 14.4% - (continued)
$ 330,450	5.50%, 04/25/2044(4)	$ 59,059
809,580	5.50%, 10/01/2052	771,968
1,485,050	5.50%, 11/01/2052	1,410,423
2,625,027	5.50%, 12/01/2052	2,494,673
1,435,582	5.50%, 06/01/2053	1,363,098
1,689,689	5.50%, 07/01/2053	1,604,431
865,724	6.00%, 05/01/2053	848,013
3,085,000	8.57%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	3,126,324
		177,027,606
	Government National Mortgage Association - 7.4%
146,153	2.00%, 06/16/2042	128,421
1,332,795	2.00%, 10/20/2050	1,036,055
5,965,000	2.00%, 11/20/2053(12)	4,607,030
50,854	2.50%, 05/20/2040	48,069
1,895,137	2.50%, 10/20/2049	1,549,294
1,402,754	2.50%, 11/20/2049	1,124,880
1,109,252	2.50%, 03/20/2051	885,078
978,928	2.50%, 09/20/2051	781,071
3,263,245	2.50%, 10/20/2051	2,603,476
13,035,000	2.50%, 11/20/2053(12)	10,387,253
1,257,587	3.00%, 01/16/2044	1,059,114
633,850	3.00%, 11/20/2045	508,210
655,837	3.00%, 02/20/2047	551,650
555,127	3.00%, 05/20/2049	477,181
206,738	3.00%, 03/20/2050	172,406
471,156	3.00%, 11/20/2050	391,953
4,246,286	3.00%, 04/20/2051	3,523,245
2,415,208	3.00%, 08/20/2051	2,000,970
1,543,313	3.00%, 09/20/2051	1,276,534
482,404	3.00%, 10/20/2051	399,043
3,331,484	3.00%, 12/20/2051	2,758,380
831,997	3.00%, 02/20/2052	715,506
756,729	3.00%, 04/20/2052	625,073
400,000	3.00%, 11/20/2053(12)	330,187
240,668	3.50%, 11/20/2042	206,948
799,611	3.50%, 03/20/2044	696,712
505,004	3.50%, 06/20/2046	439,084
110,361	3.50%, 07/20/2046	95,613
115,315	3.50%, 10/20/2046	99,852
508,708	3.50%, 02/20/2047	440,248
136,527	3.50%, 05/20/2047	118,595
139,035	3.50%, 07/20/2047	120,293
102,137	3.50%, 11/20/2047	88,267
125,539	3.50%, 03/20/2048	108,463
590,534	3.50%, 02/20/2049	510,044
619,772	3.50%, 06/20/2050	534,629
1,325,737	3.50%, 11/20/2052	1,104,679
1,857,842	3.50%, 01/20/2053	1,584,752
9,150,000	3.50%, 11/20/2053(12)	7,801,090
307,094	3.88%, 08/15/2042	278,888
987,699	4.00%, 09/16/2042(4)	197,324
342,179	4.00%, 09/20/2042(4)	45,310
217,874	4.00%, 12/20/2044(4)	40,602
478,759	4.00%, 08/20/2045	433,459
642,716	4.00%, 09/20/2047	575,321
18,070	4.00%, 04/20/2048	16,195
936,108	4.00%, 07/20/2048	840,108
6,605,000	4.00%, 11/20/2053(12)	5,809,255
941,366	4.50%, 02/20/2040	875,494
843,268	4.50%, 05/20/2041	783,625
704,662	4.50%, 06/16/2043(4)	140,751
339,726	4.50%, 05/20/2045(4)	67,054
501,788	4.50%, 08/20/2045(4)	91,657
574,072	4.50%, 12/16/2046(4)	84,497
365,749	4.50%, 05/20/2048(4)	55,851

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.5% - (continued)
	Mortgage-Backed Agencies - 45.5% - (continued)
	Government National Mortgage Association - 7.4% - (continued)
$ 242,541	4.50%, 06/20/2048(4)	$ 44,430
173,903	4.50%, 05/20/2052	157,538
729,406	4.50%, 08/20/2052	660,283
664,456	4.50%, 09/20/2052	601,337
2,987,156	4.50%, 10/20/2052	2,701,543
10,770,000	4.50%, 11/20/2053(12)	9,735,188
676,260	5.00%, 05/20/2040	651,864
537,554	5.00%, 06/20/2040	518,165
210,404	5.00%, 07/20/2040	202,819
287,350	5.00%, 12/20/2043(4)	58,094
1,469,940	5.00%, 07/16/2044(4)	272,484
270,593	5.00%, 11/16/2046(4)	44,472
262,342	5.00%, 06/16/2047(4)	46,144
345,861	5.00%, 11/16/2047(4)	62,822
911,795	5.00%, 11/20/2049	858,754
2,805,000	5.00%, 11/20/2053(12)	2,610,451
241,594	5.50%, 02/20/2044(4)	39,701
190,693	5.50%, 09/15/2045	188,841
275,879	5.50%, 09/20/2045(4)	60,410
10,675,000	5.50%, 11/20/2053(12)	10,219,125
		91,959,204
	Uniform Mortgage-Backed Security - 16.8%
500,000	1.50%, 11/01/2053(12)	347,578
6,465,000	2.00%, 11/01/2038(12)	5,469,481
12,952,000	2.00%, 11/01/2053(12)	9,519,720
2,450,000	2.50%, 11/01/2038(12)	2,133,988
3,235,000	3.00%, 11/01/2038(12)	2,889,765
1,230,000	3.50%, 11/01/2038(12)	1,123,127
7,473,000	3.50%, 11/13/2053(12)	6,232,949
2,675,000	4.00%, 11/13/2053(12)	2,313,542
2,747,000	4.50%, 11/01/2038(12)	2,599,993
63,282,000	4.50%, 11/13/2053(12)	56,576,285
2,710,000	5.00%, 11/13/2053(12)	2,499,386
31,903,000	5.50%, 11/13/2053(12)	30,280,128
84,625,000	6.00%, 11/01/2053(12)	82,358,654
2,700,000	6.50%, 11/01/2053(12)	2,684,139
		207,028,735
	Total U.S. Government Agencies (cost $600,068,685)	$ 560,916,476
U.S. GOVERNMENT SECURITIES - 22.4%
	U.S. Treasury Securities - 22.4%
	U.S. Treasury Bonds - 11.2%
35,940,000	1.25%, 05/15/2050	$ 15,963,818
19,520,000	1.63%, 11/15/2050	9,647,150
5,795,000	2.50%, 02/15/2045	3,763,807
8,585,000	2.75%, 11/15/2042	6,015,872
3,895,000	2.88%, 08/15/2045	2,699,874
56,000	2.88%, 05/15/2052	37,667
3,325,000	3.00%, 11/15/2045	2,352,567
1,395,000	3.00%, 02/15/2048	970,233
19,100,000	3.00%, 08/15/2052	13,203,621
3,365,000	3.13%, 02/15/2043	2,502,982
2,645,000	3.13%, 08/15/2044	1,937,463
1,390,000	3.13%, 05/15/2048	989,669
25,825,000	3.38%, 08/15/2042	20,089,025
6,010,000	3.38%, 05/15/2044	4,600,233
30,225,000	3.38%, 11/15/2048	22,537,696
8,720,000	3.63%, 08/15/2043	6,994,734
8,845,000	3.63%, 02/15/2044(13)	7,063,216
21,465,000	3.63%, 05/15/2053	16,863,441
		138,233,068
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 22.4% - (continued)
	U.S. Treasury Securities - 22.4% - (continued)
	U.S. Treasury Inflation-Protected Bonds - 0.9%
$ 1,222,972	0.13%, 02/15/2052(14)		$ 639,050
18,776,279	0.25%, 02/15/2050(14)		10,516,550
			11,155,600
	U.S. Treasury Inflation-Protected Notes - 2.0%
16,561,656	0.25%, 07/15/2029(14)		14,667,417
5,399,369	0.75%, 07/15/2028(14)		4,998,740
3,519,625	0.88%, 01/15/2029(14)		3,243,073
1,971,021	1.38%, 07/15/2033(14)		1,787,739
			24,696,969
	U.S. Treasury Notes - 8.3%
22,170,000	0.75%, 05/31/2026		19,935,680
16,965,000	1.38%, 11/15/2031(15)		13,049,796
17,865,000	2.75%, 08/15/2032		15,147,566
4,425,000	3.50%, 04/30/2028		4,188,712
20,110,000	3.50%, 02/15/2033		18,045,583
13,740,000	3.63%, 05/31/2028		13,071,248
5,050,000	3.75%, 06/30/2030		4,720,961
7,705,000	3.88%, 08/15/2033		7,109,066
6,765,000	4.00%, 10/31/2029		6,448,684
			101,717,296
	Total U.S. Government Securities (cost $337,137,185)		$ 275,802,933
	Total Long-Term Investments (cost $1,650,511,737)		$ 1,483,901,979
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
2,644,635	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2023 at 5.28%, due on 11/01/2023 with a maturity value of $2,645,023; collateralized by U.S. Treasury Note at 0.75%, maturing 03/31/2026, with a market value of $2,697,581		$ 2,644,635
	Securities Lending Collateral - 0.2%
237,179	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.26%(16)		237,179
790,598	HSBC U.S. Government Money Market Fund, Institutional Class, 5.29%(16)		790,598
237,179	Invesco Government & Agency Portfolio, Institutional Class, 5.28%(16)		237,179
237,179	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.26%(16)		237,179
			1,502,135
	Total Short-Term Investments (cost $4,146,770)		$ 4,146,770
	Total Investments (cost $1,654,658,507)	120.9%	$ 1,488,048,749
	Other Assets and Liabilities	(20.9)%	(256,925,459)
	Total Net Assets	100.0%	$ 1,231,123,290
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $362,419,617, representing 29.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2023, the aggregate value of these securities was $18,841,045, representing 1.5% of net assets.
(8)	Represents entire or partial securities on loan.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2023, the market value of securities pledged was $2,874,797.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2023, the market value of securities pledged was $3,392,255.
(16)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BUND Future	31	12/07/2023	$ 4,226,615	$ (77,358)
Long Gilt Future	49	12/27/2023	5,539,202	(89,786)
U.S. Treasury 2-Year Note Future	688	12/29/2023	139,266,251	(213,506)
U.S. Treasury 5-Year Note Future	1,517	12/29/2023	158,490,946	(1,182,919)
Total				$ (1,563,569)
Short position contracts:
Euro BUXL 30-Year Bond Future	76	12/07/2023	$ 9,673,577	$ 824,728
Euro-BTP Future	132	12/07/2023	15,378,332	515,477
U.S. Treasury 10-Year Note Future	1,225	12/19/2023	130,060,547	1,304,581
U.S. Treasury 10-Year Ultra Future	41	12/19/2023	4,461,953	146,561
U.S. Treasury Long Bond Future	22	12/19/2023	2,407,625	235,545
U.S. Treasury Ultra Bond Future	75	12/19/2023	8,442,188	1,013,490
Total				$ 4,040,382
Total futures contracts				$ 2,476,813

TBA Sale Commitments Outstanding at October 31, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$ 8,864,000	11/01/2053	$ (6,803,804)	$ (24,930)
Uniform Mortgage-Backed Security, 3.00%	3,553,000	11/01/2053	(2,846,286)	49,825
Uniform Mortgage-Backed Security, 4.00%	7,474,000	11/01/2053	(6,464,079)	84,662
65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

TBA Sale Commitments Outstanding at October 31, 2023 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.50%	$ 3,070,000	11/15/2038	$ (2,905,707)	$ (23,984)
Uniform Mortgage-Backed Security, 5.00%	13,520,000	11/01/2053	(12,469,260)	171,318
Total TBA sale commitments (proceeds receivable $31,746,027)			$ (31,489,136)	$ 256,891
At October 31, 2023, the aggregate market value of TBA Sale Commitments represents (2.6)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S40.V1	USD	9,835,000	(1.00%)	12/20/2028	Quarterly	$ 483,203	$ —	$ 525,744	$ 42,541
Sell protection:
CDX.NA.HY.S41.V1	USD	8,595,000	5.00%	12/20/2028	Quarterly	$ 20,507	$ —	$ 10,510	$ (9,997)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	5,700,000	(1.00%)	06/20/2028	Quarterly	$ 268,852	$ —	$ 141,064	$ (127,788)
Total						$ 268,852	$ —	$ 141,064	$ (127,788)
Total centrally cleared credit default swap contracts						$ 772,562	$ —	$ 677,318	$ (95,244)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	$ 3,075	$ —	$ 1,212,242	$ 1,209,167
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	45,998	—	1,004,858	958,860
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(36,846)	679,180	716,026
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	38,051	—	981,270	943,219
Total centrally cleared interest rate swaps contracts						$ 87,124	$ (36,846)	$ 3,877,550	$ 3,827,272

Foreign Currency Contracts Outstanding at October 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,704,276	USD	23,599,000	BRL	MSC	12/20/2023	$ 52,149
19,244,575	USD	17,891,000	EUR	DEUT	12/20/2023	288,063
878,759	USD	820,000	EUR	JPM	12/20/2023	9,923
615,433	USD	572,000	EUR	BOM	12/20/2023	9,366
376,556	USD	350,000	EUR	MSC	12/20/2023	5,712
116,405	USD	108,000	EUR	ANZ	12/20/2023	1,974
337,212	USD	320,000	EUR	SCB	12/20/2023	(1,846)
Total foreign currency contracts						$ 365,341
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 267,960,222	$ —	$ 267,960,222	$ —
Corporate Bonds	337,732,882	—	337,732,882	—
Foreign Government Obligations	29,545,610	—	29,545,610	—
Municipal Bonds	11,943,856	—	11,943,856	—
U.S. Government Agencies	560,916,476	—	560,916,476	—
U.S. Government Securities	275,802,933	—	275,802,933	—
Short-Term Investments	4,146,770	1,502,135	2,644,635	—
Foreign Currency Contracts(2)	367,187	—	367,187	—
Futures Contracts(2)	4,040,382	4,040,382	—	—
Swaps - Credit Default(2)	42,541	—	42,541	—
Swaps - Interest Rate(2)	3,827,272	—	3,827,272	—
Total	$ 1,496,326,131	$ 5,542,517	$ 1,490,783,614	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,846)	$ —	$ (1,846)	$ —
Futures Contracts(2)	(1,563,569)	(1,563,569)	—	—
Swaps - Credit Default(2)	(137,785)	—	(137,785)	—
TBA Sale Commitments	(31,489,136)	—	(31,489,136)	—
Total	$ (33,192,336)	$ (1,563,569)	$ (31,628,767)	$ —

(1)	For the period ended October 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
67

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Bank of America Securities LLC
CIB	Credit Agricole
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVERS	iTraxx Europe Crossover Seriese
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LME	London Metal Exchange
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept Program
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

68